UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Investment Grade Bond Central Fund Fidelity® Investment Grade Bond Central Fund

This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Central Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$43,177,824,325
Number of Holdings	4,528
Portfolio Turnover	142%
What did the Fund invest in?
(as of March 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 64.9
AAA - 6.2
AA - 0.7
A - 7.1
BBB - 14.6
BB - 1.5
B - 0.8
Not Rated - 6.7
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 50.2
Corporate Bonds - 21.4
U.S. Government Agency - Mortgage Securities - 14.7
Asset-Backed Securities - 9.2
CMOs and Other Mortgage Related Securities - 6.8
Other Investments - 0.1
Municipal Securities - 0.1
Options - 0.0
Foreign Government and Government Agency Obligations - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Grand Cayman (UK Overseas Ter) - 4.6
Bailiwick Of Jersey - 1.0
Mexico - 0.7
Ireland - 0.5
United Kingdom - 0.5
Multi-national - 0.2
Switzerland - 0.2
France - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	38.8
US Treasury Bonds	11.4
Fannie Mae Mortgage pass-thru certificates	4.1
Ginnie Mae II Pool	3.6
Freddie Mac Gold Pool	3.4
Uniform Mortgage Backed Securities	3.2
Freddie Mac Multifamily Structured pass-thru certificates	1.6
Morgan Stanley	1.1
JPMorgan Chase & Co	1.0
Bank of America Corp	0.8
69.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915552.101    1374-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Inflation-Protected Bond Index Central Fund Fidelity® Inflation-Protected Bond Index Central Fund

This semi-annual shareholder report contains information about Fidelity® Inflation-Protected Bond Index Central Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Inflation-Protected Bond Index Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$788,526,176
Number of Holdings	32
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	39.7
1 - 1.99%	43.8
2 - 2.99%	13.6
3 - 3.99%	2.4

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	94.3
US Treasury Bonds	5.2
99.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915582.101    2398-TSRS-0526

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Investment Grade Bond Central Fund

Semi-Annual Report
March 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Investment Grade Bond Central Fund
Schedule of Investments March 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 9.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.0%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0192% 7/20/2037 (b)(c)(i)	28,099,438	28,108,008
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (b)(c)(i)	10,259,000	10,265,278
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/19/2037 (b)(c)(i)	55,620,000	55,628,454
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.918% 1/25/2039 (b)(c)(i)	27,474,000	27,430,042
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/18/2038 (b)(c)(i)	31,507,000	31,535,514
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (b)(c)(i)	32,197,000	32,143,489
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (b)(c)(i)	32,753,000	32,752,116
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.221% 4/23/2037 (b)(c)(i)	60,600,000	60,599,939
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0276% 7/18/2037 (b)(c)(i)	51,421,000	51,421,257
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0022% 1/15/2038 (b)(c)(i)	27,814,000	27,827,629
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0076% 10/20/2037 (b)(c)(i)	28,343,000	28,360,374
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.1776% 7/20/2037 (b)(c)(i)	24,935,000	24,923,530
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.7615% 4/16/2038 (b)(c)(i)	21,588,000	21,453,075
TOTAL BAILIWICK OF JERSEY		432,448,705
BERMUDA - 0.0%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8491% 4/15/2041 (b)(c)(i)	20,499,000	20,487,582
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (i)	3,338,346	3,359,937
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (i)	6,152,614	6,214,027
TOTAL CANADA		9,573,964
GRAND CAYMAN (UK OVERSEAS TER) - 4.6%
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/17/2037 (b)(c)(i)	18,929,000	18,943,026
AIMCO CLO 14 Ltd / AIMCO CLO 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.8876% 10/20/2038 (b)(c)(i)	46,919,000	46,872,176
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.1711% 4/16/2037 (b)(c)(i)	35,255,000	35,255,001
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 1.2% 4/16/2037 (b)(c)(i)	35,255,000	35,255,000
Allegro CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/20/2038 (b)(c)(i)	21,007,000	21,019,121
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9822% 7/15/2038 (b)(c)(i)	36,024,000	36,028,611
Ares LV CLO Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0422% 10/15/2037 (b)(c)(i)	19,036,000	19,037,085
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9122% 4/15/2038 (b)(c)(i)	28,873,000	28,830,383
Ares XLI CLO Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.0038% 4/15/2034 (b)(c)(i)	29,947,000	29,921,964
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9322% 1/15/2038 (b)(c)(i)	17,946,000	17,937,027
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0376% 10/20/2037 (b)(c)(i)	28,775,000	28,776,496
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.918% 7/24/2035 (b)(c)(i)	21,206,109	21,197,202
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8542% 1/25/2039 (b)(c)(i)	27,357,000	27,297,772
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.944% 1/15/2039 (b)(c)(i)	27,563,000	27,509,886
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.0638% 1/15/2035 (b)(c)(i)	22,234,000	22,210,788
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (b)(c)(i)	22,613,000	22,614,538
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.078% 7/25/2037 (b)(c)(i)	38,098,000	38,042,720
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (b)(c)(i)	31,205,000	31,182,595
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/20/2037 (b)(c)(i)	21,787,000	21,795,301
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.868% 1/25/2038 (b)(c)(i)	26,883,000	26,829,825
Cedar Funding XVII CLO Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0197% 7/20/2038 (b)(c)(i)	25,314,000	25,336,226
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9422% 10/15/2038 (b)(c)(i)	27,911,000	27,910,414
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (b)(c)(i)	18,542,000	18,538,421
Clover CLO Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.6676% 4/18/2035 (b)(c)(i)	33,197,000	33,090,736
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.1976% 4/18/2037 (b)(c)(i)	31,605,000	31,623,236
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 7/15/2037 (b)(c)(i)	37,665,000	37,701,610
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.1976% 4/17/2037 (b)(c)(i)	12,000,000	12,006,816
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0622% 10/15/2037 (b)(c)(i)	29,715,000	29,726,232
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 10/15/2037 (b)(c)(i)	32,919,000	32,874,098
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8322% 4/15/2038 (b)(c)(i)	28,802,000	28,745,577
Flatiron CLO 20 Ltd / Flatiron CLO 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.8956% 11/20/2038 (b)(c)(i)	55,130,000	55,012,023
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (b)(c)(i)	27,473,000	27,442,258
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9592% 10/22/2038 (b)(c)(i)	28,157,000	28,177,724
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/19/2037 (b)(c)(i)	32,703,000	32,704,701
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (i)	3,721,719	3,693,664
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.2222% 4/15/2037 (b)(c)(i)	28,432,000	28,432,000
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (b)(c)(i)	20,845,000	20,774,085
Madison Park Funding LXVII Ltd / Madison Park Funding LXVI LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.178% 4/25/2037 (b)(c)(i)	36,634,000	36,635,062
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2034 (b)(c)(i)	27,800,000	27,720,325
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (b)(c)(i)	32,900,000	32,922,800
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.988% 7/25/2038 (b)(c)(i)	28,737,000	28,756,311
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (b)(c)(i)	20,150,000	20,081,873
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.958% 1/25/2038 (b)(c)(i)	18,369,000	18,386,432
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 4.9492% 4/20/2034 (b)(c)(i)	25,147,000	25,147,101
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0222% 7/15/2037 (b)(c)(i)	28,521,000	28,543,959
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (b)(c)(i)	27,555,000	27,464,206
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9122% 1/15/2038 (b)(c)(i)	37,187,000	37,145,462
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8422% 4/15/2038 (b)(c)(i)	34,398,000	34,397,312
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0676% 7/18/2038 (b)(c)(i)	28,786,000	28,796,190
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8574% 1/21/2038 (b)(c)(i)	24,882,000	24,789,265
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(i)	29,697,000	29,714,996
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (b)(c)(i)	19,380,000	19,307,616
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.8976% 4/20/2038 (b)(c)(i)	18,959,000	18,940,401
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9592% 1/22/2038 (b)(c)(i)	33,564,000	33,613,809
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 4.9976% 10/20/2037 (b)(c)(i)	26,023,000	26,059,744
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/20/2037 (b)(c)(i)	41,264,000	41,281,867
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.3176% 4/20/2037 (b)(c)(i)	2,187,000	2,180,089
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.7956% 2/20/2038 (b)(c)(i)	26,623,000	26,547,231
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9876% 1/18/2038 (b)(c)(i)	11,276,000	11,282,946
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.8604% 4/20/2039 (b)(c)(i)	24,105,000	24,103,747
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6122% 7/15/2033 (b)(c)(i)	24,967,340	24,950,911
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4525% 2/15/2033 (b)(c)(i)	25,955,878	25,939,136
Peebles Park CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/20/2038 (b)(c)(i)	26,956,000	26,915,566
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (i)	13,323,078	12,963,355
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0222% 10/15/2039 (b)(c)(i)	14,403,000	14,410,605
RR 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.0122% 1/15/2037 (b)(c)(i)	38,243,000	38,208,658
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.8424% 4/15/2041 (b)(c)(i)	31,136,000	31,030,698
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9476% 7/17/2038 (b)(c)(i)	18,120,000	18,092,729
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/17/2038 (b)(c)(i)	27,844,000	27,829,159
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/17/2038 (b)(c)(i)	23,436,000	23,424,399
Symphony CLO 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 4/15/2037 (b)(c)(i)	25,363,000	25,363,888
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(i)	2,945,431	2,946,904
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (i)	10,144,629	10,082,286
Trapeza CDO XII Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.4714% 4/6/2042 (b)(c)(i)	3,641,000	2,896,940
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (b)(c)(i)	10,748,000	10,737,650
Voya CLO Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 4/15/2037 (b)(c)(i)	24,125,000	24,129,246
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,954,087,212
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (i)	7,158,060	7,250,231
MULTI-NATIONAL - 0.2%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/18/2037 (b)(c)(i)	24,647,000	24,647,000
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8476% 4/20/2038 (b)(c)(i)	25,047,000	24,924,896
Ares Loan Funding V Ltd / Ares Loan Funding V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.168% 7/27/2037 (b)(c)(i)	32,417,000	32,359,265
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 1/20/2038 (b)(c)(i)	18,401,000	18,391,910
TOTAL MULTI-NATIONAL		100,323,071
UNITED STATES - 3.4%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (i)	16,848,871	16,949,158
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (i)	9,880,462	9,528,931
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (i)	32,976,587	31,165,361
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (i)	17,511,075	17,783,157
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (i)	20,232,319	20,499,752
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (i)	18,492,060	18,743,273
ACHV ABS Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (i)	1,734,802	1,744,793
Affirm Asset Securitization Trust Series 2024-B Class A, 4.62% 9/15/2029 (i)	5,000,000	5,009,508
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (i)	9,100,000	9,126,922
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (i)	10,000,000	9,955,994
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (i)	15,900,000	15,856,600
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (i)	8,660,000	8,659,036
Affirm Master Trust Series 2026-2A Class B, 5.07% 4/16/2035 (i)	1,500,000	1,500,180
Affirm Master Trust Series 2026-2A Class C, 5.26% 4/16/2035 (i)	1,500,000	1,499,925
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	10,926,524	10,972,530
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (i)	22,774,538	22,910,584
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (i)	1,750,396	1,738,527
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (i)	376,840	372,133
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (i)	3,112,420	3,127,868
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (i)	7,170,731	7,179,855
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (i)	4,151,213	4,156,623
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (i)	9,600,000	9,566,456
Avis Budget Rental Car Funding AESOP LLC Series 2024-2A Class A, 5.13% 10/20/2028 (i)	3,449,000	3,479,301
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (i)	3,706,188	3,712,260
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (i)	23,727,063	22,493,574
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (i)	4,614,895	4,645,576
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	9,948,733	10,047,789
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	148,108	148,190
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	4,752,000	4,780,777
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	3,110,000	3,108,056
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	1,035,000	1,027,367
Carmax Series 2026-1 Class A3, 4.04% 3/17/2031	7,800,000	7,772,013
Carvana Auto Receivables Trust Series 2025-N1 Class A3, 4.91% 8/10/2029 (i)	3,360,000	3,378,410
Castlelake Aircraft Securitization Trust Series 2018-1 Class A, 4.125% 6/15/2043 (i)	3,155,320	3,139,603
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (i)	4,679,151	4,632,526
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (i)	10,307,675	10,179,067
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (i)	5,596,886	5,619,940
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (i)	5,450,000	5,379,597
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (i)	35,211,160	34,859,393
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (i)	11,711,183	10,354,674
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (i)	11,523,513	11,343,579
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (i)	23,067,188	22,740,067
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (i)	18,708,113	18,428,488
Dell Equipment Finance Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (i)	9,629,355	9,644,977
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (i)	6,700,000	6,698,816
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (i)	4,536,604	4,575,206
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (i)	3,054,571	3,063,886
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (i)	20,812,800	19,984,301
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.1822% 7/15/2037 (b)(c)(i)	30,522,000	30,544,006
Eff Series 2026-1 Class A3, 4.12% 3/20/2030 (i)	6,500,000	6,459,725
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (i)	9,396,480	9,480,859
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (i)	1,332,998	1,334,822
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (i)	10,500,000	10,619,564
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030	9,280,000	9,250,033
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	1,554,102	1,556,813
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	2,590,000	2,601,991
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	2,400,000	2,405,180
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (i)	58,652,642	58,467,194
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (i)	39,179,963	39,463,708
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (i)	23,130,000	23,300,107
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.837% 10/20/2039 (b)(c)(i)	17,134,000	17,133,160
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.848% 1/25/2038 (b)(c)(i)	28,775,000	28,672,302
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (i)	7,455,241	7,408,974
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (i)	4,402,930	4,418,759
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (i)	4,875,652	4,886,762
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (i)	24,448,050	24,722,993
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (i)	17,512,000	17,772,174
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, CME Term SOFR 1 month Index + 1.2395%, 4.918% 7/25/2033 (b)(c)	295,700	295,593
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (i)	3,318,997	3,325,999
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (i)	9,648,412	9,691,667
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (i)	11,300,000	11,316,225
MMAF Equipment Finance LLC Series 2023-A Class A3, 5.54% 12/13/2029 (i)	5,530,205	5,590,346
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (i)	41,671,439	40,829,893
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	4,070,000	4,043,633
Nissan Master Owner Trust Receivable Series 2024-B Class A, 5.05% 2/15/2029 (i)	18,500,000	18,626,934
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (i)	2,900,000	2,917,996
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.8876% 10/17/2038 (b)(c)(i)	27,412,000	27,355,065
Onemain Financial Issuance Trust Series 2021-1A Class A1, 1.55% 6/16/2036 (i)	13,317,000	13,013,791
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (i)	1,300,000	1,302,553
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (i)	9,900,000	9,866,317
Optn Series 2026-A Class A, 4.32% 1/9/2034 (i)	9,830,000	9,778,848
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (i)	3,017,480	3,035,396
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (i)	7,740,000	7,729,046
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (i)	6,185,000	6,178,633
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (i)	20,420,655	20,022,313
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (i)	4,489,514	4,565,249
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (i)	21,568,125	20,538,383
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (i)	19,646,400	18,333,637
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (i)	18,965,000	18,956,976
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.1186% 7/25/2054 (b)(c)(i)	7,837,028	7,814,683
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)(i)	5,454,402	5,377,163
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (i)	5,776,655	5,799,699
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (i)	17,456,655	17,437,060
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (i)	8,041,000	7,751,792
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (i)	9,071,555	9,099,655
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (i)	9,569,018	9,579,482
SCLP Series 2025-2 Class A, 4.82% 6/25/2034 (i)	5,938,438	5,957,684
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (i)	8,168,207	8,241,390
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (i)	2,800,000	2,793,017
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (i)	3,300,000	3,271,971
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (i)	18,752,080	18,958,556
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (i)	9,469,625	8,890,123
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (i)	25,870,525	25,898,175
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (i)	49,620,888	49,941,349
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (i)	29,499,588	29,754,426
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (i)	35,608,263	34,533,997
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (i)	42,360,788	41,814,270
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (i)	17,561,700	17,302,918
T-Mobile US Trust Series 2025-1A Class A, 4.74% 11/20/2029 (i)	500,000	503,739
T-Mobile US Trust Series 2025-2A Class A, 4.34% 4/22/2030 (i)	1,800,000	1,802,514
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (i)	40,265,000	39,647,005
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.653% 9/25/2034 (b)(c)	47,182	50,627
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (i)(j)	5,057,032	5,061,393
Westlake Automobile Receivables Trust Series 2026-1A Class A3, 4.01% 7/16/2029 (i)	5,500,000	5,488,704
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (i)	7,566,914	7,632,796
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (i)	18,443,000	18,479,466
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (i)	3,900,000	3,878,762
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (i)	23,022,458	23,300,489
Willis Engine Structured Trust VII Series 2023-A Class A, 8% 10/15/2048 (i)	4,527,735	4,631,833
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (i)	13,840,728	13,785,170
World Omni Auto Receivables Trust Series 2023-B Class A3, 4.66% 5/15/2028	5,533,393	5,542,782
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028	4,233,097	4,253,043
TOTAL UNITED STATES		1,465,373,951
TOTAL ASSET-BACKED SECURITIES (Cost $3,995,729,993)		3,989,544,716

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	23,162,000	23,725,402
Keybank National Association 6.95% 2/1/2028	850,000	883,977
Regions Bank/Birmingham AL 6.45% 6/26/2037	30,566,000	32,157,266

TOTAL UNITED STATES		56,766,645
TOTAL BANK NOTES (Cost $57,964,130)		56,766,645

Collateralized Mortgage Obligations - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
Ajax Mortgage Loan Trust Series 2021-C Class A, 6.115% 1/25/2061 (i)	1,870,422	1,871,459
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (i)	7,960,286	7,062,685
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (b)(i)	9,466,386	9,383,510
BINOM Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (b)(i)	11,693,142	10,968,984
BRAVO Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (i)	11,410,677	10,490,786
BRAVO Residential Funding Trust Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(i)	1,920,456	1,926,072
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (i)(j)	6,801,419	6,772,505
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(i)	7,493,432	7,414,846
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(i)	3,839,688	3,827,444
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (b)(i)	4,161,929	4,131,570
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	16,138	16,338
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	22,681	22,960
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	27,902	28,340
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	20,844	21,163
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	29,142	29,747
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	12,048	12,264
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	4,767	4,904
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	17,647	18,238
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5764% 2/25/2032 (b)(c)	3,515	3,533
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7864% 3/18/2032 (b)(c)	6,445	6,509
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7764% 4/25/2032 (b)(c)	6,732	6,794
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7764% 10/25/2032 (b)(c)	8,032	8,109
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.5264% 1/25/2032 (b)(c)	3,188	3,200
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.7736% 11/25/2032 (b)(l)	4,237	81
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3236% 12/25/2033 (b)(l)	146,197	16,565
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3236% 3/25/2033 (b)(l)	7,915	756
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (m)	17,112	14,959
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9436% 6/25/2035 (b)(l)	170,697	10,357
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	553,611	569,613
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index + 17.2524%, 7.7314% 8/25/2035 (b)(c)	3,153	3,281
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	357,673	360,093
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	66,072	67,603
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.9036% 11/25/2036 (b)(l)	107,706	8,301
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.8636% 12/25/2036 (b)(l)	62,409	5,699
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (m)	77,779	70,453
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (m)	138,917	120,847
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (m)	15,034	12,588
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.6636% 5/25/2037 (b)(l)	37,983	3,384
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index + 39.9331%, 17.9617% 6/25/2037 (b)(c)	27,649	36,064
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index + 38.9131%, 16.9417% 7/25/2037 (b)(c)	41,738	53,864
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index + 38.9131%, 16.9417% 7/25/2037 (b)(c)	5,201	5,797
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	221,597	216,296
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	1,605,650	1,565,737
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	158,661	163,471
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	680,177	682,870
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (l)	151,077	2,005
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	141,056	131,438
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	198,409	186,678
Fannie Mae Guaranteed REMIC Series 2012-154 Class F, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0764% 1/25/2043 (b)(c)	505,637	496,546
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (l)	36	0
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.2736% 1/25/2044 (b)(l)	198,732	20,428
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (l)	908,680	123,625
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	1,079,789	1,032,884
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (l)	539,911	69,091
Fannie Mae Guaranteed REMIC Series 2017-36 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.1264% 5/25/2047 (b)(c)	1,080,356	1,057,487
Fannie Mae Guaranteed REMIC Series 2018-32 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0764% 5/25/2048 (b)(c)	578,460	564,586
Fannie Mae Guaranteed REMIC Series 2018-38 Class FG, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0764% 6/25/2048 (b)(c)	1,391,142	1,353,245
Fannie Mae Guaranteed REMIC Series 2019-82 Class PI, 4% 6/25/2049 (l)	4,960,912	820,214
Fannie Mae Guaranteed REMIC Series 2020-35 Class MA, 2% 12/25/2043	1,295,236	1,241,371
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	2,403,914	2,041,643
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	2,554,671	2,169,682
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	2,093,792	1,866,718
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	9,776,228	8,686,450
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	6,429,611	5,758,035
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	3,308,630	2,929,791
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	3,176,034	2,959,180
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	3,902,667	3,622,869
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	2,876,660	2,735,818
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	2,644,733	2,466,876
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	4,161,173	3,949,706
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	4,516,016	4,296,094
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	9,122,763	8,217,892
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	25,187,088	22,610,694
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	2,394,188	2,129,884
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	2,642,600	2,604,457
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	3,892,176	3,411,595
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	10,246,136	9,240,030
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4619% 8/25/2052 (b)(c)	7,013,012	6,926,128
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4619% 9/25/2052 (b)(c)	14,912,209	14,692,771
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4619% 10/25/2052 (b)(c)	4,866,396	4,798,478
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4619% 10/25/2052 (b)(c)	17,254,014	17,040,847
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	4,489,496	4,184,292
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	9,253,828	8,447,126
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 9/25/2053 (b)(c)	4,137,573	4,166,337
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 12/25/2054 (b)(c)	14,283,292	14,351,237
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7619% 12/25/2054 (b)(c)	3,992,812	4,018,562
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	1,614	1,631
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	47,274	48,238
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (m)	45,556	39,114
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (m)	74,092	63,420
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (l)	97,409	2,774
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	2,400,220	2,270,628
Fannie Mae Mortgage pass-thru certificates Series 2020-62 Class GA, 2% 7/25/2044	909,786	858,542
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 9/25/2054 (b)(c)	3,487,406	3,502,501
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0619% 2/25/2055 (b)(c)	4,475,069	4,505,841
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0619% 9/25/2054 (b)(c)	5,231,250	5,264,859
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 2/25/2055 (b)(c)	7,841,551	7,888,572
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8119% 2/25/2055 (b)(c)	3,642,052	3,661,666
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	3,327,104	3,348,925
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	10,574,116	10,101,761
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	8,698,053	8,596,715
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	2,073,496	1,931,942
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (l)	35,196	4,396
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (l)	33,156	4,158
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(l)	21,868	3,242
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(l)	12,713	1,667
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (l)	20,986	3,079
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(l)	11,515	1,848
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (l)	145,393	22,072
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	5,652	5,730
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	21,750	22,057
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	1,709,797	1,678,712
Freddie Mac Multiclass Mortgage participation certificates Series 2018-4795 Class FA, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0867% 5/15/2048 (b)(c)	959,996	935,173
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	2,654,408	2,368,219
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,892,322	1,682,058
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	2,709,704	2,420,281
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	10,791	10,986
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	83,350	84,928
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	3,987	4,066
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	11,623	11,820
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	22,974	23,400
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	13,603	13,853
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	7,296	7,425
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	8,972	9,128
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	95,829	98,916
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5867% 1/15/2032 (b)(c)	2,804	2,818
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6867% 3/15/2032 (b)(c)	3,808	3,835
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7867% 3/15/2032 (b)(c)	3,669	3,704
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6867% 6/15/2031 (b)(c)	5,385	5,418
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6867% 3/15/2032 (b)(c)	1,965	1,979
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	24,758	25,509
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	38,096	38,764
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	65,867	67,938
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	155,114	158,040
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	31,438	32,229
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	779,662	787,553
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	291,545	301,093
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	480,669	483,206
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	158,756	161,874
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.8133% 2/15/2036 (b)(l)	50,157	4,214
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (m)	171,005	142,955
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (m)	22,501	20,031
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (m)	93,296	79,019
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (m)	107,921	91,723
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	166,503	173,454
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	631,846	644,810
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.8733% 11/15/2036 (b)(l)	212,375	17,821
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	44,519	45,631
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.7933% 6/15/2037 (b)(l)	157,503	14,347
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.0367% 5/15/2037 (b)(c)	180,325	178,272
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	77,342	78,396
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	783,916	792,302
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	112,663	112,254
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	156,265	147,458
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (l)	67,268	4,017
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (l)	9	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (l)	262,321	6,011
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	273,707	270,899
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	1,297,252	1,254,405
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4709 Class FE, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.1367% 8/15/2047 (b)(c)	524,645	513,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4720 Class IO, 4% 9/15/2047 (l)	6,538,119	1,314,675
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4765 Class IB, 4% 3/15/2048 (l)	5,697,996	1,139,100
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	2,336,731	2,121,181
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	2,693,461	2,385,015
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	12,066,303	10,579,236
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	2,361,490	2,147,972
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	16,145,183	14,467,475
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	2,551,244	2,263,247
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	2,453,516	2,177,605
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	2,397,602	2,179,438
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	2,060,798	1,828,469
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	2,790,731	2,442,632
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	2,060,809	1,828,473
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,818,035	1,653,979
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	8,764,244	8,007,211
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	2,127,932	1,976,356
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	1,948,082	1,773,940
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	3,261,260	2,974,318
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	2,860,524	2,730,474
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	3,482,477	3,503,598
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.2119% 7/25/2052 (b)(c)	1,423,219	1,400,170
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3319% 8/25/2052 (b)(c)	3,150,148	3,120,004
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.4119% 9/25/2052 (b)(c)	5,388,943	5,311,975
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3619% 9/25/2052 (b)(c)	3,375,781	3,328,482
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.3119% 9/25/2052 (b)(c)	2,415,594	2,383,530
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	7,505,324	7,484,007
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7119% 8/25/2053 (b)(c)	6,855,090	6,871,176
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 6/25/2054 (b)(c)	4,653,943	4,680,620
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6619% 10/25/2054 (b)(c)	3,042,084	3,055,908
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7619% 11/25/2054 (b)(c)	5,632,408	5,664,543
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 2/25/2055 (b)(c)	2,836,267	2,839,076
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FE, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0619% 2/25/2055 (b)(c)	5,851,580	5,895,310
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.9119% 10/25/2054 (b)(c)	5,333,106	5,362,946
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5506 Class FA, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8119% 2/25/2055 (b)(c)	13,077,611	13,115,825
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7119% 4/25/2055 (b)(c)	6,220,768	6,232,670
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	23,756	24,152
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	2,326	2,364
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	3,784	3,838
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (m)	52,508	43,938
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.1175% 5/20/2060 (b)(c)(n)	86,078	85,819
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0833% 8/20/2060 (b)(c)(n)	46,828	46,665
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1633% 12/20/2060 (b)(c)(n)	157,417	156,283
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2833% 12/20/2060 (b)(c)(n)	122,201	122,183
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2833% 2/20/2061 (b)(c)(n)	135,178	135,157
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2733% 2/20/2061 (b)(c)(n)	157,235	157,185
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2833% 4/20/2061 (b)(c)(n)	109,457	109,441
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2833% 5/20/2061 (b)(c)(n)	146,427	146,404
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2833% 5/20/2061 (b)(c)(n)	104,805	104,788
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3133% 6/20/2061 (b)(c)(n)	117,189	117,220
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3333% 9/20/2061 (b)(c)(n)	355,118	355,287
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3833% 10/20/2061 (b)(c)(n)	139,019	139,224
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4833% 11/20/2061 (b)(c)(n)	136,319	136,603
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4833% 1/20/2062 (b)(c)(n)	72,631	72,851
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4133% 1/20/2062 (b)(c)(n)	161,924	162,223
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4133% 3/20/2062 (b)(c)(n)	112,072	112,216
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4333% 5/20/2061 (b)(c)(n)	800	802
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.3033% 10/20/2062 (b)(c)(n)	3,789	3,790
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.1433% 3/20/2063 (b)(c)(n)	5,585	5,572
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3833% 1/20/2064 (b)(c)(n)	79,584	79,696
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.3833% 12/20/2063 (b)(c)(n)	183,535	183,745
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.2833% 6/20/2064 (b)(c)(n)	96,541	96,527
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.0633% 5/20/2063 (b)(c)(n)	4,109	4,090
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (n)	6,262	5,906
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 3.9833% 4/20/2063 (b)(c)(n)	7,871	7,814
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4% 5/20/2066 (b)(c)(n)	317,447	317,639
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1833% 12/20/2062 (b)(c)(n)	14,675	14,614
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	260,123	239,178
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 3.85% 8/20/2066 (b)(c)(n)	397,885	397,368
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	240,016	242,093
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.713% 5/16/2034 (b)(l)	46,561	2,407
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.413% 8/17/2034 (b)(l)	49,365	4,446
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index + 39.5131%, 17.4781% 6/16/2037 (b)(c)	1,140	1,273
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.903% 6/16/2037 (b)(l)	91,185	7,243
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	172,204	167,921
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	2,286,072	2,229,183
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	504,989	492,315
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3375% 3/20/2060 (b)(c)(n)	301,601	301,761
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (l)	15,132	381
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3105% 7/20/2041 (b)(l)	210,147	19,714
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.1895% 8/20/2042 (b)(c)	452,182	447,893
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	517,198	512,714
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	4,376,887	4,047,822
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	1,689,778	1,569,258
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	2,841,396	2,603,986
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	2,293,708	2,121,409
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	502,991	471,239
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	5,540,919	5,038,463
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	2,409,651	2,195,487
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	1,942,822	1,776,259
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	2,439,998	2,265,893
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	2,184,745	2,056,569
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.2895% 10/20/2049 (b)(c)	1,297,822	1,282,967
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.2395% 2/20/2049 (b)(c)	2,545,874	2,520,574
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.1436% 5/20/2065 (b)(n)	62,231	61,058
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (i)	4,067,929	3,976,910
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (i)(j)	1,016,311	1,004,382
J P Morgan Mortgage Trust Series 2026-NQX1 Class A1, 5.5% 7/25/2066 (b)(i)	5,600,000	5,600,320
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (b)(i)	2,500,000	2,494,891
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (i)	5,930,999	5,553,894
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (b)(i)	4,144,788	4,130,767
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (i)	8,093,476	7,628,386
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (i)	5,030,941	4,744,091
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (i)	2,934,403	2,842,603
OBX Trust Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (i)(j)	2,345,607	2,342,552
OBX Trust Series 2025-NQM8 Class A1, 5.472% 3/25/2065 (b)(i)	15,860,973	15,903,871
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (i)	56,499	56,414
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (i)	996,929	982,934
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (b)(i)	5,896,093	5,747,685
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (i)	2,183,917	2,180,085
Onslow Bay Financial Series 2026-NQM4 Class A1FC, 5.082% 2/25/2066 (b)(i)	5,400,000	5,390,867
Preston Ridge Partners Mortgage Series 2025-RCF1 Class A1, 4.845% 1/25/2056 (b)(i)	6,563,376	6,542,093
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (i)	8,466,881	8,104,232
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (i)	2,303,072	2,274,818
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(i)	9,396,080	9,147,366
PRPM LLC Series 2026-RCF2 Class A1, 5.5% 3/25/2056 (b)(i)	6,400,000	6,423,071
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (b)(i)	8,400,000	8,373,955
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (i)	2,563,291	2,413,887
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (b)(c)	7,538	7,039
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.433% 9/25/2043 (b)(c)	376,017	365,232
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (i)	13,731,740	13,135,799
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(i)	5,170,114	5,184,395
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (i)(j)	5,973,178	5,989,755
Verus Securitization Trust Series 2026-2 Class A1FC, 4.507% 2/25/2071 (i)(j)	13,675,767	13,535,739
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (i)(j)	4,980,000	4,979,612
TOTAL UNITED STATES		652,942,835
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $655,433,909)		652,942,835

Commercial Mortgage Securities - 5.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.3%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4156% 6/15/2040 (b)(c)(i)	15,300,000	15,338,250
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.9225% 2/15/2043 (b)(c)(i)	15,110,000	15,067,483
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (i)	12,613,431	12,232,283
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (i)	2,962,000	2,833,427
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	3,512,696	3,491,570
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	9,802,942	9,644,704
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	2,858,000	2,693,250
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	1,641,172	1,596,342
BANK Series 2020-BN25 Class XB, 0.4361% 1/15/2063 (b)(l)	31,293,000	505,082
BANK Series 2021-BN33 Class XA, 1.0237% 5/15/2064 (b)(l)	13,820,607	482,657
BANK Series 2021-BN34 Class A4, 2.156% 6/15/2063	5,000,000	4,467,931
BANK5 Series 2025-5YR19 Class XB, 0.5998% 12/15/2058 (b)(l)	17,200,000	477,752
BANK5 Series 2026-5YR20 Class A3, 5.104% 2/15/2059	7,500,000	7,608,913
BANK5 Series 2026-5YR21 Class A3, 5.525% 4/15/2059	12,800,000	13,192,829
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (i)	32,002,231	31,761,059
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2961% 9/15/2056 (b)	17,797,000	18,590,702
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	3,240,000	3,203,995
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	2,700,000	2,626,495
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7596% 12/15/2062 (b)(l)	93,554,392	1,719,436
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.3749% 3/15/2053 (b)(l)	89,025,120	3,470,707
Benchmark Mortgage Trust Series 2020-B18 Class XA, 1.7366% 7/15/2053 (b)(l)	38,919,445	1,996,260
Benchmark Mortgage Trust Series 2025-V14 Class A3, 5.1761% 4/15/2057	10,900,000	11,071,012
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059	7,600,000	7,736,022
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0147% 3/15/2041 (b)(c)(i)	14,310,436	14,313,793
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.3251% 9/15/2054 (b)	6,607,000	6,776,257
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	4,600,000	4,594,699
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0445% 6/15/2041 (b)(c)(i)	22,372,000	22,358,018
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.3141% 6/15/2041 (b)(c)(i)	11,045,000	11,038,097
BMP Commercial Mortgage Trust Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.5138% 6/15/2041 (b)(c)(i)	7,810,000	7,807,559
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.7193% 4/15/2034 (b)(c)(i)	14,082,756	14,012,343
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.0193% 4/15/2034 (b)(c)(i)	15,742,000	15,623,935
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.3193% 4/15/2034 (b)(c)(i)	10,407,000	10,315,938
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.6193% 4/15/2034 (b)(c)(i)	10,925,000	10,815,750
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4766% 10/15/2036 (b)(c)(i)	49,523,000	49,399,194
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6863% 10/15/2036 (b)(c)(i)	5,541,000	5,523,684
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8861% 10/15/2036 (b)(c)(i)	7,417,000	7,389,186
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.0858% 10/15/2036 (b)(c)(i)	7,201,000	7,164,995
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.735% 10/15/2036 (b)(c)(i)	25,035,000	24,862,884
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1635% 4/15/2037 (b)(c)(i)	16,197,358	16,197,358
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.6854% 2/15/2039 (b)(c)(i)	2,852,813	2,851,029
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 4.9848% 2/15/2039 (b)(c)(i)	11,022,200	11,015,311
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.2342% 2/15/2039 (b)(c)(i)	11,022,200	11,015,311
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 5.6333% 2/15/2039 (b)(c)(i)	11,022,200	11,015,311
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9653% 12/15/2039 (b)(c)(i)	8,673,207	8,673,207
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.3138% 5/15/2041 (b)(i)	34,248,524	34,248,524
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0642% 3/15/2041 (b)(c)(i)	60,656,660	60,726,142
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.1159% 4/15/2040 (b)(c)(i)	57,177,384	57,186,275
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8725% 3/15/2043 (b)(c)(i)	49,593,000	49,469,201
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.1225% 3/15/2043 (b)(c)(i)	6,714,000	6,663,583
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.4234% 10/15/2026 (b)(c)(i)	11,029,876	11,016,089
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8375% 2/15/2036 (b)(c)(i)	7,697,069	7,692,258
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.6125% 4/15/2037 (b)(c)(i)	14,018,200	14,022,581
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9625% 4/15/2037 (b)(c)(i)	3,163,300	3,165,277
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.5115% 4/15/2037 (b)(c)(i)	2,648,800	2,651,283
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1144% 4/15/2041 (b)(c)(i)	42,749,896	42,764,179
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.364% 4/15/2041 (b)(c)(i)	6,813,062	6,808,804
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.6137% 4/15/2041 (b)(c)(i)	5,656,638	5,653,102
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1145% 2/15/2039 (b)(c)(i)	31,463,840	31,499,633
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4641% 2/15/2039 (b)(c)(i)	3,934,379	3,936,837
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3637% 3/15/2041 (b)(c)(i)	11,232,900	11,232,900
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.6134% 3/15/2041 (b)(c)(i)	14,912,800	14,912,800
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8225% 2/15/2035 (b)(c)(i)	30,623,000	30,464,134
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8163% 3/15/2030 (b)(c)(i)	89,053,621	88,608,353
BX Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.066% 3/15/2030 (b)(c)(i)	12,871,695	12,767,111
BX Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.2158% 3/15/2030 (b)(c)(i)	16,759,165	16,612,943
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0725% 6/15/2035 (b)(c)(i)	10,999,000	10,998,996
BX Trust Series 2026-ALOHA Class A, 5.05% 4/15/2043 (b)(i)	36,165,000	36,165,000
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050	13,831,503	13,607,703
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(i)	23,933,000	24,104,714
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (i)	63,407,655	53,126,111
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (i)	24,360,017	19,811,400
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (i)	45,961,222	36,970,035
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A3, 4.145% 11/10/2051	1,000,000	990,216
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.005% 8/10/2056 (b)(l)	46,876,836	1,279,902
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	13,797,000	13,721,839
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (b)(i)	2,800,000	2,770,120
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(i)	7,693,000	7,779,779
ELP Series 2025-ELP Class A, 4.2969% 11/13/2042 (b)(i)	18,825,000	18,601,624
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9725% 10/15/2042 (b)(c)(i)	57,280,000	57,280,001
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2725% 10/15/2042 (b)(c)(i)	10,025,000	10,037,531
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.5225% 10/15/2042 (b)(c)(i)	4,895,000	4,902,648
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8725% 2/15/2043 (b)(c)(i)	50,914,964	50,914,964
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0725% 2/15/2043 (b)(c)(i)	5,869,774	5,875,277
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2725% 2/15/2043 (b)(c)(i)	3,546,631	3,552,173
Fannie Mae Guaranteed REMIC Series 2021-M2S Class A2, 1.8073% 10/25/2031 (b)	700,000	619,310
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.4995% 4/25/2033 (b)	1,500,000	1,503,811
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.4759% 3/25/2033 (b)	2,000,000	2,001,173
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	8,400,000	8,268,169
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.7544% 9/25/2030 (b)	1,381,553	1,356,421
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	26,000,000	26,271,321
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	6,000,000	5,932,050
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	8,692,076	8,582,442
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	13,300,000	13,138,779
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	18,600,000	18,372,563
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	15,200,000	15,007,737
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	30,890,638	30,602,320
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	6,900,000	6,864,639
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	5,000,000	4,970,357
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	4,200,000	4,188,667
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	13,400,000	12,917,288
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	3,100,000	2,776,051
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	6,100,000	5,453,842
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	5,900,000	5,928,945
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K754 Class A2, 4.94% 11/25/2030	2,876,443	2,953,730
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1889% 3/25/2029 (b)(c)	12,454,255	12,421,710
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (b)	6,800,000	6,819,181
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (b)	4,700,000	4,701,493
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (b)	5,700,000	5,718,090
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	16,600,000	16,704,470
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (b)	12,700,000	12,727,926
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (b)	2,000,000	2,006,000
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K550 Class A2, 4.163% 10/25/2030 (b)	25,500,000	25,389,149
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (b)	8,700,000	8,655,909
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.2189% 10/25/2030 (b)	16,195,369	16,165,801
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2089% 10/25/2030 (b)(c)	22,991,018	22,958,127
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	5,700,000	5,701,297
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	12,300,000	12,245,374
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2089% 10/25/2030 (b)(c)	27,246,384	27,207,692
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1689% 10/25/2030 (b)(c)	11,997,251	11,980,346
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1689% 11/25/2030 (b)(c)	24,498,909	24,483,480
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1589% 12/25/2030 (b)(c)	14,099,843	14,083,405
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1689% 12/25/2030	19,200,000	19,199,877
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K558 Class AS, 4.1689% 11/25/2030 (b)	35,400,000	35,399,940
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	2,679,224	2,648,255
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	2,777,945	2,763,203
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	4,160,000	4,120,116
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	616,214	614,233
GS Mortgage Securities Trust Series 2019-GC38 Class A3, 3.703% 2/10/2052	1,100,000	1,078,248
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	3,585,283	3,491,228
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3725% 10/15/2035 (b)(c)(i)	4,800,000	4,770,000
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.5536% 11/5/2037 (b)(i)	16,592,000	16,536,921
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (i)	3,450,000	2,347,483
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (i)(k)	5,907,000	3,524,830
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2875% 9/15/2029 (b)(c)(i)	5,526,232	5,360,445
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class A3, 3.3928% 12/15/2049	13,493,316	13,418,544
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	590,341	587,001
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9678% 5/15/2039 (b)(c)(i)	57,498,000	55,485,570
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4664% 5/15/2039 (b)(c)(i)	33,561,000	30,792,218
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7656% 5/15/2039 (b)(c)(i)	19,262,000	17,143,180
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.2144% 5/15/2039 (b)(c)(i)	17,119,000	14,037,580
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8875% 3/15/2038 (b)(c)(i)	501,212	496,199
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1875% 3/15/2038 (b)(c)(i)	4,569,600	4,249,728
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.5375% 3/15/2038 (b)(c)(i)	3,992,100	3,612,851
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4875% 7/15/2038 (b)(c)(i)	22,147,000	22,133,158
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1725% 9/15/2040 (b)(c)(i)	11,300,000	11,249,977
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	11,843,000	11,659,892
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1417% 6/15/2054 (b)(l)	43,560,141	1,563,609
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(i)	16,620,545	16,391,783
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.0151% 12/15/2056 (b)(i)(l)	8,200,000	1,452,614
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9225% 3/15/2043 (b)(c)(i)	53,293,000	53,026,535
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.1225% 3/15/2043 (b)(c)(i)	7,997,000	7,937,048
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.3% 3/15/2043 (b)(c)(i)	8,875,000	8,797,344
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (i)	240,085	243,902
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (i)	11,900,000	11,845,638
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9154% 12/15/2039 (b)(c)(i)	47,856,000	47,781,235
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2649% 12/15/2039 (b)(c)(i)	8,416,000	8,384,432
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6644% 12/15/2039 (b)(c)(i)	6,204,000	6,196,246
UBS Commercial Mortgage Trust Series 2017-C6 Class A5, 3.5795% 12/15/2050	7,045,000	6,908,230
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	2,800,000	2,757,089
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (i)	29,470,000	25,107,739
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (i)	1,400,000	1,142,606
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (b)(i)	40,100,000	660,639
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 4.8426% 7/15/2048 (b)(c)(i)	8,500,000	8,499,654
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	5,393,194	5,365,298
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	7,418,045	7,380,284
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class A4, 4.152% 8/15/2051	1,115,000	1,104,685
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9037% 8/15/2051 (b)(l)	38,477,394	538,526
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 4.9875% 5/15/2031 (b)(c)(i)	19,889,000	19,880,356
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	8,000,000	8,272,522
Wells Fargo Commercial Mortgage Trust Series 2026-5C8 Class A3, 5.034% 3/15/2059	9,100,000	9,189,820
TOTAL UNITED STATES		2,283,991,638
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,330,355,877)		2,283,991,638

Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Colombian Republic 8% 11/14/2035 (Cost $8,577,221)	8,329,000	8,720,879

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
New Jersey - 0.1%
General Obligations - 0.1%
New Jersey Eco Dev Auth St Pen (New Jersey St Proj.) 7.425% 2/15/2029 (National Public Finance Guarantee Corporation Insured) (Cost $26,378,641)	24,047,000	25,221,210
TOTAL MUNICIPAL SECURITIES (Cost $26,378,641)		25,221,210

Non-Convertible Corporate Bonds - 21.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(i)	12,091,000	11,612,614
Westpac Banking Corp 4.11% 7/24/2034 (b)	17,722,000	17,279,634

TOTAL AUSTRALIA		28,892,248
BELGIUM - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039	23,200,000	23,569,348
CANADA - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (i)	3,451,000	3,414,625
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cenovus Energy Inc 4.65% 3/20/2031	8,440,000	8,381,614
Cenovus Energy Inc 5.25% 6/15/2037	13,846,000	13,382,551
Cenovus Energy Inc 5.4% 3/20/2036	6,496,000	6,462,476
Enbridge Inc 4.25% 12/1/2026	8,321,000	8,316,969
TOTAL ENERGY		36,543,610
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	6,732,000	6,716,527
TOTAL CANADA		46,674,762
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 5.786% 1/13/2033 (b)(i)	41,000,000	42,353,908
Societe Generale SA 3.337% 1/21/2033 (b)(i)	17,500,000	15,796,381
Societe Generale SA 5.5% 4/13/2029 (b)(i)	27,997,000	28,415,249

TOTAL FRANCE		86,565,538
GERMANY - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (b)	4,469,000	4,046,598
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)	22,570,000	23,383,544
TOTAL FINANCIALS		27,430,142
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 2% 12/14/2026 (i)	30,000,000	29,557,199
TOTAL GERMANY		56,987,341
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
AIA Group Ltd 3.2% 9/16/2040 (i)	15,222,000	11,693,875
AIA Group Ltd 3.375% 4/7/2030 (i)	30,867,000	29,844,291

TOTAL HONG KONG		41,538,166
IRELAND - 0.5%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	17,295,000	17,104,492
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	18,114,000	17,436,255
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	19,378,000	17,599,599
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	59,444,000	60,562,961
TOTAL FINANCIALS		112,703,307
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (i)	21,306,000	21,304,894
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (i)	2,956,000	2,966,677
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (i)	16,043,000	16,217,924
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (i)	40,000,000	40,904,840
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (i)	37,945,000	39,056,982
TOTAL INDUSTRIALS		120,451,317
TOTAL IRELAND		233,154,624
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (i)	5,587,000	5,599,718
NTT Finance Corp 4.62% 7/16/2028 (i)	5,650,000	5,671,479
NTT Finance Corp 4.876% 7/16/2030 (i)	14,868,000	14,961,992

TOTAL JAPAN		26,233,189
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031	26,624,000	25,464,525
Petroleos Mexicanos 6.35% 2/12/2048	14,404,000	11,008,256
Petroleos Mexicanos 6.7% 2/16/2032	58,171,000	56,934,866
Petroleos Mexicanos 6.75% 9/21/2047	102,130,000	81,545,699
Petroleos Mexicanos 6.95% 1/28/2060	18,760,000	14,747,236
Petroleos Mexicanos 7.69% 1/23/2050	117,141,000	101,502,677

TOTAL MEXICO		291,203,259
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	12,331,000	12,163,539
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	35,555,000	35,447,279

TOTAL NETHERLANDS		47,610,818
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (i)	5,106,807	5,099,657
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 1.494% 8/10/2027 (b)(i)	24,731,000	24,464,442
UBS Group AG 3.091% 5/14/2032 (b)(i)	13,398,000	12,286,985
UBS Group AG 3.869% 1/12/2029 (b)(i)	9,005,000	8,901,291
UBS Group AG 4.194% 4/1/2031 (b)(i)	40,079,000	39,213,822
UBS Group AG 4.55% 4/17/2026	5,038,000	5,037,951
		89,904,491
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(i)	3,800,000	3,755,398
TOTAL SWITZERLAND		93,659,889
UNITED KINGDOM - 0.5%
Financials - 0.5%
Banks - 0.5%
Barclays PLC 2.894% 11/24/2032 (b)	13,572,000	12,126,197
Barclays PLC 5.088% 6/20/2030 (b)	35,020,000	35,132,823
Barclays PLC 5.2% 5/12/2026	11,811,000	11,818,558
Barclays PLC 5.829% 5/9/2027 (b)	33,090,000	33,125,817
Barclays PLC 6.224% 5/9/2034 (b)	31,185,000	32,703,785
Barclays PLC 6.692% 9/13/2034 (b)	45,000,000	48,626,185
NatWest Group PLC 3.073% 5/22/2028 (b)	20,149,000	19,825,309
TOTAL FINANCIALS		193,358,674
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (i)	9,575,000	9,181,328
TOTAL UNITED KINGDOM		202,540,002
UNITED STATES - 18.7%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.4%
AT&T Inc 2.55% 12/1/2033	53,719,000	45,459,025
AT&T Inc 3.8% 12/1/2057	106,127,000	71,664,458
AT&T Inc 4.3% 2/15/2030	6,610,000	6,568,071
AT&T Inc 4.4% 4/30/2031	6,496,000	6,430,513
AT&T Inc 4.75% 5/15/2046	10,000,000	8,402,317
Comcast Corp 3.4% 4/1/2030	6,970,000	6,691,478
Comcast Corp 3.75% 4/1/2040	2,448,000	1,984,598
Comcast Corp 3.9% 3/1/2038	5,001,000	4,294,884
Comcast Corp 4.65% 7/15/2042	11,795,000	10,184,531
Comcast Corp 5.168% 1/15/2037 (i)	6,744,000	6,566,923
Verizon Communications Inc 4.78% 2/15/2035	5,482,000	5,305,972
		173,552,770
Entertainment - 0.0%
NBCUniversal Media LLC 5.95% 4/1/2041	6,541,000	6,550,326
Walt Disney Co/The 3.6% 1/13/2051	25,350,000	18,349,126
		24,899,452
Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	5,005,000	4,292,181
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	51,000,000	32,755,941
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	9,755,000	9,119,950
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	10,610,000	10,663,650
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	11,329,000	8,884,167
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	83,513,000	67,201,932
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	11,421,000	8,820,704
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	11,687,000	9,746,955
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	20,760,000	21,504,271
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	24,519,000	22,605,661
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	16,400,000	17,025,724
Time Warner Cable LLC 4.5% 9/15/2042	22,976,000	17,253,784
Time Warner Cable LLC 5.5% 9/1/2041	8,397,000	7,236,968
Time Warner Cable LLC 5.875% 11/15/2040	7,566,000	6,856,581
Time Warner Cable LLC 6.55% 5/1/2037	73,937,000	74,542,977
Time Warner Cable LLC 6.75% 6/15/2039	7,400,000	7,342,805
Time Warner Cable LLC 7.3% 7/1/2038	22,049,000	23,071,528
		348,925,779
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.25% 11/15/2031	40,000,000	35,154,485
T-Mobile USA Inc 3.75% 4/15/2027	25,540,000	25,381,902
T-Mobile USA Inc 3.875% 4/15/2030	36,970,000	36,004,009
T-Mobile USA Inc 4.375% 4/15/2040	5,513,000	4,845,991
T-Mobile USA Inc 4.5% 4/15/2050	10,830,000	8,744,283
		110,130,670
TOTAL COMMUNICATION SERVICES		657,508,671
Consumer Discretionary - 0.4%
Automobiles - 0.1%
General Motors Financial Co Inc 2.35% 2/26/2027	17,500,000	17,164,739
General Motors Financial Co Inc 5.85% 4/6/2030	13,062,000	13,519,620
		30,684,359
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.5% 7/1/2027	7,113,000	7,049,560
McDonald's Corp 3.6% 7/1/2030	8,445,000	8,205,366
McDonald's Corp 4.2% 4/1/2050	4,263,000	3,359,892
		18,614,818
Household Durables - 0.0%
Toll Brothers Finance Corp 4.875% 3/15/2027	16,319,000	16,343,711
Specialty Retail - 0.3%
AutoNation Inc 3.85% 3/1/2032	21,966,000	20,424,072
AutoNation Inc 4.75% 6/1/2030	3,310,000	3,286,477
AutoZone Inc 4% 4/15/2030	22,128,000	21,595,259
Home Depot Inc/The 2.5% 4/15/2027	3,139,000	3,089,621
Lowe's Cos Inc 3.35% 4/1/2027	3,072,000	3,047,825
Lowe's Cos Inc 3.75% 4/1/2032	9,454,000	8,945,822
Lowe's Cos Inc 4.5% 4/15/2030	16,112,000	16,124,429
O'Reilly Automotive Inc 4.2% 4/1/2030	4,968,000	4,907,767
O'Reilly Automotive Inc 5.1% 3/12/2036	12,832,000	12,664,032
		94,085,304
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.75% 3/27/2027	6,632,000	6,547,633
TOTAL CONSUMER DISCRETIONARY		166,275,825
Consumer Staples - 0.4%
Beverages - 0.1%
Molson Coors Beverage Co 3% 7/15/2026	48,345,000	48,159,738
Consumer Staples Distribution & Retail - 0.2%
Mars Inc 4.8% 3/1/2030 (i)	28,803,000	29,106,125
Mars Inc 5% 3/1/2032 (i)	21,623,000	21,879,753
Mars Inc 5.2% 3/1/2035 (i)	17,973,000	18,144,116
Sysco Corp 3.25% 7/15/2027	11,011,000	10,843,218
		79,973,212
Food Products - 0.1%
Archer-Daniels-Midland Co 3.25% 3/27/2030	6,931,000	6,643,860
General Mills Inc 2.875% 4/15/2030	3,013,000	2,810,613
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032	14,377,000	12,775,944
		22,230,417
Household Products - 0.0%
Kimberly-Clark Corp 3.1% 3/26/2030	1,764,000	1,681,840
TOTAL CONSUMER STAPLES		152,045,207
Energy - 1.7%
Energy Equipment & Services - 0.0%
Halliburton Co 4.85% 11/15/2035	7,402,000	7,198,297
Oil, Gas & Consumable Fuels - 1.7%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (i)	5,327,000	5,575,799
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (i)	14,358,000	15,128,527
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (i)	4,293,000	4,482,383
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (i)	7,728,000	8,106,948
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (i)	4,626,000	4,975,233
DCP Midstream Operating LP 5.125% 5/15/2029	15,661,000	15,935,862
DCP Midstream Operating LP 5.6% 4/1/2044	13,506,000	12,853,003
DCP Midstream Operating LP 6.45% 11/3/2036 (i)	10,621,000	11,246,259
Energy Transfer LP 3.75% 5/15/2030	27,891,000	26,961,045
Energy Transfer LP 4.95% 6/15/2028	18,799,000	18,988,841
Energy Transfer LP 5% 5/15/2050	6,115,000	5,074,694
Energy Transfer LP 5.25% 4/15/2029	10,158,000	10,345,924
Energy Transfer LP 5.25% 7/1/2029	11,564,000	11,816,904
Energy Transfer LP 5.6% 9/1/2034	20,000,000	20,383,294
Energy Transfer LP 5.8% 6/15/2038	10,481,000	10,594,660
Hess Corp 4.3% 4/1/2027	23,059,000	23,072,381
Hess Corp 7.125% 3/15/2033	4,791,000	5,458,114
Hess Corp 7.3% 8/15/2031	6,610,000	7,469,874
Hess Corp 7.875% 10/1/2029	20,178,000	22,538,494
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	1,645,000	1,760,447
MPLX LP 2.65% 8/15/2030	9,000,000	8,295,558
MPLX LP 4.8% 2/15/2029	5,370,000	5,414,702
MPLX LP 4.95% 9/1/2032	30,925,000	30,784,812
MPLX LP 5.5% 2/15/2049	16,108,000	14,558,885
Occidental Petroleum Corp 5.55% 10/1/2034	27,742,000	28,212,532
Occidental Petroleum Corp 6.2% 3/15/2040	7,169,000	7,321,943
Occidental Petroleum Corp 6.45% 9/15/2036	15,883,000	16,970,970
Occidental Petroleum Corp 6.6% 3/15/2046	28,439,000	29,456,946
Occidental Petroleum Corp 7.5% 5/1/2031	29,749,000	33,111,172
ONEOK Inc 4.25% 9/24/2027	10,175,000	10,148,617
ONEOK Inc 4.4% 10/15/2029	10,640,000	10,569,776
ONEOK Inc 4.75% 10/15/2031	20,697,000	20,477,138
Ovintiv Inc 5.15% 11/15/2041	5,000,000	4,253,086
Ovintiv Inc 8.125% 9/15/2030	13,383,000	15,054,278
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	5,964,000	5,771,312
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	15,976,000	15,394,000
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	33,855,000	33,609,201
Shell Finance US Inc 4.375% 5/11/2045	6,392,000	5,435,152
Targa Resources Corp 4% 4/15/2031	12,653,000	12,386,760
Targa Resources Corp 4.35% 1/15/2029	10,769,000	10,723,893
Targa Resources Corp 4.9% 9/15/2030	14,983,000	15,109,590
Targa Resources Corp 5.65% 2/15/2036	36,079,000	36,609,148
Western Gas Partners LP 4.5% 3/1/2028	3,100,000	3,098,129
Western Gas Partners LP 4.65% 7/1/2026	9,376,000	9,376,000
Western Gas Partners LP 4.75% 8/15/2028	5,504,000	5,520,246
Western Gas Partners LP 6.35% 1/15/2029	13,343,000	13,894,486
Williams Cos Inc/The 2.6% 3/15/2031	5,542,000	5,016,804
Williams Cos Inc/The 3.5% 11/15/2030	45,537,000	43,276,425
Williams Cos Inc/The 4.65% 8/15/2032	32,200,000	31,815,763
Williams Cos Inc/The 5.3% 8/15/2052	7,294,000	6,562,178
		730,998,188
TOTAL ENERGY		738,196,485
Financials - 8.1%
Banks - 3.3%
Bank of America Corp 2.299% 7/21/2032 (b)	80,000,000	70,618,754
Bank of America Corp 2.972% 2/4/2033 (b)	17,500,000	15,841,229
Bank of America Corp 3.419% 12/20/2028 (b)	23,187,000	22,778,248
Bank of America Corp 3.705% 4/24/2028 (b)	58,915,000	58,466,329
Bank of America Corp 4.183% 11/25/2027	22,749,000	22,671,302
Bank of America Corp 4.25% 10/22/2026	20,189,000	20,178,651
Bank of America Corp 4.271% 7/23/2029 (b)	2,000,000	1,991,847
Bank of America Corp 4.376% 4/27/2028 (b)	40,000,000	39,970,567
Bank of America Corp 5.015% 7/22/2033 (b)	50,000,000	50,295,351
Bank of America Corp 5.468% 1/23/2035 (b)	50,000,000	51,039,934
Citigroup Inc 3.785% 3/17/2033 (b)	17,500,000	16,415,946
Citigroup Inc 4.3% 11/20/2026	52,072,000	52,080,697
Citigroup Inc 4.412% 3/31/2031 (b)	45,100,000	44,584,472
Citigroup Inc 4.45% 9/29/2027	69,500,000	69,501,965
Citigroup Inc 4.91% 5/24/2033 (b)	47,460,000	47,245,137
Citigroup Inc 6.174% 5/25/2034 (b)	21,587,000	22,345,101
Citizens Financial Group Inc 2.638% 9/30/2032	35,537,000	30,342,758
Citizens Financial Group Inc 6.645% 4/25/2035 (b)	12,127,000	12,997,262
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	18,323,000	17,072,888
JPMorgan Chase & Co 2.963% 1/25/2033 (b)	17,500,000	15,876,396
JPMorgan Chase & Co 4.203% 7/23/2029 (b)	3,000,000	2,982,753
JPMorgan Chase & Co 4.452% 12/5/2029 (b)	46,000,000	46,054,990
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	70,000,000	69,067,402
JPMorgan Chase & Co 4.898% 1/22/2037 (b)	2,621,000	2,564,674
JPMorgan Chase & Co 5.103% 4/22/2031 (b)	29,723,000	30,262,681
JPMorgan Chase & Co 5.299% 7/24/2029 (b)	15,000,000	15,279,945
JPMorgan Chase & Co 5.336% 1/23/2035 (b)	50,000,000	50,767,400
JPMorgan Chase & Co 5.35% 6/1/2034 (b)	60,000,000	61,217,067
JPMorgan Chase & Co 5.572% 4/22/2036 (b)	35,305,000	36,381,233
JPMorgan Chase & Co 5.717% 9/14/2033 (b)	72,579,000	75,146,067
Santander Holdings USA Inc 2.49% 1/6/2028 (b)	25,589,000	25,155,556
Santander Holdings USA Inc 6.499% 3/9/2029 (b)	35,670,000	36,782,505
Synchrony Bank 5.625% 8/23/2027	26,739,000	27,033,697
Wells Fargo & Co 3.526% 3/24/2028 (b)	42,125,000	41,777,486
Wells Fargo & Co 4.478% 4/4/2031 (b)	60,800,000	60,274,725
Wells Fargo & Co 5.15% 4/23/2031 (b)	80,251,000	81,622,162
Wells Fargo & Co 5.389% 4/24/2034 (b)	30,000,000	30,449,285
Wells Fargo & Co 5.605% 4/23/2036 (b)	35,549,000	36,378,273
		1,411,512,735
Capital Markets - 2.6%
Ares Strategic Income Fund 5.45% 9/9/2028 (i)	24,383,000	24,129,257
Ares Strategic Income Fund 5.55% 4/15/2031 (i)	40,000,000	38,319,090
Ares Strategic Income Fund 5.8% 9/9/2030 (i)	19,729,000	19,184,234
Athene Global Funding 5.339% 1/15/2027 (i)	56,732,000	57,075,976
Athene Global Funding 5.583% 1/9/2029 (i)	36,667,000	37,004,134
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5793% 4/19/2027 (b)(c)(i)	42,730,000	42,736,385
Blackstone Private Credit Fund 2.625% 12/15/2026	30,000,000	29,350,798
Blackstone Private Credit Fund 7.3% 11/27/2028	42,550,000	43,420,745
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	39,755,000	35,094,668
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)	47,500,000	42,899,572
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	21,000,000	20,814,301
Goldman Sachs Group Inc/The 3.8% 3/15/2030	67,720,000	65,809,700
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (b)	3,000,000	2,686,737
Goldman Sachs Group Inc/The 5.15% 5/22/2045	9,000,000	8,048,688
Goldman Sachs Group Inc/The 6.75% 10/1/2037	30,816,000	33,240,465
HPS Corporate Lending Fund 5.45% 1/14/2028	77,521,000	76,933,360
Moody's Corp 3.25% 1/15/2028	10,681,000	10,480,010
Moody's Corp 3.25% 5/20/2050	9,704,000	6,395,395
Morgan Stanley 2.943% 1/21/2033 (b)	17,500,000	15,734,917
Morgan Stanley 3.622% 4/1/2031 (b)	41,803,000	40,085,137
Morgan Stanley 4.21% 4/20/2028 (b)	40,000,000	39,890,108
Morgan Stanley 4.431% 1/23/2030 (b)	54,318,000	54,073,467
Morgan Stanley 4.493% 1/16/2032 (b)	34,677,000	34,094,021
Morgan Stanley 5.192% 4/17/2031 (b)	26,943,000	27,344,263
Morgan Stanley 5.25% 4/21/2034 (b)	50,000,000	50,156,127
Morgan Stanley 5.424% 7/21/2034 (b)	47,424,000	48,119,202
Morgan Stanley 5.664% 4/17/2036 (b)	21,369,000	21,887,462
Morgan Stanley 6.342% 10/18/2033 (b)	58,000,000	62,058,482
Morgan Stanley 6.627% 11/1/2034 (b)	50,000,000	54,406,502
MSCI Inc 5.15% 3/15/2036	8,619,000	8,348,206
MSCI Inc 5.25% 9/1/2035	42,087,000	41,226,586
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	15,343,000	15,470,502
		1,106,518,497
Consumer Finance - 0.8%
Ally Financial Inc 4.75% 6/9/2027	60,000,000	60,113,519
Ally Financial Inc 7.1% 11/15/2027	37,620,000	39,037,692
Capital One Financial Corp 3.273% 3/1/2030 (b)	32,130,000	30,938,185
Capital One Financial Corp 3.65% 5/11/2027	57,194,000	56,716,031
Capital One Financial Corp 4.1% 2/9/2027	5,722,000	5,708,524
Capital One Financial Corp 5.247% 7/26/2030 (b)	40,470,000	41,017,205
Capital One Financial Corp 5.468% 2/1/2029 (b)	26,778,000	27,182,363
Ford Motor Credit Co LLC 4.97% 4/6/2029	8,515,000	8,409,946
Ford Motor Credit Co LLC 5.73% 9/5/2030	40,000,000	39,959,635
Synchrony Financial 3.95% 12/1/2027	30,327,000	29,951,897
Toyota Motor Credit Corp 3.375% 4/1/2030	9,583,000	9,205,381
		348,240,378
Financial Services - 0.6%
Corebridge Financial Inc 3.65% 4/5/2027	33,012,000	32,712,666
Corebridge Financial Inc 3.85% 4/5/2029	13,061,000	12,750,589
Corebridge Financial Inc 3.9% 4/5/2032	31,447,000	29,490,865
Corebridge Financial Inc 4.35% 4/5/2042	3,537,000	2,906,809
Corebridge Financial Inc 6.05% 9/15/2033	10,459,000	10,933,316
Equitable Holdings Inc 4.572% 2/15/2029 (i)	7,172,000	7,125,632
Jackson Financial Inc 3.125% 11/23/2031	5,636,000	5,014,177
Jackson Financial Inc 5.17% 6/8/2027	14,655,000	14,755,635
Jackson Financial Inc 5.67% 6/8/2032	27,163,000	27,251,375
Mastercard Inc 3.3% 3/26/2027	3,028,000	3,005,410
Mastercard Inc 3.35% 3/26/2030	4,213,000	4,074,090
Pine Street Trust II 5.568% 2/15/2049 (i)	29,500,000	26,795,765
Sixth Street Lending Partners 6.125% 7/15/2030	26,655,000	26,498,834
Takeoff Merger Sub Inc 4.4% 3/24/2028 (i)	16,102,000	16,015,643
Takeoff Merger Sub Inc 4.5% 3/24/2029 (i)	15,942,000	15,839,401
Takeoff Merger Sub Inc 4.85% 3/24/2031 (i)	19,987,000	19,737,057
		254,907,264
Insurance - 0.8%
AFLAC Inc 3.6% 4/1/2030	9,937,000	9,631,698
Five Corners Funding Trust II 2.85% 5/15/2030 (i)	48,444,000	45,127,618
Grand River Funding Trust I 6.311% 2/15/2036 (i)	33,234,000	33,527,647
Hartford Insurance Group Inc/The 2.8% 8/19/2029	7,704,000	7,295,045
Liberty Mutual Group Inc 3.951% 10/15/2050 (i)	4,626,000	3,357,519
Liberty Mutual Group Inc 4.569% 2/1/2029 (i)	19,896,000	19,793,841
Lincoln National Corp 3.4% 1/15/2031	34,132,000	31,783,185
Marsh & McLennan Cos Inc 4.375% 3/15/2029	19,688,000	19,726,627
Marsh & McLennan Cos Inc 4.75% 3/15/2039	9,035,000	8,476,969
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (i)	20,812,000	13,043,590
New York Life Insurance Co 3.75% 5/15/2050 (i)	7,429,000	5,387,670
Northwestern Mutual Life Insurance Co/The 6.063% 3/30/2040 (i)	2,000	2,074
Pacific LifeCorp 5.125% 1/30/2043 (i)	15,610,000	14,302,507
Progressive Corp/The 3.2% 3/26/2030	3,815,000	3,649,501
Prudential Financial Inc 6% 9/1/2052 (b)	55,017,000	55,151,902
Teachers Insurance & Annuity Association of America 3.3% 5/15/2050 (i)	16,941,000	11,305,105
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (i)	29,277,000	26,033,497
Unum Group 4% 6/15/2029	21,076,000	20,656,078
Unum Group 4.046% 8/15/2041 (i)	1,392,000	1,114,218
Unum Group 5.75% 8/15/2042	27,888,000	27,125,732
		356,492,023
TOTAL FINANCIALS		3,477,670,897
Health Care - 1.4%
Biotechnology - 0.2%
AbbVie Inc 3.2% 11/21/2029	17,500,000	16,871,148
Amgen Inc 1.65% 8/15/2028	65,000,000	61,287,767
Amgen Inc 5.15% 3/2/2028	20,069,000	20,363,103
		98,522,018
Health Care Providers & Services - 1.2%
Centene Corp 2.45% 7/15/2028	32,380,000	30,143,730
Centene Corp 2.625% 8/1/2031	15,205,000	12,702,406
Centene Corp 3.375% 2/15/2030	17,480,000	15,790,346
Centene Corp 4.25% 12/15/2027	10,677,000	10,488,174
Centene Corp 4.625% 12/15/2029	30,530,000	28,981,592
Cigna Group/The 3.05% 10/15/2027	67,800,000	66,549,973
Cigna Group/The 4.375% 10/15/2028	29,050,000	29,027,167
Cigna Group/The 4.8% 8/15/2038	18,087,000	17,005,311
Cigna Group/The 4.9% 12/15/2048	18,071,000	15,689,911
Cigna Group/The 5.4% 3/15/2033	30,000,000	30,841,659
CVS Health Corp 3% 8/15/2026	2,965,000	2,947,250
CVS Health Corp 3.625% 4/1/2027	7,479,000	7,414,792
CVS Health Corp 5% 1/30/2029	15,279,000	15,477,700
CVS Health Corp 5% 9/15/2032	12,070,000	12,079,680
CVS Health Corp 5.25% 1/30/2031	6,265,000	6,402,351
CVS Health Corp 5.45% 9/15/2035	20,000,000	20,077,769
HCA Inc 3.5% 9/1/2030	18,350,000	17,425,915
HCA Inc 3.625% 3/15/2032	4,185,000	3,889,103
HCA Inc 5.625% 9/1/2028	19,094,000	19,473,904
HCA Inc 5.875% 2/1/2029	21,003,000	21,615,964
Humana Inc 3.7% 3/23/2029	12,046,000	11,708,938
Humana Inc 5.375% 4/15/2031	25,106,000	25,375,834
Sabra Health Care LP 3.2% 12/1/2031	39,949,000	36,071,760
Sabra Health Care LP 3.9% 10/15/2029	10,094,000	9,789,657
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	9,969,000	10,056,927
		477,027,813
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	6,362,000	6,503,517
Mylan Inc 4.55% 4/15/2028	6,911,000	6,875,443
Utah Acquisition Sub Inc 3.95% 6/15/2026	7,459,000	7,444,790
		20,823,750
TOTAL HEALTH CARE		596,373,581
Industrials - 0.5%
Aerospace & Defense - 0.4%
Boeing Co 3.55% 3/1/2038	3,337,000	2,766,730
Boeing Co 5.15% 5/1/2030	6,621,000	6,731,836
Boeing Co 5.805% 5/1/2050	34,788,000	33,630,479
Boeing Co 5.93% 5/1/2060	12,640,000	12,132,986
Boeing Co 6.259% 5/1/2027	7,761,000	7,894,993
Boeing Co 6.298% 5/1/2029	11,086,000	11,638,477
Boeing Co 6.388% 5/1/2031	8,397,000	8,954,067
Boeing Co 6.528% 5/1/2034	8,987,000	9,789,922
Boeing Co 6.858% 5/1/2054	13,529,000	14,889,677
Boeing Co 7.008% 5/1/2064	12,768,000	14,115,280
		122,544,447
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	3,574,000	3,770,745
Carrier Global Corp 6.2% 3/15/2054	2,214,000	2,313,476
		6,084,221
Ground Transportation - 0.1%
CSX Corp 3.8% 4/15/2050	5,875,000	4,364,694
Uber Technologies Inc 4.15% 1/15/2031	20,008,000	19,563,703
Uber Technologies Inc 4.8% 9/15/2035	15,783,000	15,315,100
		39,243,497
Industrial Conglomerates - 0.0%
3M Co 3.05% 4/15/2030	1,519,000	1,439,311
Machinery - 0.0%
Deere & Co 3.1% 4/15/2030	9,897,000	9,448,443
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	3,641,000	3,673,637
Paychex Inc 5.35% 4/15/2032	5,068,000	5,093,557
Paychex Inc 5.6% 4/15/2035	3,958,000	3,975,100
Verisk Analytics Inc 4.45% 3/15/2031	5,721,000	5,625,850
		18,368,144
TOTAL INDUSTRIALS		197,128,063
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.5%
Dell International LLC / EMC Corp 4.15% 2/15/2029	20,070,000	19,903,065
Dell International LLC / EMC Corp 4.5% 2/15/2031	39,739,000	39,269,276
Dell International LLC / EMC Corp 4.75% 10/6/2032	26,492,000	26,115,566
Dell International LLC / EMC Corp 5.1% 2/15/2036	41,980,000	41,048,213
Dell International LLC / EMC Corp 5.25% 2/1/2028	28,212,000	28,587,223
Dell International LLC / EMC Corp 5.3% 10/1/2029	11,000,000	11,225,904
Dell International LLC / EMC Corp 6.1% 7/15/2027	9,944,000	10,130,036
Dell International LLC / EMC Corp 6.2% 7/15/2030	8,607,000	9,095,147
		185,374,430
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028	7,184,000	6,894,596
Broadcom Inc 2.45% 2/15/2031	61,131,000	55,518,543
Broadcom Inc 2.6% 2/15/2033	61,131,000	53,450,919
Broadcom Inc 3.419% 4/15/2033	5,516,000	5,043,960
Broadcom Inc 3.5% 2/15/2041	43,849,000	34,983,155
Broadcom Inc 4.926% 5/15/2037 (i)	23,167,000	22,470,210
		178,361,383
Software - 0.2%
Oracle Corp 4.45% 9/26/2030	15,097,000	14,548,698
Oracle Corp 4.8% 9/26/2032	25,181,000	23,981,073
Oracle Corp 5.2% 9/26/2035	22,924,000	21,502,596
Oracle Corp 5.875% 9/26/2045	14,137,000	12,196,567
Oracle Corp 5.95% 9/26/2055	17,723,000	14,909,841
Oracle Corp 6.1% 9/26/2065	18,241,000	15,125,100
		102,263,875
TOTAL INFORMATION TECHNOLOGY		465,999,688
Materials - 0.1%
Chemicals - 0.0%
Celanese US Holdings LLC 6.85% 11/15/2028 (b)	11,633,000	12,079,800
Celanese US Holdings LLC 7.05% 11/15/2030 (b)	18,931,000	19,999,409
Celanese US Holdings LLC 7.2% 11/15/2033 (b)	11,063,000	11,801,300
		43,880,509
Construction Materials - 0.1%
Amrize Finance US LLC 4.6% 4/7/2027	36,803,000	36,895,498
Amrize Finance US LLC 4.7% 4/7/2028	26,383,000	26,538,823
		63,434,321
TOTAL MATERIALS		107,314,830
Real Estate - 2.4%
Diversified REITs - 0.3%
Piedmont Operating Partnership LP 2.75% 4/1/2032	6,300,000	5,293,415
Store Capital LLC 2.75% 11/18/2030	8,515,000	7,659,619
Store Capital LLC 4.625% 3/15/2029	8,847,000	8,752,659
VICI Properties LP 4.75% 2/15/2028	29,291,000	29,317,470
VICI Properties LP 4.75% 4/1/2028	6,730,000	6,736,853
VICI Properties LP 4.95% 2/15/2030	38,231,000	38,169,853
VICI Properties LP 5.125% 5/15/2032	10,549,000	10,395,609
VICI Properties LP 5.75% 4/1/2034	5,034,000	5,080,281
Vornado Realty LP 2.15% 6/1/2026	7,918,000	7,873,351
WP Carey Inc 3.85% 7/15/2029	6,097,000	5,952,743
		125,231,853
Health Care REITs - 0.8%
Alexandria Real Estate Equities Inc 2% 5/18/2032	19,486,000	16,302,678
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	17,745,000	17,783,013
Healthcare Realty Holdings LP 3.1% 2/15/2030	6,066,000	5,709,449
Healthcare Realty Holdings LP 3.5% 8/1/2026	6,318,000	6,296,805
Healthpeak OP LLC 3.25% 7/15/2026	2,733,000	2,723,433
Healthpeak OP LLC 3.5% 7/15/2029	3,125,000	3,020,040
Omega Healthcare Investors Inc 3.25% 4/15/2033	25,245,000	22,220,611
Omega Healthcare Investors Inc 3.375% 2/1/2031	11,416,000	10,550,942
Omega Healthcare Investors Inc 3.625% 10/1/2029	26,970,000	25,903,511
Omega Healthcare Investors Inc 4.5% 4/1/2027	86,567,000	86,451,631
Omega Healthcare Investors Inc 4.75% 1/15/2028	28,933,000	28,908,195
Ventas Realty LP 2.5% 9/1/2031	53,031,000	47,231,229
Ventas Realty LP 3% 1/15/2030	35,454,000	33,393,697
Ventas Realty LP 4% 3/1/2028	10,351,000	10,247,314
Ventas Realty LP 4.375% 2/1/2045	3,802,000	3,145,123
Ventas Realty LP 4.75% 11/15/2030	41,973,000	42,046,136
		361,933,807
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	7,890,000	7,193,712
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	16,564,000	15,278,024
Boston Properties LP 4.5% 12/1/2028	18,628,000	18,504,868
Boston Properties LP 6.75% 12/1/2027	24,397,000	25,216,275
COPT Defense Properties LP 2% 1/15/2029	2,896,000	2,701,018
COPT Defense Properties LP 2.75% 4/15/2031	7,105,000	6,433,070
COPT Defense Properties LP 4.5% 10/15/2030	4,024,000	3,972,008
Hudson Pacific Properties LP 4.65% 4/1/2029	37,205,000	31,731,586
		103,836,849
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	20,195,000	19,368,011
Brandywine Operating Partnership LP 4.55% 10/1/2029	27,295,000	24,886,964
Brandywine Operating Partnership LP 8.3% 3/15/2028	33,242,000	33,826,903
CBRE Services Inc 2.5% 4/1/2031	23,518,000	21,012,996
Tanger Properties LP 2.75% 9/1/2031	18,732,000	16,728,507
Tanger Properties LP 3.125% 9/1/2026	16,602,000	16,505,836
Tanger Properties LP 3.875% 7/15/2027	28,881,000	28,644,529
		160,973,746
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031	3,169,000	2,788,611
American Homes 4 Rent LP 3.625% 4/15/2032	14,296,000	13,197,658
American Homes 4 Rent LP 4.3% 4/15/2052	9,909,000	7,538,861
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	21,143,000	19,847,049
Sun Communities Operating LP 2.3% 11/1/2028	7,110,000	6,728,538
Sun Communities Operating LP 2.7% 7/15/2031	18,176,000	16,258,127
		66,358,844
Retail REITs - 0.5%
Brixmor Operating Partnership LP 4.05% 7/1/2030	22,047,000	21,450,621
Brixmor Operating Partnership LP 4.125% 5/15/2029	24,028,000	23,701,847
Brixmor Operating Partnership LP 4.125% 6/15/2026	26,610,000	26,593,551
Kite Realty Group LP 5.5% 3/1/2034	6,294,000	6,349,772
Kite Realty Group Trust 4.75% 9/15/2030	42,235,000	42,227,536
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	11,774,000	11,488,906
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	6,358,000	6,523,149
Realty Income Corp 2.2% 6/15/2028	3,445,000	3,289,291
Realty Income Corp 2.85% 12/15/2032	4,238,000	3,758,827
Realty Income Corp 3.25% 1/15/2031	4,502,000	4,233,250
Realty Income Corp 3.4% 1/15/2028	7,083,000	6,964,666
Regency Centers LP 3.7% 6/15/2030	25,000,000	24,255,907
Simon Property Group LP 2.65% 2/1/2032	30,000,000	26,747,143
		207,584,466
TOTAL REAL ESTATE		1,033,113,277
Utilities - 1.1%
Electric Utilities - 0.7%
AEP Texas Inc 5.2% 4/15/2036	8,488,000	8,347,625
Alabama Power Co 3.05% 3/15/2032	29,471,000	27,073,771
Cleco Corporate Holdings LLC 3.375% 9/15/2029	15,724,000	14,697,978
Cleco Corporate Holdings LLC 3.743% 5/1/2026	60,730,000	60,685,658
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036	1,128,000	1,166,015
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	3,290,000	3,155,902
Duke Energy Corp 4.95% 9/15/2035	36,862,000	35,934,730
Duquesne Light Holdings Inc 2.532% 10/1/2030 (i)	10,574,000	9,623,647
Duquesne Light Holdings Inc 2.775% 1/7/2032 (i)	22,503,000	19,845,139
Exelon Corp 2.75% 3/15/2027	6,523,000	6,423,239
Exelon Corp 3.35% 3/15/2032	7,920,000	7,309,384
Exelon Corp 4.05% 4/15/2030	7,291,000	7,140,177
Exelon Corp 4.7% 4/15/2050	3,246,000	2,682,236
IPALCO Enterprises Inc 5.75% 4/1/2034	43,698,000	43,393,769
Southern Co/The 5.7% 3/15/2034	27,735,000	28,739,890
Southwestern Electric Power Co 5.2% 4/1/2036	13,758,000	13,528,930
Southwestern Electric Power Co 5.3% 4/1/2033	16,634,000	16,867,283
		306,615,373
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	19,673,000	17,404,313
AES Corp/The 3.95% 7/15/2030 (i)	42,717,000	40,839,583
		58,243,896
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co 3.7% 7/15/2030	4,149,000	4,031,936
NiSource Inc 2.95% 9/1/2029	40,740,000	38,715,426
NiSource Inc 3.6% 5/1/2030	22,835,000	22,004,838
Puget Energy Inc 4.1% 6/15/2030	25,767,000	24,971,022
Puget Energy Inc 4.224% 3/15/2032	27,319,000	26,059,356
		115,782,578
TOTAL UTILITIES		480,641,847
TOTAL UNITED STATES		8,072,268,371
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $9,602,805,365)		9,255,997,212

U.S. Government Agency - Mortgage Securities - 19.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.3%
Fannie Mae 3.5% 12/1/2036	199,099	194,155
Fannie Mae 3.5% 5/1/2036	152,185	148,803
Fannie Mae 6% 12/1/2054	7,069,011	7,346,595
Fannie Mae 6.5% 7/1/2054	2,901,216	3,048,018
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.398%, 6.196% 5/1/2033 (b)(c)	1,057	1,075
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.57% 4/1/2037 (b)(c)	13,817	14,244
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	3,026	3,111
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.225% 5/1/2036 (b)(c)	20,097	20,686
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	1,783	1,828
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.534%, 6.409% 3/1/2036 (b)(c)	21,024	21,628
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	12,069	12,451
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 3/1/2037 (b)(c)	15,265	15,791
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6094%, 6.369% 5/1/2035 (b)(c)	17,360	17,870
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6286%, 6.245% 7/1/2035 (b)(c)	44,602	46,131
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (b)(c)	3,359	3,471
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6669%, 6.316% 11/1/2036 (b)(c)	54,411	56,142
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.057% 3/1/2033 (b)(c)	7,346	7,549
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6834%, 6.511% 5/1/2036 (b)(c)	10,364	10,718
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6917%, 6.203% 7/1/2043 (b)(c)	187,111	195,725
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.591% 6/1/2042 (b)(c)	16,149	16,906
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7392%, 6.079% 3/1/2040 (b)(c)	27,044	28,197
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.106% 7/1/2035 (b)(c)	10,410	10,733
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (b)(c)	47,779	50,136
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.07% 1/1/2042 (b)(c)	60,764	63,763
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	5,220	5,481
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.806%, 6.388% 12/1/2040 (b)(c)	511,705	537,290
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.06% 12/1/2039 (b)(c)	9,709	10,133
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 5.962% 2/1/2042 (b)(c)	26,865	28,184
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.508% 7/1/2041 (b)(c)	10,572	11,101
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	8,987	9,437
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 5.972% 2/1/2035 (b)(c)	6,405	6,644
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	3,089	3,206
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	60,920	63,631
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	11,112	11,469
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.2602%, 5.889% 8/1/2036 (b)(c)	57,973	59,991
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.217% 6/1/2036 (b)(c)	19,873	20,522
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.378% 10/1/2033 (b)(c)	15,104	15,557
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.385% 7/1/2034 (b)(c)	6,410	6,595
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.461%, 6.366% 5/1/2035 (b)(c)	8,298	8,570
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	12,248,993	11,070,748
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,543,309	1,312,647
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	16,712,066	15,104,514
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	3,752,755	3,391,774
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	33,044	29,866
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,516,259	1,291,636
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	16,439,448	13,864,493
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	7,140,420	6,453,575
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	23,074	20,854
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,545,551	1,315,552
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	1,574,795	1,338,370
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	24,918,871	19,236,943
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	1,609,690	1,367,090
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	1,690,821	1,317,966
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	6,390,728	5,783,985
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	6,325,754	5,832,933
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	5,092,061	4,148,577
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	4,816,407	4,194,832
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	16,636	14,509
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	8,704,203	7,181,203
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,509,969	1,229,250
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	466,278	379,592
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	20,581,863	16,884,117
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	8,743,662	7,167,307
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	63,517	51,194
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	6,174,606	5,385,146
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	4,915,610	4,283,663
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	4,866,273	3,978,310
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	964,015	784,795
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	955,370	777,757
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	26,716,940	21,900,266
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	16,868,327	13,806,129
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,695,553	1,385,100
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,751,429	1,544,512
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	13,979	12,282
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	982,786	800,076
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	784,346	641,469
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	14,298,441	11,680,427
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	10,055,144	8,229,780
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	5,530,402	4,536,808
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	3,410,825	3,357,399
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,978	13,143
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	497,885	407,345
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	52,876	43,178
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	12,804	10,447
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	67,386	55,153
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	90,832	74,116
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,176,904	964,725
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	752,727	662,934
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,606,798	1,305,064
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,102,151	895,183
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	541,851	477,127
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,435	14,380
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	5,780,604	5,057,285
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	35,925,699	29,269,192
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	3,554,583	2,914,855
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,694,202	2,188,270
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,887,141	1,536,302
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	220,451	179,604
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	63,745	51,934
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	835,078	679,828
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	429,063	351,843
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	883,196	719,001
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,882,986	1,814,510
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	4,342,610	3,711,944
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,252,802	1,074,384
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	991,633	850,410
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	670,008	574,589
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2029	213,526	208,905
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2029	20,267	19,828
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,878,860	1,812,294
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	199,636	192,655
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	53,227	51,365
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	29,135	28,117
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	5,475	5,283
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	30,050	28,833
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	3,130,145	2,666,759
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	270,846	265,478
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	1,188,100	1,145,989
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	62,230	60,025
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	58,420	56,296
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	470,232	451,392
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	5,130	4,934
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	9,132,580	8,182,367
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	5,766,507	5,171,770
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	3,825,798	3,440,808
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,213,458	1,091,930
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,182,261	1,063,203
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,119,206	1,006,853
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	10,193,335	8,677,944
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	7,738,799	6,588,312
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	3,319,545	3,198,837
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	90,436	86,733
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	20,395	19,570
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	8,814,008	8,484,820
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	14,358,929	12,273,619
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	76,132	64,885
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	996,735	961,870
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	3,618,103	3,263,764
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	2,929,069	2,637,346
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	705,230	604,465
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2033	19,829	19,044
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	1,133,516	1,028,125
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,014,718	922,283
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	4,690,521	3,994,671
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	5,648,592	4,827,380
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	1,797,221	1,733,494
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	7,441,879	6,909,292
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	3,407,366	3,071,013
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	1,249,082	1,119,989
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	23,647,086	20,419,794
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	7,236,736	6,206,117
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	6,022,068	5,130,562
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,122,634	966,964
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	195,783	189,633
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	808,253	732,978
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,197,818	1,079,435
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	904,510	819,857
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	191,094	171,811
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	78,806	70,750
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	27,379,118	23,428,588
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	25,785,933	21,855,773
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051 (d)	13,862,700	11,888,445
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	28,389,738	24,346,617
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	4,524,705	3,884,562
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	3,386,956	2,914,129
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	2,375,005	2,136,896
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	951,518	858,739
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,287,519	1,244,718
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	276,883	267,795
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	28,070,356	23,906,051
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	22,464,364	19,131,722
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	21,615,050	18,408,405
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	14,815	14,481
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	492,460	475,007
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	7,777,352	6,982,447
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	97,901	95,186
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	1,592,851	1,467,855
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	342,612	315,398
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	226,756	209,599
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	186,221	171,224
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	177,220	163,292
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	163,850	150,842
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	142,287	130,604
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	138,799	128,033
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	111,455	102,432
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	93,431	86,570
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	67,152	62,312
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	41,110	38,053
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	33,403	30,776
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	30,351	27,851
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	29,711	27,543
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	29,752	27,332
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	28,944	26,592
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	25,998	23,892
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	24,707	22,800
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	24,198	22,246
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	23,109	21,275
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	21,959	20,227
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	21,403	19,707
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,976	10,044
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	131,423	121,716
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	6,938,314	6,160,784
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,172,455	1,037,768
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	423,905	375,209
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	16,183	14,324
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	145,359	133,621
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	3,250	3,013
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	2,677,958	2,421,374
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	5,690,837	5,049,547
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	593,484	580,891
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	793,564	732,191
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	120,722	111,107
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	81,317	74,991
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	56,317	51,581
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	27,382	25,276
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	24,067	22,303
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	24,011	22,078
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	22,229	20,735
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	21,187	19,382
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	9,341	8,614
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,360,383	3,038,414
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,258,287	2,946,100
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,360,246	1,207,813
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	17,875,025	15,899,822
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	9,676,815	8,634,737
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	99,201	88,735
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	72,064	64,461
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	7,906	7,811
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	3,834,167	3,744,311
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	1,649,392	1,610,637
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	433,817	400,418
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	184,711	170,003
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	105,832	97,498
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	77,339	70,842
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	71,291	65,668
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	68,824	63,189
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	67,930	62,577
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	65,918	60,714
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	63,217	58,313
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	30,673	28,504
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	23,489	21,669
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	20,695	19,079
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,276	13,986
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,058	13,864
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	13,574	12,602
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,301	8,646
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,187	5,691
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,323	4,902
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	20,143	18,276
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	19,578	17,457
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	12,535,925	11,131,109
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	6,210,880	5,510,987
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,168,383	3,716,892
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,003,066	1,781,725
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,000,101	983,150
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	50,640	49,880
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	66,027	64,197
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	414,797	406,318
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,195,261	1,098,796
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	873,785	803,603
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	662,703	610,581
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	525,203	483,400
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	418,135	384,387
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	240,492	221,554
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	225,081	206,971
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	206,434	189,365
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	122,897	113,490
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	101,308	93,223
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	92,158	84,344
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	52,674	48,296
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	16,975	15,543
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	15,379	14,176
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	8,087	7,431
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	6,914	6,535
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	7,741,050	6,926,783
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (e)(f)	22,179,769	19,708,096
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	5,638,580	5,010,227
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	358,548	318,592
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	139,046	135,624
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	360,899	332,498
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	94,695	87,157
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	65,109	59,889
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	27,594	25,348
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	21,701	19,965
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	15,749	14,492
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	13,625	12,549
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	97,320	88,755
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	262,873	240,407
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	104,808	94,928
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	1,183,247	1,069,877
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	10,048,542	8,894,209
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	9,760,605	8,724,754
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	8,194,096	7,252,794
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	305,187	279,432
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	235,113	216,290
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	50,216	46,245
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	48,775	44,799
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	46,499	42,758
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	42,203	38,796
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	16,476	15,148
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	16,295	14,968
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	9,399	8,640
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	1,095,588	991,985
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2049	41,784	37,389
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	8,280,946	7,417,651
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,180,526	1,083,926
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	967,024	889,610
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	144,578	132,923
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	87,594	80,544
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	66,602	61,166
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	59,765	54,888
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	34,050	31,315
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	17,546	16,140
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	15,190	13,883
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,513	1,392
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	1,441,410	1,309,733
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	99,028	90,516
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	53,379	49,241
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	1,088,981	984,983
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	20,711	18,917
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	14,874	13,635
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	14,856	13,613
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,732	9,817
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	926,804	852,171
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	101,883	92,855
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	6,237,841	5,583,643
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	28,828,077	25,615,528
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	1,181,233	1,158,469
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	13,237	12,524
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	226,843	209,432
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	50,751	46,677
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	4,102,962	3,758,951
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	23,485	21,582
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	17,276	15,955
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	575,317	525,236
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	503,388	459,361
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	9,621,009	8,687,163
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	4,047,101	3,618,864
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	36,648	36,103
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	631,873	579,628
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	278,177	254,868
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	36,229	33,178
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	2,955,373	2,681,704
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	288,540	261,449
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	107,845	97,416
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049 (d)	14,429,601	12,857,666
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	257,855	227,106
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	81,099	72,062
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	5,754,442	5,136,555
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	42,676	37,867
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	2,597,487	2,536,444
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	755,489	695,155
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	115,811	106,192
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	98,873	90,505
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	42,248	38,776
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	5,141	4,717
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	97,257	86,449
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	21,772	19,182
Fannie Mae Mortgage pass-thru certificates 3.25% 12/1/2041	13,849	13,146
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	167,392	156,875
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	78,712	73,670
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	28,581	27,658
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	16,275	15,475
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	781,129	737,236
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	121,875	115,004
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	7,314,268	6,812,842
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	111,244	103,548
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	45,427	42,285
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	10,563	9,862
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	460	431
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,431,546	3,210,239
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	2,056,393	1,899,352
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	3,341	3,260
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2035	120,683	117,438
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	23,859	22,679
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,510,717	1,426,324
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	549,475	521,784
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	509,695	481,213
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	142,572	134,652
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	85,801	81,066
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	39,944	37,889
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	23,817	22,454
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	4,259	4,021
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	374,141	349,457
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	238,988	223,127
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	3,136,975	2,936,626
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	7,575	7,070
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	2,255,142	2,077,990
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2041	3,593	3,406
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	250,755	236,042
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	161,291	152,073
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	78,023	73,547
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	71,506	67,175
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	44,709	42,203
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	23,115	21,764
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	76,415	71,947
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	21,270	19,838
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	4,710	4,395
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	42,905,993	40,058,266
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	242,256	223,226
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	104,446	96,241
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	86,503	79,708
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	12,094	11,483
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	183,394	173,607
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	106,433	100,730
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	56,805	53,636
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	19,307	18,120
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	57,847	54,371
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,691,463	1,575,506
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	465,114	433,229
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	800,928	744,519
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	290,559	273,182
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	104,056	98,180
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	58,988	55,332
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	19,208	17,879
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	45,055	41,642
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	4,012,650	3,699,946
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	293,190	276,292
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	293,426	275,781
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	7,011,069	6,453,745
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	181,339	175,481
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	332,281	314,131
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	221,906	209,721
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	16,747	15,808
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	4,046	3,834
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	1,329,118	1,251,362
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	765,002	719,764
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	135,492	127,716
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	99,699	93,910
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	30,271	28,542
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	2,229,095	2,082,550
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	598,770	559,406
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	4,425	4,101
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	456,675	421,515
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	104,426	101,052
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	655,429	620,561
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	94,132	88,689
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	4,827	4,569
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	3,531	3,341
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,085,328	1,021,455
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	607,853	572,279
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	19,701	18,473
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2044	9,592	9,090
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	1,089,284	1,017,672
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	923,535	852,430
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	29,610	27,330
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2038	120,650	116,488
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	764,029	722,233
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	30,476	28,819
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	16,647	15,726
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	972,897	915,989
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	15,188	14,351
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	45,620	43,061
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	3,816	3,608
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	95,380	89,592
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	2,733,820	2,547,259
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	1,647,061	1,534,662
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	183,991	171,435
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	8,808,406	8,315,380
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	3,504,806	3,231,678
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	4,261,684	3,948,218
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	835,540	789,354
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	210,014	198,965
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	124,721	117,577
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	942,474	891,486
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	119,107	112,498
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	22,703	21,381
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	3,801	3,583
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	40,588	38,005
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	478,909	446,228
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	15,557	14,534
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	9,898,248	9,201,118
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	542,112	497,562
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	269,536	248,532
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	3,127,294	2,870,881
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	7,482	7,247
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	346,656	327,201
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	322,644	304,762
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	170,037	160,404
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	113,015	106,652
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	104,186	98,790
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	63,701	60,377
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	59,330	56,016
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	31,165	29,423
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	29,418	27,876
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	789,363	737,637
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	23,954	22,381
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	5,798,081	5,416,903
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	9,910	9,252
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	2,067,131	1,935,110
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	55,889	51,988
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	1,794,364	1,650,605
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	371,501	342,782
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	29,176	26,902
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	15,764	14,526
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	19,141	18,184
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	50,465	47,890
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	23,989	23,210
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,713,038	2,645,400
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	340,910	332,008
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	111,074	108,197
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	104,806	102,178
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	72,515	70,743
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	45,088	43,935
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	28,857	28,111
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	23,158	22,555
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	13,081	12,792
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	12,658	12,346
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,131	10,874
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,248	9,037
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,596	8,381
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,175	7,965
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	1,720,473	1,676,803
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	121,895	118,572
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	83,545	80,997
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	4,917	4,883
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	246,881	240,239
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2044	129,698	125,586
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	984,079	946,024
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	256,933	246,740
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	54,932	52,428
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	383,820	374,566
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	83,065	80,983
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	284,508	277,587
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	153,291	149,125
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	84,948	83,066
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	53,271	51,962
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	33,500	32,696
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	20,951	20,467
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	17,674	17,270
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	947	922
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,446,993	1,409,029
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	969,795	944,082
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	57,823	56,231
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	26,202	25,539
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	17,463	17,011
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	5,198	5,120
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	481,915	469,386
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	156,363	150,377
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	52,676	50,508
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	2,696,160	2,590,980
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2050	10,674,549	10,188,074
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2038	244,380	238,551
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,411,867	2,352,007
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	320,000	312,401
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	223,041	217,972
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	201,785	196,520
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	188,718	183,693
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	178,039	173,507
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	172,039	167,904
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	153,174	149,382
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	146,487	142,490
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	133,127	129,676
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	129,730	126,620
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	125,464	122,134
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	115,666	112,813
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	89,433	87,049
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	85,104	82,769
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	74,999	73,292
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	72,725	70,932
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	67,357	65,507
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	59,898	58,260
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	50,096	49,106
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	37,401	36,223
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	32,596	31,791
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	25,808	25,149
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	22,151	21,627
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	21,594	21,128
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,568	11,286
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,009	2,928
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	811	791
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	1,829,328	1,781,406
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	481,968	469,262
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	390,352	379,880
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	19,272	18,685
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	33,049	32,177
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	618,177	593,755
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2038	470,792	459,639
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2039	237,697	231,691
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	459,250	447,428
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	88,634	86,408
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	82,181	80,165
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	34,158	33,267
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	14,486	14,197
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	13,415	13,108
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	11,393	11,139
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,472	10,163
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,432	9,190
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,937	6,768
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,694	4,573
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,860	3,774
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,351	3,269
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,130	3,052
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,416	1,381
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	623	608
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	355,190	345,488
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	203,780	198,373
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	37,437	36,446
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	25,197	24,524
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	56,018	54,561
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	64,056	61,761
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	615,257	592,663
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	90,886	87,533
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	469,924	451,432
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	232,209	222,731
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	12,919	12,390
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	457,889	438,023
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	2,224,693	2,169,460
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	138,992	135,510
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	37,485	36,540
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	14,213	13,817
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	12,456	12,157
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	11,113	10,839
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	9,569	9,321
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	7,624	7,432
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	1,549	1,510
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	1,179,941	1,147,984
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	239,185	232,010
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	111,040	108,256
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	50,804	49,792
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	39,255	38,292
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	34,403	33,444
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	10,467	10,158
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	4,712	4,581
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	12,820	12,324
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	304,456	292,199
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	519,005	495,028
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	19,066	18,239
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	30,524	30,016
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	875,439	855,407
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	334,568	326,826
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	107,018	104,559
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	132,152	129,231
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	55,331	53,797
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	54,335	52,939
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	29,945	29,180
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	22,664	22,093
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	20,125	19,572
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	11,333	11,089
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,114	6,941
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	6,693	6,524
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,253	3,167
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	1,773	1,731
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	1,013,780	984,026
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	134,860	131,300
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	104,512	101,606
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	98,667	95,950
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	83,032	80,759
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	52,990	51,579
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	32,869	31,970
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	2,421,334	2,334,016
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	820,678	789,579
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	149,192	143,424
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	1,850,365	1,778,037
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	121,354	116,430
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	895,879	871,938
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	293,782	285,928
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	283,458	275,911
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	176,284	171,434
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	132,191	128,510
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	57,724	55,956
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	56,374	54,684
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	46,196	44,916
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	32,892	32,143
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	19,523	18,983
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	410,510	397,531
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	139,860	134,494
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	107,781	103,408
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	2,472,301	2,367,356
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	598,820	572,840
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	564,586	540,091
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	2,613,979	2,488,316
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2039	220,459	215,050
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	2,512,548	2,407,465
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	998,567	954,619
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	569,475	556,026
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	438,134	428,148
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	1,214	1,189
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	241,695	235,584
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	199,742	192,583
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	19,221	18,530
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	317,275	305,242
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	1,957,453	1,878,033
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	56,168	55,084
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	3,808	3,729
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	1,022	998
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	44,075	42,765
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	28,313	27,319
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	3,084,103	2,965,718
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,686,547	1,613,902
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,385,009	1,325,352
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	112,098	109,313
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	10,809	10,557
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	9,938	9,726
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	84,390	81,730
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	28,504	27,507
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	23,846	23,004
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	329,052	316,093
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	201,636	194,306
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	199,219	191,111
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2038	319,743	313,340
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	604,179	592,505
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	52,586	51,438
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	53,834	52,433
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	25,652	24,983
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	64,421	62,710
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	27,515	26,691
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	23,378	22,721
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	15,669	15,335
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	6,545	6,373
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	13,843	13,351
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	3,690,849	3,549,173
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	28,637	27,529
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	44,733	44,055
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	3,796	3,794
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	20,205	20,066
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	469,445	459,168
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	66,153	64,705
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	42,604	41,738
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	30,370	29,639
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	27,265	27,141
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,056	3,030
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	1,331,221	1,320,508
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	189,487	185,634
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	10,596	10,384
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	3,137	3,135
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	445,537	443,831
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	28,318	28,190
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	17,139	17,065
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	139,117	138,477
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	7,722	7,712
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	3,557,275	3,540,920
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	97,909	97,336
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	180,417	179,357
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	31,125	30,827
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	331,398	329,793
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	63,826	62,608
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	20,056	19,649
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	50,189	50,172
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	12,586	12,582
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	268,822	267,838
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	55,649	55,381
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	55,058	54,842
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	9,085	9,053
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,816	8,776
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	301,013	299,238
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	11,685	11,595
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	22,754	22,497
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	5,900	5,870
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	198,055	194,585
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2047	28,118	27,555
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	13,859	13,859
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	652,813	649,970
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	15,111	15,039
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	11,965	11,909
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,156	1,153
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	478,062	474,243
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	905,974	901,657
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	245,014	239,651
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	180,203	176,258
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	85,280	83,227
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	2,687,222	2,673,742
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	102,740	102,708
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,692	1,691
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	21,805	21,719
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	186,785	184,330
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	149,735	147,534
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	149,483	146,631
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	36,606	35,907
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	27,451	26,945
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	271,814	265,864
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	56,901	55,656
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	1,773,195	1,772,502
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	492,615	492,467
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	314,131	314,033
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	8,756	8,723
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	651	649
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	68,032	67,638
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	17,599	17,511
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	1,968	1,958
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	113,008	112,799
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	54,258	53,886
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	55,184	54,459
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	178,324	174,922
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	151,085	148,080
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	94,799	92,990
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	42,925	42,240
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	38,458	37,724
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	33,436	32,798
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	187,169	183,071
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	295	295
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	4,761,497	4,737,610
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,854	3,840
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	9,062	9,024
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	104,356	103,824
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	10,298	10,245
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	130,159	127,676
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	51,702	50,748
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	23,573	23,138
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	1,370,444	1,363,569
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	1,665	1,661
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	1,649,852	1,641,886
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	485,170	484,904
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	492,033	488,105
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	153,696	151,580
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	29,568	29,096
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	2,564,258	2,515,334
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	73,315	71,917
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	41,905	41,053
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	24,434	23,983
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	141	141
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	4,726	4,726
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,124	2,124
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	356,020	354,699
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	47,837	47,709
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	13,869	13,818
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	8,348	8,316
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,943	1,936
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	10,720	10,664
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	15,852	15,767
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	75,645	74,651
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	2,067,980	2,027,232
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	312,787	306,428
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	65,225	65,200
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	35,676	35,664
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	31,739	31,728
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	23,862	23,854
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	21,368	21,361
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,860	10,856
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,546	10,543
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,531	5,530
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,465	5,463
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,535	2,534
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	9,016	9,014
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	3,597,634	3,579,586
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	314,848	313,398
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	3,355	3,343
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	3,213	3,202
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,115	2,106
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,360	1,355
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	35,678	35,519
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	10,118	10,062
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	9,414	9,340
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	16,440	16,105
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	76,651	76,625
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	35,858	35,847
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	35,538	35,526
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	28,447	28,438
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,144	13,140
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	11,573	11,570
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	184,495	184,379
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	84,755	84,726
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	4,673	4,671
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	18,698	18,650
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	4,986	4,959
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	29,620	29,455
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	762,318	758,856
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	47,620	47,516
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	332,932	326,164
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	75,019	73,494
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	3,165	3,189
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	7,813	7,924
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	628,655	638,369
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	16,779,401	16,730,169
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	10,993,519	10,954,392
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	2,251,839	2,280,779
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	8,751,791	8,726,112
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,747,509	5,727,053
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,217,153	5,216,518
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	6,825	6,929
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	6,150,655	6,132,608
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	1,541,804	1,561,640
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	603,752	609,918
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	272,510	276,213
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	27,731	28,131
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	118,145	119,976
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	31,267	31,748
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	30,627	31,086
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	2,303,173	2,310,090
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	3,849,176	3,898,166
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	563,628	570,804
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	55,601	56,462
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	46,877	47,598
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	33,737	34,237
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	21,991	22,316
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	884,116	886,219
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	58,629	59,307
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	992,250	1,005,804
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	16,192	16,427
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	9,672	9,820
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	44,488	45,175
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	12,661	12,857
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	23,437	23,802
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	17,424	17,693
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	46,513	47,195
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	21,812	22,152
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	9,816	9,968
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	52,518	53,271
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	18,163	18,429
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	12,614	12,799
Fannie Mae Mortgage pass-thru certificates 5.309% 8/1/2041 (b)	455,822	460,106
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	1,977,806	1,988,473
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	965,564	998,003
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	304,250	314,472
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2048	1,595,927	1,649,544
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	2,587,962	2,625,777
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2049	966,969	998,247
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2056	18,560,314	18,964,916
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	354,009	365,460
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	82,376	85,040
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	62,612	64,520
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	404,921	407,389
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2048	400,105	411,621
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	359,322	370,271
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	5,972,595	6,072,930
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	5,507,549	5,615,132
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	5,262,722	5,352,365
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	8,661,251	8,800,664
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2048	238,824	245,579
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	18,869,113	19,237,697
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	7,688,256	7,850,449
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.563% 5/1/2034 (b)(c)	23,726	24,145
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 5.373% 9/1/2033 (b)(c)	59,540	60,453
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 5.755% 1/1/2035 (b)(c)	3,885	3,978
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 5.76% 2/1/2033 (b)(c)	67	68
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.704% 12/1/2034 (b)(c)	10,895	11,154
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.785% 3/1/2035 (b)(c)	9,202	9,433
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.941% 10/1/2033 (b)(c)	1,412	1,443
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.744% 7/1/2035 (b)(c)	2,029	2,083
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.365% 9/1/2035 (b)(c)	3,711	3,847
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 2.5%, 6.625% 3/1/2036 (b)(c)	39,306	41,134
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	7,463	7,775
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	1,322	1,375
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2037	1,088,339	1,135,679
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	334,180	349,396
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	337,786	353,694
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	26,710	27,965
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	441,284	455,682
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	176,814	182,707
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	10,640,163	11,032,208
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	8,220,985	8,516,187
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	8,206,592	8,473,426
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	170,113	176,463
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	55,116	57,287
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	8,716	8,880
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	8,242	8,595
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	7,501	7,822
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	5,299	5,531
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,661	1,727
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,257	1,302
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	834	870
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	634	661
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	299	313
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	328,910	343,414
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	94,876	99,256
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	3,735,680	3,888,013
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	11,439,199	11,863,367
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	503,661	522,293
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	42,500	44,211
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	42,167	43,433
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	18,845	19,569
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	2,430	2,537
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,783	1,861
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	761	793
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	670	699
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	22,217	23,295
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	1,067	1,117
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	985	1,032
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	7,391,721	7,663,497
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,750,020	2,851,992
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,072,779	1,113,228
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	56,470	59,243
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	1,045	1,093
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	651	680
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	11,166,390	11,552,525
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,720,511	1,788,206
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	147,550	153,021
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	143,775	148,978
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	143,181	148,491
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2035	590	611
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	142,453	147,583
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	44,976	46,891
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	121,207	126,959
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	34,139	35,491
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	4,009	4,199
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	6,672,786	6,833,155
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	14,214,877	14,737,525
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	46,069	48,214
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	2,296	2,373
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	2,596	2,704
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	706	738
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	8,744	9,126
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	440,635	461,077
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	19,819,834	20,283,782
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	8,928,915	9,240,468
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	42,295	43,901
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	5,942	6,197
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	3,375	3,510
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	167	174
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	86	89
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	151,511	157,892
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (d)	11,314,321	11,709,108
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	20,931,815	21,421,793
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	5,099,020	5,293,272
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	362,999	376,828
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	56,965	59,304
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	8,404	8,736
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	8,269	8,605
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,110	1,155
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	498	518
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	411	428
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	227	232
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	53,501	56,052
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	313,430	328,073
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	6,488,095	6,732,730
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	2,011,189	2,081,365
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	16,123,859	16,721,735
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	10,709,022	10,959,702
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	5,731,930	5,948,053
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	18,437,079	18,887,517
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	4,028,122	4,161,121
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	338,321	350,792
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	160,476	166,244
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	14,664	15,250
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	5,621	5,843
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	3,891	4,046
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,844	1,919
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	290	302
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	172	179
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	717,351	742,656
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2038	179	187
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	23,953,419	24,499,157
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	8,631,044	8,961,874
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	5,377,435	5,561,598
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	6,992	7,135
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	76,214	79,367
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	9,375	9,744
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	2,764	2,885
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,467	1,529
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,191	1,239
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	156	161
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	25,574	26,770
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	29,379	30,816
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	27,037,553	27,653,557
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	106,440	110,727
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	588	620
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	479	501
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	2,522,267	2,659,196
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	10,354	10,920
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	2,947	3,057
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	28,962	30,137
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	1,509	1,594
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	6,143,125	6,467,024
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	2,163,771	2,276,302
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	528	555
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	3,192	3,368
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	10,346,192	10,874,724
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	3,683,221	3,826,201
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	4,412,780	4,648,204
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	1,111	1,176
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	1,670	1,742
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	10,066,413	10,597,168
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	5,789,823	6,013,674
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	4,623,949	4,866,303
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	3,348,734	3,529,483
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	8,968	9,303
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,119	2,198
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	3,510	3,658
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	727	766
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	24,014,362	25,273,025
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	6,701,776	6,960,886
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	2,924,899	3,071,575
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	4,202,916	4,432,397
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	6,025	6,355
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,300	1,371
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	26,752	27,826
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	20,962	21,793
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	4,638	4,832
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	4,141,941	4,357,349
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	6,145,730	6,481,769
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	4,663,584	4,924,411
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	437	461
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	7,211,330	7,581,973
Fannie Mae Mortgage pass-thru certificates 6.788% 2/1/2039 (b)	114,273	118,472
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	481	483
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	136	142
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	24	25
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	104	109
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	1,137	1,194
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	263	276
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	162	170
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2053	183,006	195,561
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	4,823,792	5,149,453
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	897,048	953,895
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	655,536	698,205
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	567,410	603,766
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2056	130,021	138,037
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	297	297
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	10	9
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	9,068	9,520
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	3,799	3,988
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	588	617
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	57	60
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	34	36
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	5,682	5,965
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	477	500
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	186	195
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	147	155
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	239	251
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	442	467
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	325	341
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	229,317	244,637
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	197,848	210,414
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	110,018	115,836
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	479	503
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	237	248
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	129	135
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	128	135
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	90	94
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	81	85
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	1,289	1,354
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2031	8,813	9,253
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	84,172	89,319
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	308,538	324,889
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	178,314	190,227
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	147,437	156,112
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	124,498	131,396
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	116,746	123,854
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	112,589	118,671
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	110,239	116,050
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	213	214
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	1,148	1,205
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	600	630
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	280	294
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	3,523,059	3,766,961
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	60,057	63,778
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	175,878	186,392
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	169,019	179,352
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	124,146	130,708
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	112,915	120,278
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	23	23
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	2,920	3,065
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	552	580
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	121	127
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	4,248	4,460
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	622	653
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	35	36
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	320	335
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	2,063	2,177
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2053	152,147	162,276
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	179,998	190,814
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	82,802	88,118
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2027	43	43
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	26	27
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2029	181	190
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	8,573	9,000
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	507	532
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	248	261
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	98	103
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2053	54,579	58,324
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2054	132,962	141,087
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2055	110,679	117,814
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	70	73
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	248	260
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	687	723
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	467	492
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	41	43
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2053	124,352	132,631
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	96,800	102,774
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2055	405,043	428,945
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2027	14	13
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	5,367	5,635
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	145	152
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	11,322	11,887
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	375	394
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	347	365
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	75	79
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2053	53,863	57,335
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	2,123	2,229
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	10	10
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	1,389	1,458
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	7,805	8,211
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	3,048	3,200
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,591	1,670
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	707	745
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	386	406
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	10	9
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2027	4	3
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	2,253	2,366
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	27	27
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	567	595
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	167	175
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	12	12
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	436	458
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	163	171
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	1,016	1,070
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	1,008	1,058
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	227	239
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	111	116
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	3,875	4,140
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	347	347
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	10	9
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	722	727
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	237	249
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	271	285
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	160	160
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	86	90
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	749	787
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	95	100
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	13,123	13,813
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	3,298	3,470
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	95,771	101,930
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	216,045	228,923
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	156,528	166,887
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	151,097	160,167
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	120,194	128,534
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	620	621
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	5	4
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	379	398
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	8	7
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	610	640
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	486	510
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	316	332
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	2,684	2,818
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	90	95
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	2,071	2,174
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	3,295	3,460
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	297	311
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	145	152
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	73	73
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	2,685	2,829
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	90,013	95,661
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2055	116,713	123,002
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	417	418
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	7	6
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	788	800
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	779	788
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	567	576
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	275	280
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	241	245
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	141	144
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	84	86
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	68	69
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	23	23
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	11	10
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2030	434	451
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	8	7
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	263	268
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	59	60
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	56	57
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	7	6
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	33	34
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	8,172	8,402
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	2,452	2,551
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	303	314
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	777	787
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	204	206
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	178	180
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	90	90
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	38	39
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	38	39
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	30	30
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	178	180
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	156	162
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	50	51
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	16,981	17,725
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	748	763
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	252	257
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	182	185
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	351	358
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	193	198
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	1,159	1,216
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	225	227
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	194	196
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	133	136
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	43	44
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	2,374	2,467
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	994	1,029
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	54	56
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	493	517
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	935	944
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	211	216
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	273	276
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	330	336
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	763	771
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	51	52
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	49	49
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	532	541
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	81	83
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	542	559
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	69	69
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	253	256
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	42	43
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	1,112	1,139
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2029	2,645	2,738
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	118	119
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	114	115
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	33	34
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	1,534	1,580
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	136	139
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	98	99
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	28	28
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	105	108
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	9	8
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	5,047	5,224
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	3,167	3,280
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	2,353	2,444
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	2,150	2,222
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	1,608	1,669
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	1,268	1,312
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	1,136	1,180
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	743	767
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	265	269
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	146	149
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	78	78
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	42	43
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	10,828	11,022
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	281	294
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	77	77
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	544	553
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	54	55
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	834	864
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	664	690
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	404	418
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	65	67
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	57	59
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	21	21
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	7,818	8,371
Freddie Mac 7% 1/1/2055	116,143	123,548
Freddie Mac Gold Pool 1.5% 1/1/2036	7,100,889	6,417,846
Freddie Mac Gold Pool 1.5% 1/1/2051	1,121,181	869,737
Freddie Mac Gold Pool 1.5% 10/1/2035	9,560,485	8,652,802
Freddie Mac Gold Pool 1.5% 11/1/2035	8,269,877	7,474,388
Freddie Mac Gold Pool 1.5% 11/1/2035	7,975,010	7,207,885
Freddie Mac Gold Pool 1.5% 11/1/2050	700,089	545,051
Freddie Mac Gold Pool 1.5% 12/1/2035	15,470,072	13,981,989
Freddie Mac Gold Pool 1.5% 12/1/2040	919,165	782,364
Freddie Mac Gold Pool 1.5% 12/1/2050	467,832	364,228
Freddie Mac Gold Pool 1.5% 12/1/2050	105,576	82,295
Freddie Mac Gold Pool 1.5% 2/1/2041	1,592,967	1,353,705
Freddie Mac Gold Pool 1.5% 2/1/2051	31,076,212	23,990,304
Freddie Mac Gold Pool 1.5% 3/1/2041	1,611,100	1,368,066
Freddie Mac Gold Pool 1.5% 3/1/2051	9,057,100	6,977,775
Freddie Mac Gold Pool 1.5% 3/1/2051	178,509	139,144
Freddie Mac Gold Pool 1.5% 4/1/2041	1,648,936	1,398,041
Freddie Mac Gold Pool 1.5% 6/1/2051	438,726	341,980
Freddie Mac Gold Pool 1.5% 7/1/2035	9,805,930	8,874,945
Freddie Mac Gold Pool 1.5% 8/1/2035	6,703,869	6,067,396
Freddie Mac Gold Pool 2% 1/1/2051	2,067,618	1,681,934
Freddie Mac Gold Pool 2% 1/1/2051	1,003,490	816,304
Freddie Mac Gold Pool 2% 1/1/2051	475,073	388,385
Freddie Mac Gold Pool 2% 1/1/2051	334,745	273,663
Freddie Mac Gold Pool 2% 10/1/2041	8,732,642	7,611,400
Freddie Mac Gold Pool 2% 10/1/2051	27,908,373	22,798,409
Freddie Mac Gold Pool 2% 10/1/2051	3,677,411	3,014,427
Freddie Mac Gold Pool 2% 10/1/2051	1,351,513	1,106,165
Freddie Mac Gold Pool 2% 11/1/2041	5,375,232	4,682,956
Freddie Mac Gold Pool 2% 11/1/2050	17,564,079	14,298,734
Freddie Mac Gold Pool 2% 11/1/2050	17,664	14,424
Freddie Mac Gold Pool 2% 11/1/2051	24,318,448	19,865,791
Freddie Mac Gold Pool 2% 11/1/2051	15,340,799	12,517,549
Freddie Mac Gold Pool 2% 11/1/2051	1,813,892	1,484,606
Freddie Mac Gold Pool 2% 11/1/2051	1,125,012	920,782
Freddie Mac Gold Pool 2% 2/1/2041	2,837,487	2,489,736
Freddie Mac Gold Pool 2% 2/1/2042	1,012,680	880,645
Freddie Mac Gold Pool 2% 2/1/2051	3,603,875	2,931,625
Freddie Mac Gold Pool 2% 2/1/2052	36,913,192	30,177,535
Freddie Mac Gold Pool 2% 3/1/2041	1,744,933	1,537,315
Freddie Mac Gold Pool 2% 3/1/2051	6,017,630	4,887,607
Freddie Mac Gold Pool 2% 3/1/2051	358,373	291,747
Freddie Mac Gold Pool 2% 5/1/2041	2,665,940	2,333,882
Freddie Mac Gold Pool 2% 5/1/2051	78,767,146	64,615,809
Freddie Mac Gold Pool 2% 5/1/2051	6,031,704	4,899,038
Freddie Mac Gold Pool 2% 5/1/2051	539,846	439,820
Freddie Mac Gold Pool 2% 6/1/2041	4,453,046	3,895,647
Freddie Mac Gold Pool 2% 6/1/2050	89,492,365	72,910,736
Freddie Mac Gold Pool 2% 6/1/2050	19,252,140	15,787,277
Freddie Mac Gold Pool 2% 7/1/2041	21,019,265	18,407,722
Freddie Mac Gold Pool 2% 7/1/2041	16,347	14,290
Freddie Mac Gold Pool 2% 7/1/2051	1,682,213	1,366,318
Freddie Mac Gold Pool 2% 7/1/2051	480,073	389,923
Freddie Mac Gold Pool 2% 8/1/2050	652,702	534,213
Freddie Mac Gold Pool 2% 8/1/2051	1,202,057	978,582
Freddie Mac Gold Pool 2% 9/1/2050	49,847,693	40,580,488
Freddie Mac Gold Pool 2.5% 1/1/2031	47,423	45,989
Freddie Mac Gold Pool 2.5% 1/1/2033	45,733	43,887
Freddie Mac Gold Pool 2.5% 1/1/2042	8,888,423	7,961,349
Freddie Mac Gold Pool 2.5% 1/1/2052	5,264,734	4,500,151
Freddie Mac Gold Pool 2.5% 10/1/2029	309,257	302,396
Freddie Mac Gold Pool 2.5% 10/1/2031	264,197	255,701
Freddie Mac Gold Pool 2.5% 10/1/2041	4,301,121	3,857,723
Freddie Mac Gold Pool 2.5% 10/1/2050	35,522,010	30,596,354
Freddie Mac Gold Pool 2.5% 11/1/2031	1,542,513	1,487,811
Freddie Mac Gold Pool 2.5% 11/1/2031	248,994	240,159
Freddie Mac Gold Pool 2.5% 11/1/2032	54,795	52,573
Freddie Mac Gold Pool 2.5% 11/1/2041	6,012,535	5,414,758
Freddie Mac Gold Pool 2.5% 11/1/2041	1,605,023	1,442,628
Freddie Mac Gold Pool 2.5% 11/1/2041	799,555	719,888
Freddie Mac Gold Pool 2.5% 11/1/2050	75,386,999	64,674,325
Freddie Mac Gold Pool 2.5% 11/1/2051	2,289,739	1,965,793
Freddie Mac Gold Pool 2.5% 12/1/2031	1,727,475	1,666,248
Freddie Mac Gold Pool 2.5% 12/1/2031	31,070	29,954
Freddie Mac Gold Pool 2.5% 12/1/2032	20,144	19,318
Freddie Mac Gold Pool 2.5% 12/1/2051	12,545,347	10,680,294
Freddie Mac Gold Pool 2.5% 12/1/2051	1,268,329	1,087,700
Freddie Mac Gold Pool 2.5% 2/1/2032	25,574	24,644
Freddie Mac Gold Pool 2.5% 2/1/2033	22,320	21,395
Freddie Mac Gold Pool 2.5% 2/1/2042	1,126,244	1,016,119
Freddie Mac Gold Pool 2.5% 2/1/2051	25,254,311	21,728,748
Freddie Mac Gold Pool 2.5% 3/1/2051	4,961,978	4,232,059
Freddie Mac Gold Pool 2.5% 4/1/2033	349,857	335,361
Freddie Mac Gold Pool 2.5% 4/1/2033	164,292	157,261
Freddie Mac Gold Pool 2.5% 4/1/2042	1,105,233	990,523
Freddie Mac Gold Pool 2.5% 4/1/2052	2,524,537	2,165,005
Freddie Mac Gold Pool 2.5% 5/1/2030	19,767	19,256
Freddie Mac Gold Pool 2.5% 5/1/2041	3,327,445	2,997,674
Freddie Mac Gold Pool 2.5% 5/1/2041	2,373,083	2,154,115
Freddie Mac Gold Pool 2.5% 5/1/2051	21,634,923	18,574,071
Freddie Mac Gold Pool 2.5% 5/1/2051	2,398,284	2,058,981
Freddie Mac Gold Pool 2.5% 6/1/2030	22,899	22,282
Freddie Mac Gold Pool 2.5% 6/1/2031	419,030	405,744
Freddie Mac Gold Pool 2.5% 6/1/2031	163,483	158,533
Freddie Mac Gold Pool 2.5% 6/1/2041	1,323,952	1,190,090
Freddie Mac Gold Pool 2.5% 7/1/2031	713,415	690,803
Freddie Mac Gold Pool 2.5% 7/1/2032	2,013,343	1,936,572
Freddie Mac Gold Pool 2.5% 7/1/2033	606,571	580,343
Freddie Mac Gold Pool 2.5% 8/1/2031	1,207,445	1,168,606
Freddie Mac Gold Pool 2.5% 8/1/2041	6,930,007	6,222,000
Freddie Mac Gold Pool 2.5% 8/1/2041	656,934	590,813
Freddie Mac Gold Pool 2.5% 8/1/2050	6,736,117	5,802,054
Freddie Mac Gold Pool 2.5% 9/1/2032	276,949	266,085
Freddie Mac Gold Pool 2.5% 9/1/2032	185,324	179,924
Freddie Mac Gold Pool 2.5% 9/1/2041	1,426,279	1,287,999
Freddie Mac Gold Pool 3% 1/1/2033	479,475	465,733
Freddie Mac Gold Pool 3% 1/1/2034	134,380	130,443
Freddie Mac Gold Pool 3% 1/1/2043	143,266	131,217
Freddie Mac Gold Pool 3% 1/1/2043	119,175	109,888
Freddie Mac Gold Pool 3% 1/1/2052	4,449,787	3,938,614
Freddie Mac Gold Pool 3% 1/1/2052	1,440,062	1,274,634
Freddie Mac Gold Pool 3% 1/1/2052	220,175	194,882
Freddie Mac Gold Pool 3% 10/1/2042	46,965	43,209
Freddie Mac Gold Pool 3% 10/1/2045	11,928	10,806
Freddie Mac Gold Pool 3% 10/1/2049	4,228,359	3,767,729
Freddie Mac Gold Pool 3% 10/1/2049	122,851	109,468
Freddie Mac Gold Pool 3% 10/1/2051	13,317,110	11,849,721
Freddie Mac Gold Pool 3% 11/1/2042	119,998	110,773
Freddie Mac Gold Pool 3% 11/1/2042	48,526	44,915
Freddie Mac Gold Pool 3% 11/1/2045	717,227	649,169
Freddie Mac Gold Pool 3% 11/1/2045	240,483	217,810
Freddie Mac Gold Pool 3% 11/1/2049	8,473,754	7,595,655
Freddie Mac Gold Pool 3% 11/1/2049	253,636	226,006
Freddie Mac Gold Pool 3% 11/1/2050	925,872	822,116
Freddie Mac Gold Pool 3% 11/1/2051	2,128,186	1,886,369
Freddie Mac Gold Pool 3% 12/1/2030	316,291	309,579
Freddie Mac Gold Pool 3% 12/1/2032	429,349	419,260
Freddie Mac Gold Pool 3% 12/1/2032	81,438	79,319
Freddie Mac Gold Pool 3% 12/1/2042	2,049,090	1,890,522
Freddie Mac Gold Pool 3% 12/1/2042	183,049	168,918
Freddie Mac Gold Pool 3% 12/1/2042	67,936	62,623
Freddie Mac Gold Pool 3% 12/1/2045	387,899	351,490
Freddie Mac Gold Pool 3% 12/1/2046	4,540,799	4,100,762
Freddie Mac Gold Pool 3% 12/1/2049	437,551	389,885
Freddie Mac Gold Pool 3% 12/1/2049	5,442	4,850
Freddie Mac Gold Pool 3% 12/1/2050	7,508,883	6,667,413
Freddie Mac Gold Pool 3% 2/1/2033	301,054	295,018
Freddie Mac Gold Pool 3% 2/1/2034	16,705	16,176
Freddie Mac Gold Pool 3% 2/1/2037	590,202	561,569
Freddie Mac Gold Pool 3% 2/1/2037	31,152	29,660
Freddie Mac Gold Pool 3% 2/1/2043	654,335	605,031
Freddie Mac Gold Pool 3% 2/1/2043	142,315	131,726
Freddie Mac Gold Pool 3% 2/1/2043	106,393	98,047
Freddie Mac Gold Pool 3% 2/1/2043	103,122	94,920
Freddie Mac Gold Pool 3% 2/1/2043	69,124	63,800
Freddie Mac Gold Pool 3% 2/1/2043	68,891	63,356
Freddie Mac Gold Pool 3% 2/1/2050	9,588,377	8,579,793
Freddie Mac Gold Pool 3% 2/1/2052	761,259	674,285
Freddie Mac Gold Pool 3% 3/1/2033	100,804	98,034
Freddie Mac Gold Pool 3% 3/1/2043	71,755	66,161
Freddie Mac Gold Pool 3% 3/1/2045	26,730	24,228
Freddie Mac Gold Pool 3% 3/1/2050	7,640,781	6,808,408
Freddie Mac Gold Pool 3% 3/1/2051	34,822	30,974
Freddie Mac Gold Pool 3% 3/1/2052	2,256,386	1,997,182
Freddie Mac Gold Pool 3% 4/1/2032	49,139	48,056
Freddie Mac Gold Pool 3% 4/1/2032	16,304	15,935
Freddie Mac Gold Pool 3% 4/1/2034	1,051,767	1,020,582
Freddie Mac Gold Pool 3% 4/1/2043	29,936	27,618
Freddie Mac Gold Pool 3% 4/1/2045	170,592	155,668
Freddie Mac Gold Pool 3% 4/1/2045	13,952	12,638
Freddie Mac Gold Pool 3% 4/1/2046	260,784	235,757
Freddie Mac Gold Pool 3% 4/1/2046	236,377	213,692
Freddie Mac Gold Pool 3% 4/1/2050	13,810,405	12,357,713
Freddie Mac Gold Pool 3% 4/1/2050	7,692,485	6,854,479
Freddie Mac Gold Pool 3% 4/1/2050	8,593	7,644
Freddie Mac Gold Pool 3% 5/1/2045	98,092	89,193
Freddie Mac Gold Pool 3% 5/1/2045	97,579	88,717
Freddie Mac Gold Pool 3% 5/1/2045	56,022	51,006
Freddie Mac Gold Pool 3% 5/1/2045	33,190	30,176
Freddie Mac Gold Pool 3% 5/1/2046	4,199,362	3,796,350
Freddie Mac Gold Pool 3% 5/1/2046	642,182	580,552
Freddie Mac Gold Pool 3% 5/1/2051	2,008,735	1,784,257
Freddie Mac Gold Pool 3% 6/1/2031	370,166	362,231
Freddie Mac Gold Pool 3% 6/1/2031	143,853	140,859
Freddie Mac Gold Pool 3% 6/1/2031	85,671	83,808
Freddie Mac Gold Pool 3% 6/1/2031	47,161	46,232
Freddie Mac Gold Pool 3% 6/1/2031	45,000	43,995
Freddie Mac Gold Pool 3% 6/1/2031	34,752	33,966
Freddie Mac Gold Pool 3% 6/1/2031	30,218	29,622
Freddie Mac Gold Pool 3% 6/1/2045	675,271	615,012
Freddie Mac Gold Pool 3% 6/1/2045	235,380	215,213
Freddie Mac Gold Pool 3% 6/1/2045	92,736	84,780
Freddie Mac Gold Pool 3% 6/1/2045	30,243	27,651
Freddie Mac Gold Pool 3% 6/1/2046	4,137,637	3,740,549
Freddie Mac Gold Pool 3% 6/1/2050	14,109,820	12,643,271
Freddie Mac Gold Pool 3% 6/1/2050	26,328	23,394
Freddie Mac Gold Pool 3% 6/1/2052	7,242,773	6,410,754
Freddie Mac Gold Pool 3% 7/1/2032	79,748	77,801
Freddie Mac Gold Pool 3% 7/1/2043	2,996,906	2,760,081
Freddie Mac Gold Pool 3% 7/1/2043	749,671	689,454
Freddie Mac Gold Pool 3% 7/1/2045	206,680	188,253
Freddie Mac Gold Pool 3% 7/1/2045	165,183	149,953
Freddie Mac Gold Pool 3% 7/1/2045	71,679	66,568
Freddie Mac Gold Pool 3% 7/1/2045	73,121	66,304
Freddie Mac Gold Pool 3% 7/1/2045	28,338	25,909
Freddie Mac Gold Pool 3% 7/1/2051	647,066	573,543
Freddie Mac Gold Pool 3% 8/1/2032	108,734	106,081
Freddie Mac Gold Pool 3% 8/1/2032	63,113	61,572
Freddie Mac Gold Pool 3% 8/1/2042	26,835	24,820
Freddie Mac Gold Pool 3% 8/1/2042	20,689	19,064
Freddie Mac Gold Pool 3% 8/1/2045	175,896	159,887
Freddie Mac Gold Pool 3% 8/1/2045	114,280	103,911
Freddie Mac Gold Pool 3% 8/1/2045	105,347	96,349
Freddie Mac Gold Pool 3% 8/1/2045	72,518	66,526
Freddie Mac Gold Pool 3% 8/1/2045	38,683	35,370
Freddie Mac Gold Pool 3% 9/1/2049	61,107	54,889
Freddie Mac Gold Pool 3% 9/1/2051	1,885,040	1,672,618
Freddie Mac Gold Pool 3.5% 1/1/2043	17,589	16,528
Freddie Mac Gold Pool 3.5% 1/1/2044	3,363,348	3,183,471
Freddie Mac Gold Pool 3.5% 1/1/2044	1,689,814	1,595,463
Freddie Mac Gold Pool 3.5% 1/1/2045	221,363	209,272
Freddie Mac Gold Pool 3.5% 1/1/2046	522,623	487,616
Freddie Mac Gold Pool 3.5% 1/1/2046	137,165	128,265
Freddie Mac Gold Pool 3.5% 1/1/2048	24,268	22,703
Freddie Mac Gold Pool 3.5% 1/1/2052	414,969	381,982
Freddie Mac Gold Pool 3.5% 10/1/2034	2,346,244	2,295,751
Freddie Mac Gold Pool 3.5% 10/1/2040	199,807	189,469
Freddie Mac Gold Pool 3.5% 10/1/2042	378,267	357,713
Freddie Mac Gold Pool 3.5% 10/1/2042	53,808	50,804
Freddie Mac Gold Pool 3.5% 10/1/2047	97,937	91,682
Freddie Mac Gold Pool 3.5% 10/1/2050	332,739	307,225
Freddie Mac Gold Pool 3.5% 10/1/2051	8,324,844	7,670,889
Freddie Mac Gold Pool 3.5% 10/1/2051	2,754,583	2,550,250
Freddie Mac Gold Pool 3.5% 10/1/2051	941,068	862,732
Freddie Mac Gold Pool 3.5% 11/1/2033	4,415,890	4,298,119
Freddie Mac Gold Pool 3.5% 11/1/2040	416,162	395,592
Freddie Mac Gold Pool 3.5% 11/1/2045	53,858	50,435
Freddie Mac Gold Pool 3.5% 11/1/2047	718,446	672,560
Freddie Mac Gold Pool 3.5% 11/1/2047	576,194	538,609
Freddie Mac Gold Pool 3.5% 11/1/2047	215,361	200,505
Freddie Mac Gold Pool 3.5% 12/1/2029	9,691	9,631
Freddie Mac Gold Pool 3.5% 12/1/2033	557,693	547,159
Freddie Mac Gold Pool 3.5% 12/1/2040	399,958	380,084
Freddie Mac Gold Pool 3.5% 12/1/2046	445,291	415,271
Freddie Mac Gold Pool 3.5% 12/1/2047	165,512	154,838
Freddie Mac Gold Pool 3.5% 12/1/2051	1,407,727	1,296,264
Freddie Mac Gold Pool 3.5% 2/1/2030	22,889	22,716
Freddie Mac Gold Pool 3.5% 2/1/2034	6,453,874	6,333,524
Freddie Mac Gold Pool 3.5% 2/1/2034	3,430,155	3,327,150
Freddie Mac Gold Pool 3.5% 2/1/2043	4,555,389	4,301,610
Freddie Mac Gold Pool 3.5% 2/1/2043	666,107	631,220
Freddie Mac Gold Pool 3.5% 2/1/2043	250,364	237,930
Freddie Mac Gold Pool 3.5% 2/1/2045	36,319	34,267
Freddie Mac Gold Pool 3.5% 2/1/2046	7,146	6,666
Freddie Mac Gold Pool 3.5% 2/1/2051	510,074	470,165
Freddie Mac Gold Pool 3.5% 2/1/2052	3,488,507	3,221,010
Freddie Mac Gold Pool 3.5% 3/1/2032	3,319,503	3,268,978
Freddie Mac Gold Pool 3.5% 3/1/2045	1,144,639	1,072,474
Freddie Mac Gold Pool 3.5% 3/1/2045	313,475	294,389
Freddie Mac Gold Pool 3.5% 3/1/2045	247,100	231,950
Freddie Mac Gold Pool 3.5% 3/1/2045	100,234	94,823
Freddie Mac Gold Pool 3.5% 3/1/2046	2,400,927	2,249,815
Freddie Mac Gold Pool 3.5% 3/1/2046	21,100	19,688
Freddie Mac Gold Pool 3.5% 3/1/2050	8,533	7,826
Freddie Mac Gold Pool 3.5% 3/1/2052	14,694,850	13,563,463
Freddie Mac Gold Pool 3.5% 3/1/2052	8,116,471	7,488,777
Freddie Mac Gold Pool 3.5% 3/1/2052	7,636,997	7,041,849
Freddie Mac Gold Pool 3.5% 4/1/2040	493,402	469,502
Freddie Mac Gold Pool 3.5% 4/1/2042	5,459,554	5,191,290
Freddie Mac Gold Pool 3.5% 4/1/2042	139,080	131,859
Freddie Mac Gold Pool 3.5% 4/1/2043	914,713	863,400
Freddie Mac Gold Pool 3.5% 4/1/2043	396,234	374,010
Freddie Mac Gold Pool 3.5% 4/1/2043	297,300	281,028
Freddie Mac Gold Pool 3.5% 4/1/2043	26,805	25,186
Freddie Mac Gold Pool 3.5% 4/1/2046	1,503,854	1,406,698
Freddie Mac Gold Pool 3.5% 4/1/2046	1,502,576	1,401,746
Freddie Mac Gold Pool 3.5% 4/1/2046	71,182	66,583
Freddie Mac Gold Pool 3.5% 4/1/2047	4,989,024	4,614,263
Freddie Mac Gold Pool 3.5% 4/1/2050	17,186	15,884
Freddie Mac Gold Pool 3.5% 4/1/2052	5,311,818	4,932,729
Freddie Mac Gold Pool 3.5% 5/1/2030	47,336	46,950
Freddie Mac Gold Pool 3.5% 5/1/2030	23,520	23,328
Freddie Mac Gold Pool 3.5% 5/1/2030	12,287	12,192
Freddie Mac Gold Pool 3.5% 5/1/2034	649,885	636,605
Freddie Mac Gold Pool 3.5% 5/1/2038	481,069	464,476
Freddie Mac Gold Pool 3.5% 5/1/2040	916,635	872,581
Freddie Mac Gold Pool 3.5% 5/1/2040	135,566	129,005
Freddie Mac Gold Pool 3.5% 5/1/2045	3,350,738	3,134,549
Freddie Mac Gold Pool 3.5% 5/1/2045	149,179	139,615
Freddie Mac Gold Pool 3.5% 5/1/2045	75,206	70,501
Freddie Mac Gold Pool 3.5% 5/1/2045	33,346	31,612
Freddie Mac Gold Pool 3.5% 5/1/2046	11,592,432	10,851,516
Freddie Mac Gold Pool 3.5% 5/1/2046	26,031	24,316
Freddie Mac Gold Pool 3.5% 5/1/2046	7,018	6,564
Freddie Mac Gold Pool 3.5% 5/1/2047	3,309,851	3,061,225
Freddie Mac Gold Pool 3.5% 6/1/2030	25,969	25,757
Freddie Mac Gold Pool 3.5% 6/1/2030	14,720	14,576
Freddie Mac Gold Pool 3.5% 6/1/2032	5,599,561	5,511,035
Freddie Mac Gold Pool 3.5% 6/1/2040	832,842	794,043
Freddie Mac Gold Pool 3.5% 6/1/2045	4,406,904	4,133,506
Freddie Mac Gold Pool 3.5% 6/1/2045	3,998,909	3,744,880
Freddie Mac Gold Pool 3.5% 6/1/2045	661,837	621,227
Freddie Mac Gold Pool 3.5% 6/1/2045	239,353	224,657
Freddie Mac Gold Pool 3.5% 6/1/2045	48,595	45,622
Freddie Mac Gold Pool 3.5% 6/1/2050	6,735,748	6,225,568
Freddie Mac Gold Pool 3.5% 6/1/2051	549,809	507,306
Freddie Mac Gold Pool 3.5% 7/1/2032	727,079	715,734
Freddie Mac Gold Pool 3.5% 7/1/2040	79,466	75,500
Freddie Mac Gold Pool 3.5% 7/1/2042	2,856,500	2,699,786
Freddie Mac Gold Pool 3.5% 7/1/2046	144,056	134,389
Freddie Mac Gold Pool 3.5% 7/1/2046	36,330	33,983
Freddie Mac Gold Pool 3.5% 7/1/2047	1,730,450	1,621,012
Freddie Mac Gold Pool 3.5% 7/1/2051	21,277,350	19,632,513
Freddie Mac Gold Pool 3.5% 8/1/2034	1,098,547	1,075,641
Freddie Mac Gold Pool 3.5% 8/1/2040	534,489	508,714
Freddie Mac Gold Pool 3.5% 8/1/2042	181,965	172,067
Freddie Mac Gold Pool 3.5% 8/1/2045	4,491	4,196
Freddie Mac Gold Pool 3.5% 8/1/2046	14,003	13,138
Freddie Mac Gold Pool 3.5% 8/1/2047	2,679,680	2,508,537
Freddie Mac Gold Pool 3.5% 8/1/2047	318,031	297,719
Freddie Mac Gold Pool 3.5% 8/1/2047	202,128	189,219
Freddie Mac Gold Pool 3.5% 8/1/2051	3,779,994	3,500,777
Freddie Mac Gold Pool 3.5% 8/1/2051	656,435	605,280
Freddie Mac Gold Pool 3.5% 9/1/2040	363,143	346,386
Freddie Mac Gold Pool 3.5% 9/1/2042	6,317,514	5,964,380
Freddie Mac Gold Pool 3.5% 9/1/2042	3,554,635	3,354,223
Freddie Mac Gold Pool 3.5% 9/1/2042	21,498	20,295
Freddie Mac Gold Pool 3.5% 9/1/2046	10,020,977	9,376,011
Freddie Mac Gold Pool 3.5% 9/1/2046	1,184,410	1,104,560
Freddie Mac Gold Pool 3.5% 9/1/2047	53,911	50,468
Freddie Mac Gold Pool 3.5% 9/1/2047	44,306	41,477
Freddie Mac Gold Pool 3.5% 9/1/2051	2,709,096	2,497,977
Freddie Mac Gold Pool 4% 1/1/2036	3,766,447	3,729,680
Freddie Mac Gold Pool 4% 1/1/2039	114,487	112,404
Freddie Mac Gold Pool 4% 1/1/2041	1,348,017	1,316,153
Freddie Mac Gold Pool 4% 1/1/2041	65,074	63,685
Freddie Mac Gold Pool 4% 1/1/2041	16,506	16,105
Freddie Mac Gold Pool 4% 1/1/2042	466,898	454,856
Freddie Mac Gold Pool 4% 1/1/2043	35,239	34,155
Freddie Mac Gold Pool 4% 1/1/2044	105,643	101,859
Freddie Mac Gold Pool 4% 1/1/2044	81,342	78,583
Freddie Mac Gold Pool 4% 10/1/2040	21,103	20,594
Freddie Mac Gold Pool 4% 10/1/2041	1,567,759	1,528,287
Freddie Mac Gold Pool 4% 10/1/2041	152,852	149,065
Freddie Mac Gold Pool 4% 10/1/2041	129,222	126,002
Freddie Mac Gold Pool 4% 10/1/2042	53,846	52,328
Freddie Mac Gold Pool 4% 10/1/2042	26,203	25,684
Freddie Mac Gold Pool 4% 10/1/2042	18,547	17,928
Freddie Mac Gold Pool 4% 10/1/2043	263,914	254,854
Freddie Mac Gold Pool 4% 10/1/2043	88,199	85,046
Freddie Mac Gold Pool 4% 10/1/2043	37,850	36,509
Freddie Mac Gold Pool 4% 10/1/2043	34,816	33,821
Freddie Mac Gold Pool 4% 10/1/2044	186,860	179,933
Freddie Mac Gold Pool 4% 10/1/2045	69,424	67,063
Freddie Mac Gold Pool 4% 10/1/2052	2,766,195	2,639,266
Freddie Mac Gold Pool 4% 11/1/2041	596,800	581,078
Freddie Mac Gold Pool 4% 11/1/2041	17,571	17,264
Freddie Mac Gold Pool 4% 11/1/2041	7,748	7,556
Freddie Mac Gold Pool 4% 11/1/2042	2,999,725	2,925,307
Freddie Mac Gold Pool 4% 11/1/2042	1,842,622	1,795,793
Freddie Mac Gold Pool 4% 11/1/2042	231,188	224,729
Freddie Mac Gold Pool 4% 11/1/2042	201,687	195,709
Freddie Mac Gold Pool 4% 11/1/2042	124,750	121,265
Freddie Mac Gold Pool 4% 11/1/2042	69,078	66,983
Freddie Mac Gold Pool 4% 11/1/2042	6,400	6,318
Freddie Mac Gold Pool 4% 11/1/2043	5,522	5,367
Freddie Mac Gold Pool 4% 11/1/2047	1,438,990	1,375,076
Freddie Mac Gold Pool 4% 12/1/2040	67,591	66,000
Freddie Mac Gold Pool 4% 12/1/2040	33,010	32,275
Freddie Mac Gold Pool 4% 12/1/2040	12,910	12,609
Freddie Mac Gold Pool 4% 12/1/2040	5,359	5,235
Freddie Mac Gold Pool 4% 12/1/2042	101,268	98,203
Freddie Mac Gold Pool 4% 12/1/2042	56,095	54,751
Freddie Mac Gold Pool 4% 12/1/2045	18,151	17,466
Freddie Mac Gold Pool 4% 12/1/2047	2,284,666	2,183,191
Freddie Mac Gold Pool 4% 2/1/2041	1,276,604	1,245,650
Freddie Mac Gold Pool 4% 2/1/2041	1,161,905	1,134,660
Freddie Mac Gold Pool 4% 2/1/2041	355,689	346,804
Freddie Mac Gold Pool 4% 2/1/2042	478,308	465,726
Freddie Mac Gold Pool 4% 2/1/2042	192,274	187,611
Freddie Mac Gold Pool 4% 2/1/2043	188,419	182,828
Freddie Mac Gold Pool 4% 2/1/2043	144,305	139,479
Freddie Mac Gold Pool 4% 2/1/2043	113,494	109,628
Freddie Mac Gold Pool 4% 2/1/2043	62,299	60,189
Freddie Mac Gold Pool 4% 2/1/2044	113,618	109,782
Freddie Mac Gold Pool 4% 2/1/2044	58,234	56,511
Freddie Mac Gold Pool 4% 2/1/2044	56,777	54,707
Freddie Mac Gold Pool 4% 2/1/2045	2,258,740	2,179,617
Freddie Mac Gold Pool 4% 2/1/2046	546,988	527,763
Freddie Mac Gold Pool 4% 2/1/2046	22,430	21,669
Freddie Mac Gold Pool 4% 2/1/2046	12,174	11,946
Freddie Mac Gold Pool 4% 2/1/2048	1,484,774	1,420,219
Freddie Mac Gold Pool 4% 2/1/2048	160,458	153,682
Freddie Mac Gold Pool 4% 3/1/2042	205,357	199,566
Freddie Mac Gold Pool 4% 3/1/2042	200,668	195,570
Freddie Mac Gold Pool 4% 3/1/2042	19,520	18,935
Freddie Mac Gold Pool 4% 3/1/2043	59,472	57,972
Freddie Mac Gold Pool 4% 3/1/2043	38,114	36,833
Freddie Mac Gold Pool 4% 3/1/2044	125,560	121,102
Freddie Mac Gold Pool 4% 4/1/2040	2,395	2,357
Freddie Mac Gold Pool 4% 4/1/2042	1,247,464	1,212,464
Freddie Mac Gold Pool 4% 4/1/2042	959,283	934,842
Freddie Mac Gold Pool 4% 4/1/2042	37,031	35,919
Freddie Mac Gold Pool 4% 4/1/2042	36,224	35,139
Freddie Mac Gold Pool 4% 4/1/2042	32,761	32,023
Freddie Mac Gold Pool 4% 4/1/2042	26,072	25,473
Freddie Mac Gold Pool 4% 4/1/2043	3,110,104	3,024,796
Freddie Mac Gold Pool 4% 4/1/2043	100,296	97,438
Freddie Mac Gold Pool 4% 4/1/2043	34,747	34,052
Freddie Mac Gold Pool 4% 4/1/2046	780,009	749,265
Freddie Mac Gold Pool 4% 4/1/2046	163,001	156,576
Freddie Mac Gold Pool 4% 4/1/2048	516,868	494,396
Freddie Mac Gold Pool 4% 4/1/2048	439,627	420,238
Freddie Mac Gold Pool 4% 4/1/2048	238,742	228,213
Freddie Mac Gold Pool 4% 4/1/2048	89,273	85,336
Freddie Mac Gold Pool 4% 4/1/2048	26,372	25,209
Freddie Mac Gold Pool 4% 5/1/2042	152,263	148,664
Freddie Mac Gold Pool 4% 5/1/2043	123,313	119,153
Freddie Mac Gold Pool 4% 5/1/2043	42,738	41,248
Freddie Mac Gold Pool 4% 5/1/2043	41,765	40,321
Freddie Mac Gold Pool 4% 5/1/2043	38,644	37,305
Freddie Mac Gold Pool 4% 5/1/2043	12,710	12,300
Freddie Mac Gold Pool 4% 5/1/2045	748,490	729,790
Freddie Mac Gold Pool 4% 5/1/2045	197,672	190,035
Freddie Mac Gold Pool 4% 6/1/2038	59,113	58,130
Freddie Mac Gold Pool 4% 6/1/2038	43,926	43,196
Freddie Mac Gold Pool 4% 6/1/2041	49,360	48,055
Freddie Mac Gold Pool 4% 6/1/2041	7,411	7,336
Freddie Mac Gold Pool 4% 6/1/2043	113,346	110,535
Freddie Mac Gold Pool 4% 6/1/2043	64,052	61,854
Freddie Mac Gold Pool 4% 6/1/2044	44,796	43,460
Freddie Mac Gold Pool 4% 6/1/2045	129,930	125,177
Freddie Mac Gold Pool 4% 7/1/2041	205,319	199,947
Freddie Mac Gold Pool 4% 7/1/2042	1,932,277	1,876,505
Freddie Mac Gold Pool 4% 7/1/2043	242,677	234,510
Freddie Mac Gold Pool 4% 7/1/2043	200,197	194,360
Freddie Mac Gold Pool 4% 7/1/2043	110,643	107,413
Freddie Mac Gold Pool 4% 7/1/2043	69,967	67,542
Freddie Mac Gold Pool 4% 7/1/2043	61,877	59,707
Freddie Mac Gold Pool 4% 7/1/2043	52,380	50,546
Freddie Mac Gold Pool 4% 7/1/2043	23,107	22,308
Freddie Mac Gold Pool 4% 7/1/2044	143,469	139,982
Freddie Mac Gold Pool 4% 7/1/2044	95,429	92,033
Freddie Mac Gold Pool 4% 7/1/2044	94,419	90,970
Freddie Mac Gold Pool 4% 7/1/2044	24,183	23,293
Freddie Mac Gold Pool 4% 7/1/2045	321,647	309,702
Freddie Mac Gold Pool 4% 8/1/2038	300,379	295,382
Freddie Mac Gold Pool 4% 8/1/2038	223,707	219,985
Freddie Mac Gold Pool 4% 8/1/2043	116,857	112,884
Freddie Mac Gold Pool 4% 8/1/2043	94,747	92,390
Freddie Mac Gold Pool 4% 8/1/2043	69,411	67,750
Freddie Mac Gold Pool 4% 8/1/2043	34,271	33,275
Freddie Mac Gold Pool 4% 8/1/2043	21,088	20,351
Freddie Mac Gold Pool 4% 8/1/2044	29,133	28,359
Freddie Mac Gold Pool 4% 8/1/2044	28,118	27,119
Freddie Mac Gold Pool 4% 9/1/2040	33,381	32,593
Freddie Mac Gold Pool 4% 9/1/2041	272,515	265,765
Freddie Mac Gold Pool 4% 9/1/2041	265,826	259,235
Freddie Mac Gold Pool 4% 9/1/2041	144,508	141,190
Freddie Mac Gold Pool 4% 9/1/2041	37,222	36,408
Freddie Mac Gold Pool 4% 9/1/2042	780,116	759,505
Freddie Mac Gold Pool 4% 9/1/2042	146,331	142,889
Freddie Mac Gold Pool 4% 9/1/2043	187,873	182,220
Freddie Mac Gold Pool 4% 9/1/2043	176,202	170,788
Freddie Mac Gold Pool 4% 9/1/2043	168,301	163,244
Freddie Mac Gold Pool 4% 9/1/2043	148,238	143,173
Freddie Mac Gold Pool 4% 9/1/2043	145,371	140,278
Freddie Mac Gold Pool 4% 9/1/2043	101,399	98,357
Freddie Mac Gold Pool 4% 9/1/2043	51,155	49,332
Freddie Mac Gold Pool 4% 9/1/2043	4,193	4,142
Freddie Mac Gold Pool 4% 9/1/2044	106,683	103,026
Freddie Mac Gold Pool 4.5% 1/1/2040	42,913	42,814
Freddie Mac Gold Pool 4.5% 1/1/2041	622,785	620,901
Freddie Mac Gold Pool 4.5% 1/1/2041	67,012	66,853
Freddie Mac Gold Pool 4.5% 1/1/2041	37,854	37,740
Freddie Mac Gold Pool 4.5% 1/1/2042	1,342,955	1,338,569
Freddie Mac Gold Pool 4.5% 1/1/2045	50,731	50,125
Freddie Mac Gold Pool 4.5% 1/1/2047	116,784	114,878
Freddie Mac Gold Pool 4.5% 10/1/2039	265,035	264,367
Freddie Mac Gold Pool 4.5% 10/1/2039	63,982	63,789
Freddie Mac Gold Pool 4.5% 10/1/2039	25,046	24,986
Freddie Mac Gold Pool 4.5% 10/1/2040	127,252	126,808
Freddie Mac Gold Pool 4.5% 10/1/2040	112,984	112,551
Freddie Mac Gold Pool 4.5% 10/1/2041	619,669	617,260
Freddie Mac Gold Pool 4.5% 10/1/2043	75,379	74,832
Freddie Mac Gold Pool 4.5% 10/1/2048	1,078,893	1,061,623
Freddie Mac Gold Pool 4.5% 10/1/2048	413,393	403,933
Freddie Mac Gold Pool 4.5% 11/1/2031	7,843	7,853
Freddie Mac Gold Pool 4.5% 11/1/2039	2,059	2,054
Freddie Mac Gold Pool 4.5% 11/1/2040	32,021	31,917
Freddie Mac Gold Pool 4.5% 11/1/2040	5,986	5,968
Freddie Mac Gold Pool 4.5% 11/1/2044	394,749	391,577
Freddie Mac Gold Pool 4.5% 11/1/2044	14,800	14,695
Freddie Mac Gold Pool 4.5% 12/1/2039	1,061	1,058
Freddie Mac Gold Pool 4.5% 12/1/2040	48,219	48,038
Freddie Mac Gold Pool 4.5% 12/1/2040	41,928	41,765
Freddie Mac Gold Pool 4.5% 12/1/2040	2,664	2,654
Freddie Mac Gold Pool 4.5% 12/1/2044	89,646	88,912
Freddie Mac Gold Pool 4.5% 12/1/2044	15,012	14,905
Freddie Mac Gold Pool 4.5% 12/1/2045	366,287	365,444
Freddie Mac Gold Pool 4.5% 12/1/2046	118,598	116,662
Freddie Mac Gold Pool 4.5% 12/1/2048	2,297,200	2,251,095
Freddie Mac Gold Pool 4.5% 2/1/2037	2,961	2,962
Freddie Mac Gold Pool 4.5% 2/1/2040	8,205	8,185
Freddie Mac Gold Pool 4.5% 2/1/2041	194,789	194,190
Freddie Mac Gold Pool 4.5% 2/1/2041	136,923	136,471
Freddie Mac Gold Pool 4.5% 2/1/2041	128,723	128,305
Freddie Mac Gold Pool 4.5% 2/1/2041	98,689	98,407
Freddie Mac Gold Pool 4.5% 2/1/2041	94,446	94,039
Freddie Mac Gold Pool 4.5% 2/1/2041	83,991	83,790
Freddie Mac Gold Pool 4.5% 2/1/2041	58,979	58,745
Freddie Mac Gold Pool 4.5% 2/1/2041	55,093	54,867
Freddie Mac Gold Pool 4.5% 2/1/2041	10,351	10,337
Freddie Mac Gold Pool 4.5% 2/1/2044	36,511	36,282
Freddie Mac Gold Pool 4.5% 2/1/2047	490,932	482,153
Freddie Mac Gold Pool 4.5% 3/1/2041	744,203	741,646
Freddie Mac Gold Pool 4.5% 3/1/2041	540,580	538,786
Freddie Mac Gold Pool 4.5% 3/1/2041	118,072	117,633
Freddie Mac Gold Pool 4.5% 3/1/2041	75,205	74,944
Freddie Mac Gold Pool 4.5% 3/1/2041	53,948	53,788
Freddie Mac Gold Pool 4.5% 3/1/2041	14,246	14,199
Freddie Mac Gold Pool 4.5% 3/1/2042	5,151	5,135
Freddie Mac Gold Pool 4.5% 3/1/2044	28,267	28,063
Freddie Mac Gold Pool 4.5% 4/1/2041	1,229,892	1,225,722
Freddie Mac Gold Pool 4.5% 4/1/2041	1,003,507	1,000,048
Freddie Mac Gold Pool 4.5% 4/1/2041	128,386	127,825
Freddie Mac Gold Pool 4.5% 4/1/2041	125,010	124,534
Freddie Mac Gold Pool 4.5% 4/1/2041	7,864	7,830
Freddie Mac Gold Pool 4.5% 4/1/2041	2,626	2,617
Freddie Mac Gold Pool 4.5% 4/1/2048	314,181	307,303
Freddie Mac Gold Pool 4.5% 5/1/2035	21,961	21,972
Freddie Mac Gold Pool 4.5% 5/1/2039	311,864	311,480
Freddie Mac Gold Pool 4.5% 5/1/2040	6,573	6,555
Freddie Mac Gold Pool 4.5% 5/1/2040	3,958	3,954
Freddie Mac Gold Pool 4.5% 5/1/2041	134,377	133,785
Freddie Mac Gold Pool 4.5% 5/1/2041	89,739	89,425
Freddie Mac Gold Pool 4.5% 5/1/2041	29,673	29,573
Freddie Mac Gold Pool 4.5% 5/1/2045	421,646	416,610
Freddie Mac Gold Pool 4.5% 5/1/2047	1,367,714	1,343,256
Freddie Mac Gold Pool 4.5% 5/1/2047	1,006,529	988,530
Freddie Mac Gold Pool 4.5% 5/1/2047	471,372	462,943
Freddie Mac Gold Pool 4.5% 6/1/2038	26,681	26,695
Freddie Mac Gold Pool 4.5% 6/1/2039	8,836	8,812
Freddie Mac Gold Pool 4.5% 6/1/2040	14,140	14,103
Freddie Mac Gold Pool 4.5% 6/1/2041	123,168	122,880
Freddie Mac Gold Pool 4.5% 6/1/2041	95,739	95,348
Freddie Mac Gold Pool 4.5% 6/1/2041	60,129	59,897
Freddie Mac Gold Pool 4.5% 6/1/2041	50,536	50,405
Freddie Mac Gold Pool 4.5% 6/1/2041	40,867	40,830
Freddie Mac Gold Pool 4.5% 6/1/2041	22,499	22,413
Freddie Mac Gold Pool 4.5% 6/1/2041	5,791	5,769
Freddie Mac Gold Pool 4.5% 6/1/2047	1,962,236	1,927,146
Freddie Mac Gold Pool 4.5% 6/1/2047	270,089	265,428
Freddie Mac Gold Pool 4.5% 7/1/2040	98,812	98,565
Freddie Mac Gold Pool 4.5% 7/1/2040	43,964	43,812
Freddie Mac Gold Pool 4.5% 7/1/2040	37,909	37,791
Freddie Mac Gold Pool 4.5% 7/1/2040	1,647	1,642
Freddie Mac Gold Pool 4.5% 7/1/2041	26,664	26,573
Freddie Mac Gold Pool 4.5% 7/1/2044	8,620	8,555
Freddie Mac Gold Pool 4.5% 7/1/2047	831,812	816,417
Freddie Mac Gold Pool 4.5% 7/1/2047	488,236	481,031
Freddie Mac Gold Pool 4.5% 7/1/2047	216,736	212,928
Freddie Mac Gold Pool 4.5% 8/1/2033	9,940	9,949
Freddie Mac Gold Pool 4.5% 8/1/2035	2,642	2,644
Freddie Mac Gold Pool 4.5% 8/1/2035	323	323
Freddie Mac Gold Pool 4.5% 8/1/2039	1,625	1,621
Freddie Mac Gold Pool 4.5% 8/1/2040	33,723	33,618
Freddie Mac Gold Pool 4.5% 8/1/2040	20,095	20,029
Freddie Mac Gold Pool 4.5% 8/1/2040	5,217	5,200
Freddie Mac Gold Pool 4.5% 8/1/2040	3,174	3,164
Freddie Mac Gold Pool 4.5% 8/1/2041	438,222	436,752
Freddie Mac Gold Pool 4.5% 8/1/2041	36,972	36,863
Freddie Mac Gold Pool 4.5% 8/1/2041	35,312	35,165
Freddie Mac Gold Pool 4.5% 8/1/2041	34,909	34,795
Freddie Mac Gold Pool 4.5% 9/1/2039	126,533	126,479
Freddie Mac Gold Pool 4.5% 9/1/2039	1,958	1,953
Freddie Mac Gold Pool 4.5% 9/1/2039	375	375
Freddie Mac Gold Pool 4.5% 9/1/2040	62,513	62,319
Freddie Mac Gold Pool 4.5% 9/1/2041	773,597	770,851
Freddie Mac Gold Pool 4.5% 9/1/2041	601,703	599,709
Freddie Mac Gold Pool 4.5% 9/1/2041	574,897	573,291
Freddie Mac Gold Pool 4.5% 9/1/2041	47,141	46,992
Freddie Mac Gold Pool 4.5% 9/1/2041	29,502	29,402
Freddie Mac Gold Pool 5% 1/1/2035	230,694	233,948
Freddie Mac Gold Pool 5% 1/1/2037	10,460	10,622
Freddie Mac Gold Pool 5% 1/1/2040	155,573	158,151
Freddie Mac Gold Pool 5% 1/1/2041	21,255	21,615
Freddie Mac Gold Pool 5% 1/1/2053	7,225,914	7,200,197
Freddie Mac Gold Pool 5% 10/1/2033	27,280	27,665
Freddie Mac Gold Pool 5% 10/1/2033	19,786	20,057
Freddie Mac Gold Pool 5% 10/1/2033	849	861
Freddie Mac Gold Pool 5% 10/1/2033	264	268
Freddie Mac Gold Pool 5% 10/1/2052	14,091,143	14,049,798
Freddie Mac Gold Pool 5% 11/1/2034	95	95
Freddie Mac Gold Pool 5% 11/1/2035	16,200	16,454
Freddie Mac Gold Pool 5% 11/1/2037	1,274	1,294
Freddie Mac Gold Pool 5% 11/1/2040	15,094	15,347
Freddie Mac Gold Pool 5% 11/1/2052	16,206,226	16,158,675
Freddie Mac Gold Pool 5% 11/1/2052	3,166,159	3,165,774
Freddie Mac Gold Pool 5% 12/1/2033	12,362	12,540
Freddie Mac Gold Pool 5% 12/1/2033	11,277	11,437
Freddie Mac Gold Pool 5% 12/1/2033	3,228	3,272
Freddie Mac Gold Pool 5% 12/1/2034	1,625	1,650
Freddie Mac Gold Pool 5% 12/1/2035	43,423	44,111
Freddie Mac Gold Pool 5% 12/1/2039	3,754	3,817
Freddie Mac Gold Pool 5% 12/1/2052 (f)	7,432,979	7,411,170
Freddie Mac Gold Pool 5% 12/1/2052	2,125,151	2,117,587
Freddie Mac Gold Pool 5% 12/1/2052	1,865,416	1,859,942
Freddie Mac Gold Pool 5% 12/1/2052	1,720,196	1,714,074
Freddie Mac Gold Pool 5% 2/1/2035	26,024	26,356
Freddie Mac Gold Pool 5% 2/1/2040	24,850	25,269
Freddie Mac Gold Pool 5% 2/1/2041	47,847	48,659
Freddie Mac Gold Pool 5% 2/1/2041	17,581	17,879
Freddie Mac Gold Pool 5% 3/1/2038	1,798,124	1,823,906
Freddie Mac Gold Pool 5% 3/1/2041	99,121	100,802
Freddie Mac Gold Pool 5% 3/1/2041	97,694	99,340
Freddie Mac Gold Pool 5% 3/1/2041	11,579	11,663
Freddie Mac Gold Pool 5% 4/1/2034	9,171	9,307
Freddie Mac Gold Pool 5% 4/1/2035	62,942	63,852
Freddie Mac Gold Pool 5% 4/1/2035	24,108	24,481
Freddie Mac Gold Pool 5% 4/1/2035	16,802	17,061
Freddie Mac Gold Pool 5% 4/1/2036	140,194	142,380
Freddie Mac Gold Pool 5% 4/1/2038	164,868	167,589
Freddie Mac Gold Pool 5% 4/1/2040	246,567	250,708
Freddie Mac Gold Pool 5% 4/1/2041	33,650	34,222
Freddie Mac Gold Pool 5% 5/1/2034	10,980	11,134
Freddie Mac Gold Pool 5% 5/1/2034	5,363	5,438
Freddie Mac Gold Pool 5% 5/1/2034	3,927	3,986
Freddie Mac Gold Pool 5% 5/1/2034	769	779
Freddie Mac Gold Pool 5% 5/1/2035	61,769	62,716
Freddie Mac Gold Pool 5% 5/1/2035	1,519	1,539
Freddie Mac Gold Pool 5% 5/1/2040	36,299	36,900
Freddie Mac Gold Pool 5% 5/1/2041	86,295	87,760
Freddie Mac Gold Pool 5% 5/1/2052	365,634	366,503
Freddie Mac Gold Pool 5% 6/1/2035	11,493	11,664
Freddie Mac Gold Pool 5% 6/1/2035	5,133	5,213
Freddie Mac Gold Pool 5% 6/1/2038	3,607	3,667
Freddie Mac Gold Pool 5% 6/1/2038	3,366	3,422
Freddie Mac Gold Pool 5% 6/1/2040	136,363	138,645
Freddie Mac Gold Pool 5% 6/1/2040	93,179	94,734
Freddie Mac Gold Pool 5% 6/1/2041	3,854,424	3,919,414
Freddie Mac Gold Pool 5% 6/1/2041	107,454	109,277
Freddie Mac Gold Pool 5% 6/1/2052	7,022,480	7,028,209
Freddie Mac Gold Pool 5% 6/1/2052	1,047,506	1,049,997
Freddie Mac Gold Pool 5% 7/1/2034	144	147
Freddie Mac Gold Pool 5% 7/1/2035	400,063	406,049
Freddie Mac Gold Pool 5% 7/1/2035	54,211	55,057
Freddie Mac Gold Pool 5% 7/1/2035	2,981	3,027
Freddie Mac Gold Pool 5% 7/1/2035	1,950	1,980
Freddie Mac Gold Pool 5% 7/1/2035	930	945
Freddie Mac Gold Pool 5% 7/1/2035	585	594
Freddie Mac Gold Pool 5% 7/1/2035	582	591
Freddie Mac Gold Pool 5% 7/1/2035	330	335
Freddie Mac Gold Pool 5% 7/1/2040	18,200	18,504
Freddie Mac Gold Pool 5% 7/1/2040	1,063	1,081
Freddie Mac Gold Pool 5% 7/1/2041	97,111	98,759
Freddie Mac Gold Pool 5% 7/1/2041	70,635	71,809
Freddie Mac Gold Pool 5% 7/1/2041	66,513	67,642
Freddie Mac Gold Pool 5% 7/1/2041	44,488	45,239
Freddie Mac Gold Pool 5% 7/1/2041	43,869	44,610
Freddie Mac Gold Pool 5% 7/1/2041	41,704	42,222
Freddie Mac Gold Pool 5% 7/1/2041	27,122	27,537
Freddie Mac Gold Pool 5% 8/1/2033	6,609	6,703
Freddie Mac Gold Pool 5% 8/1/2033	2,125	2,154
Freddie Mac Gold Pool 5% 8/1/2034	97,087	98,500
Freddie Mac Gold Pool 5% 8/1/2035	7,136	7,242
Freddie Mac Gold Pool 5% 8/1/2035	1,036	1,052
Freddie Mac Gold Pool 5% 8/1/2036	2,287	2,323
Freddie Mac Gold Pool 5% 8/1/2040	195,063	198,341
Freddie Mac Gold Pool 5% 8/1/2040	3,972	4,038
Freddie Mac Gold Pool 5% 9/1/2033	22,458	22,766
Freddie Mac Gold Pool 5% 9/1/2035	39,736	40,361
Freddie Mac Gold Pool 5% 9/1/2035	2,329	2,364
Freddie Mac Gold Pool 5% 9/1/2035	255	259
Freddie Mac Gold Pool 5% 9/1/2052	1,554,952	1,544,437
Freddie Mac Gold Pool 5.5% 1/1/2055	2,368,125	2,380,896
Freddie Mac Gold Pool 5.5% 1/1/2056	30,349,963	30,913,410
Freddie Mac Gold Pool 5.5% 2/1/2054	1,752,761	1,767,828
Freddie Mac Gold Pool 5.5% 3/1/2053 (d)(e)(h)	30,914,894	31,550,174
Freddie Mac Gold Pool 5.5% 5/1/2053	5,609,208	5,701,686
Freddie Mac Gold Pool 5.5% 5/1/2055	392,889	395,874
Freddie Mac Gold Pool 6% 1/1/2029	283	289
Freddie Mac Gold Pool 6% 1/1/2029	55	56
Freddie Mac Gold Pool 6% 1/1/2032	5,550	5,717
Freddie Mac Gold Pool 6% 1/1/2032	3,417	3,520
Freddie Mac Gold Pool 6% 10/1/2032	2,708	2,797
Freddie Mac Gold Pool 6% 11/1/2029	233	238
Freddie Mac Gold Pool 6% 11/1/2031	3,658	3,770
Freddie Mac Gold Pool 6% 11/1/2032	30,619	31,578
Freddie Mac Gold Pool 6% 12/1/2032	1,445	1,491
Freddie Mac Gold Pool 6% 12/1/2037	82,223	86,278
Freddie Mac Gold Pool 6% 12/1/2037	22,564	23,630
Freddie Mac Gold Pool 6% 12/1/2052	1,265,034	1,310,360
Freddie Mac Gold Pool 6% 2/1/2029	162	165
Freddie Mac Gold Pool 6% 2/1/2029	124	126
Freddie Mac Gold Pool 6% 2/1/2029	71	72
Freddie Mac Gold Pool 6% 2/1/2055	12,384,689	12,871,007
Freddie Mac Gold Pool 6% 2/1/2055	5,723,027	5,937,027
Freddie Mac Gold Pool 6% 2/1/2055	3,811,355	3,952,681
Freddie Mac Gold Pool 6% 2/1/2056	8,373,269	8,651,358
Freddie Mac Gold Pool 6% 3/1/2029	220	224
Freddie Mac Gold Pool 6% 3/1/2029	63	65
Freddie Mac Gold Pool 6% 3/1/2029	52	53
Freddie Mac Gold Pool 6% 3/1/2056	1,595,711	1,652,512
Freddie Mac Gold Pool 6% 4/1/2029	28	28
Freddie Mac Gold Pool 6% 4/1/2031	2,829	2,907
Freddie Mac Gold Pool 6% 4/1/2033	9,608	9,921
Freddie Mac Gold Pool 6% 4/1/2040	8,719,340	8,988,344
Freddie Mac Gold Pool 6% 4/1/2054	11,730,260	12,168,886
Freddie Mac Gold Pool 6% 4/1/2054	581,575	600,137
Freddie Mac Gold Pool 6% 5/1/2029	93	95
Freddie Mac Gold Pool 6% 5/1/2033	66,669	68,544
Freddie Mac Gold Pool 6% 5/1/2054	17,366,631	18,021,443
Freddie Mac Gold Pool 6% 6/1/2029	1,135	1,157
Freddie Mac Gold Pool 6% 6/1/2029	216	220
Freddie Mac Gold Pool 6% 6/1/2029	74	76
Freddie Mac Gold Pool 6% 6/1/2031	982	1,010
Freddie Mac Gold Pool 6% 7/1/2028	22	22
Freddie Mac Gold Pool 6% 7/1/2029	380	387
Freddie Mac Gold Pool 6% 7/1/2029	201	205
Freddie Mac Gold Pool 6% 7/1/2029	181	184
Freddie Mac Gold Pool 6% 7/1/2029	168	171
Freddie Mac Gold Pool 6% 7/1/2029	165	169
Freddie Mac Gold Pool 6% 7/1/2029	119	122
Freddie Mac Gold Pool 6% 7/1/2029	24	24
Freddie Mac Gold Pool 6% 7/1/2029	18	18
Freddie Mac Gold Pool 6% 7/1/2032	7,307	7,519
Freddie Mac Gold Pool 6% 7/1/2033	9,498	9,831
Freddie Mac Gold Pool 6% 7/1/2037	12,291	12,873
Freddie Mac Gold Pool 6% 7/1/2039	21,651,644	22,339,926
Freddie Mac Gold Pool 6% 8/1/2037	187,535	196,021
Freddie Mac Gold Pool 6% 8/1/2055	17,058,915	17,692,795
Freddie Mac Gold Pool 6% 8/1/2055	13,871,867	14,361,313
Freddie Mac Gold Pool 6% 9/1/2033	56,187	58,100
Freddie Mac Gold Pool 6% 9/1/2054	10,404,176	10,796,468
Freddie Mac Gold Pool 6.5% 1/1/2032	22,724	23,559
Freddie Mac Gold Pool 6.5% 1/1/2054	14,550,303	15,293,601
Freddie Mac Gold Pool 6.5% 1/1/2054	5,180,136	5,442,253
Freddie Mac Gold Pool 6.5% 10/1/2032	21,396	22,272
Freddie Mac Gold Pool 6.5% 10/1/2053	3,943,318	4,145,993
Freddie Mac Gold Pool 6.5% 12/1/2053	1,978,712	2,081,618
Freddie Mac Gold Pool 6.5% 2/1/2037	1,431	1,479
Freddie Mac Gold Pool 6.5% 2/1/2056 (g)	11,038,438	11,662,701
Freddie Mac Gold Pool 6.5% 3/1/2032	51	53
Freddie Mac Gold Pool 6.5% 3/1/2036	191,942	199,544
Freddie Mac Gold Pool 6.5% 3/1/2037	2,148	2,276
Freddie Mac Gold Pool 6.5% 4/1/2032	2,093	2,174
Freddie Mac Gold Pool 6.5% 5/1/2055	32,615,193	34,281,330
Freddie Mac Gold Pool 6.5% 6/1/2054	12,481,593	13,135,790
Freddie Mac Gold Pool 6.5% 7/1/2032	549	571
Freddie Mac Gold Pool 6.5% 8/1/2032	7,989	8,302
Freddie Mac Gold Pool 6.5% 8/1/2032	5,561	5,784
Freddie Mac Gold Pool 6.5% 8/1/2032	5,341	5,557
Freddie Mac Gold Pool 6.5% 9/1/2039	459,437	487,193
Freddie Mac Gold Pool 6.5% 9/1/2053	503,452	529,997
Freddie Mac Gold Pool 7% 1/1/2036	11,219	11,779
Freddie Mac Gold Pool 7% 1/1/2054	181,750	192,856
Freddie Mac Gold Pool 7% 10/1/2055	177,674	189,475
Freddie Mac Gold Pool 7% 10/1/2055	125,593	133,944
Freddie Mac Gold Pool 7% 10/1/2055	94,486	100,769
Freddie Mac Gold Pool 7% 11/1/2026	224	225
Freddie Mac Gold Pool 7% 11/1/2034	18,750	19,685
Freddie Mac Gold Pool 7% 11/1/2034	16,634	17,549
Freddie Mac Gold Pool 7% 11/1/2055	1,117,108	1,193,486
Freddie Mac Gold Pool 7% 11/1/2055	901,987	964,502
Freddie Mac Gold Pool 7% 11/1/2055	716,447	767,781
Freddie Mac Gold Pool 7% 11/1/2055	455,098	488,560
Freddie Mac Gold Pool 7% 11/1/2055	263,331	279,072
Freddie Mac Gold Pool 7% 11/1/2055	199,876	212,096
Freddie Mac Gold Pool 7% 11/1/2055	184,231	195,322
Freddie Mac Gold Pool 7% 11/1/2055	108,816	115,498
Freddie Mac Gold Pool 7% 11/1/2055	105,488	111,052
Freddie Mac Gold Pool 7% 12/1/2026	273	274
Freddie Mac Gold Pool 7% 12/1/2053	87,870	93,434
Freddie Mac Gold Pool 7% 12/1/2053	72,358	76,949
Freddie Mac Gold Pool 7% 12/1/2054	125,292	131,996
Freddie Mac Gold Pool 7% 12/1/2055	125,340	131,982
Freddie Mac Gold Pool 7% 3/1/2054	110,172	116,301
Freddie Mac Gold Pool 7% 3/1/2054	93,018	98,286
Freddie Mac Gold Pool 7% 3/1/2054	83,107	87,814
Freddie Mac Gold Pool 7% 4/1/2032	6,637	6,968
Freddie Mac Gold Pool 7% 5/1/2055	152,122	161,190
Freddie Mac Gold Pool 7% 7/1/2029	26,153	27,457
Freddie Mac Gold Pool 7% 7/1/2054	82,168	87,278
Freddie Mac Gold Pool 7% 7/1/2054	72,291	76,703
Freddie Mac Gold Pool 7% 8/1/2026	449	450
Freddie Mac Gold Pool 7% 8/1/2054	184,505	195,477
Freddie Mac Gold Pool 7% 9/1/2026	982	984
Freddie Mac Gold Pool 7% 9/1/2035	47,053	49,428
Freddie Mac Gold Pool 7% 9/1/2055	118,013	125,944
Freddie Mac Gold Pool 7.5% 1/1/2027	975	980
Freddie Mac Gold Pool 7.5% 10/1/2027	50	51
Freddie Mac Gold Pool 7.5% 10/1/2030	75	78
Freddie Mac Gold Pool 7.5% 11/1/2029	5,700	5,917
Freddie Mac Gold Pool 7.5% 11/1/2030	7,204	7,449
Freddie Mac Gold Pool 7.5% 11/1/2030	261	274
Freddie Mac Gold Pool 7.5% 11/1/2030	11	11
Freddie Mac Gold Pool 7.5% 11/1/2031	368	390
Freddie Mac Gold Pool 7.5% 12/1/2029	1,207	1,247
Freddie Mac Gold Pool 7.5% 2/1/2027	1	1
Freddie Mac Gold Pool 7.5% 3/1/2027	7	7
Freddie Mac Gold Pool 7.5% 4/1/2028	75	76
Freddie Mac Gold Pool 7.5% 5/1/2031	265	278
Freddie Mac Gold Pool 7.5% 6/1/2027	72	73
Freddie Mac Gold Pool 7.5% 6/1/2032	4,446	4,703
Freddie Mac Gold Pool 7.5% 7/1/2026	12	12
Freddie Mac Gold Pool 7.5% 8/1/2026	6	6
Freddie Mac Gold Pool 7.5% 9/1/2030	295	307
Freddie Mac Gold Pool 7.5% 9/1/2030	38	40
Freddie Mac Gold Pool 7.5% 9/1/2031	5,913	6,215
Freddie Mac Gold Pool 8% 11/1/2031	802	838
Freddie Mac Gold Pool 8% 12/1/2026	26	26
Freddie Mac Gold Pool 8% 2/1/2030	62	65
Freddie Mac Gold Pool 8% 4/1/2027	297	298
Freddie Mac Gold Pool 8% 4/1/2032	107	112
Freddie Mac Gold Pool 8% 7/1/2030	797	836
Freddie Mac Gold Pool 8% 8/1/2030	1,768	1,836
Freddie Mac Gold Pool 8% 8/1/2030	60	63
Freddie Mac Gold Pool 8% 8/1/2030	22	23
Freddie Mac Gold Pool 8% 9/1/2030	50	53
Freddie Mac Gold Pool 8.5% 1/1/2028	6	6
Freddie Mac Gold Pool 8.5% 12/1/2027	8	9
Freddie Mac Gold Pool 8.5% 5/1/2027	13	13
Freddie Mac Gold Pool 8.5% 5/1/2027	2	2
Freddie Mac Gold Pool 8.5% 8/1/2026	14	14
Freddie Mac Gold Pool 8.5% 8/1/2027	443	449
Freddie Mac Gold Pool 8.5% 8/1/2027	218	222
Freddie Mac Gold Pool 8.5% 8/1/2027	10	10
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	5,071,706	5,248,671
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,511,179	2,645,151
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,276,067	2,400,341
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	715,901	757,730
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 5.616% 1/1/2036 (b)(c)	8,231	8,393
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.884% 3/1/2036 (b)(c)	42,352	43,310
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (b)(c)	32,036	32,966
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.202% 12/1/2040 (b)(c)	304,632	318,097
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.406% 7/1/2041 (b)(c)	56,239	58,831
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.435% 9/1/2041 (b)(c)	72,946	76,356
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.589% 5/1/2035 (b)(c)	63,056	65,172
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (b)(c)	22,434	23,283
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	9,848	10,341
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(c)	1,834	1,922
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	1,997	2,096
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (b)(c)	25,034	26,286
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.778% 5/1/2041 (b)(c)	17,733	18,619
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.863% 5/1/2041 (b)(c)	22,816	23,944
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.939%, 6.549% 10/1/2042 (b)(c)	33,201	34,765
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.01% 4/1/2038 (b)(c)	18,426	19,297
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	298	304
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	15,364	15,992
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.095% 6/1/2033 (b)(c)	32,035	32,768
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2477%, 5.872% 1/1/2035 (b)(c)	1,829	1,885
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2598%, 6.27% 6/1/2033 (b)(c)	43,417	44,495
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.328% 3/1/2035 (b)(c)	90,345	93,039
Freddie Mac Non Gold Pool 3.5% 5/1/2049	1,025,829	952,823
Freddie Mac Non Gold Pool 4% 9/1/2040	11,686	11,417
Freddie Mac Non Gold Pool 5.5% 1/1/2055	367,006	369,903
Freddie Mac Non Gold Pool 5.5% 11/1/2054	11,013,754	11,104,129
Freddie Mac Non Gold Pool 5.5% 8/1/2053	11,893,171	12,114,339
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,818,738	3,889,752
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,684,049	3,746,802
Freddie Mac Non Gold Pool 5.5% 9/1/2054	9,780,409	9,937,837
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.375% 8/1/2037 (b)(c)	12,505	12,681
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.124% 4/1/2035 (b)(c)	34,590	35,488
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.177% 10/1/2036 (b)(c)	21,522	22,079
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.993%, 6.307% 10/1/2035 (b)(c)	25,076	25,828
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.26% 6/1/2037 (b)(c)	11,444	11,888
Freddie Mac Non Gold Pool 6% 6/1/2053	5,320,367	5,506,009
Freddie Mac Non Gold Pool 6% 6/1/2053	5,214,587	5,390,020
Freddie Mac Non Gold Pool 6% 7/1/2053	5,507,891	5,700,076
Freddie Mac Non Gold Pool 6.5% 1/1/2055	4,142,705	4,353,039
Freddie Mac Non Gold Pool 7% 1/1/2055	150,359	159,700
Freddie Mac Non Gold Pool 7% 1/1/2055	120,615	127,920
Freddie Mac Non Gold Pool 7% 10/1/2055	103,350	110,424
Freddie Mac Non Gold Pool 7% 11/1/2055	440,752	467,023
Freddie Mac Non Gold Pool 7% 12/1/2053	184,874	196,373
Freddie Mac Non Gold Pool 7% 12/1/2054	95,518	101,888
Freddie Mac Non Gold Pool 7% 3/1/2055	230,242	243,692
Freddie Mac Non Gold Pool 7% 7/1/2055	110,116	117,645
Freddie Mac Non Gold Pool 7% 9/1/2055	104,016	109,514
Ginnie Mae I Pool 2% 11/20/2052	1,007,195	832,006
Ginnie Mae I Pool 2.5% 1/20/2052	8,130,294	6,979,428
Ginnie Mae I Pool 2.5% 12/20/2051	12,585,960	10,804,381
Ginnie Mae I Pool 2.5% 12/20/2051	8,342,407	7,153,695
Ginnie Mae I Pool 2.5% 12/20/2051	6,675,971	5,730,967
Ginnie Mae I Pool 2.5% 12/20/2052	18,388	15,818
Ginnie Mae I Pool 2.5% 8/20/2051	46,508,933	39,910,921
Ginnie Mae I Pool 2.5% 8/20/2051	12,110,601	10,392,526
Ginnie Mae I Pool 2.5% 8/20/2051	7,067,595	6,064,947
Ginnie Mae I Pool 2.5% 9/20/2051	20,889,817	17,913,217
Ginnie Mae I Pool 2.5% 9/20/2051	12,066,946	10,347,522
Ginnie Mae I Pool 3% 1/20/2050	98,830	88,380
Ginnie Mae I Pool 3% 1/20/2050	73,923	66,129
Ginnie Mae I Pool 3% 12/15/2042	487,462	447,779
Ginnie Mae I Pool 3% 12/20/2042	600,072	548,987
Ginnie Mae I Pool 3% 2/15/2045	265,716	242,225
Ginnie Mae I Pool 3% 2/15/2045	213,904	194,516
Ginnie Mae I Pool 3% 2/20/2050	7,702,858	6,883,559
Ginnie Mae I Pool 3% 2/20/2050	794,212	709,489
Ginnie Mae I Pool 3% 3/15/2045	428,763	390,035
Ginnie Mae I Pool 3% 3/20/2043	393,437	360,113
Ginnie Mae I Pool 3% 3/20/2043	164,478	150,665
Ginnie Mae I Pool 3% 4/15/2043	55,485	50,799
Ginnie Mae I Pool 3% 4/15/2043	45,252	41,599
Ginnie Mae I Pool 3% 4/15/2043	5,012	4,666
Ginnie Mae I Pool 3% 4/15/2043	5,075	4,665
Ginnie Mae I Pool 3% 4/15/2045	157,714	143,270
Ginnie Mae I Pool 3% 5/15/2042	73,004	67,341
Ginnie Mae I Pool 3% 5/15/2043	53,976	49,026
Ginnie Mae I Pool 3% 5/15/2043	41,321	38,029
Ginnie Mae I Pool 3% 5/15/2043	41,042	37,645
Ginnie Mae I Pool 3% 5/15/2043	15,691	14,355
Ginnie Mae I Pool 3% 5/15/2045	2,636	2,392
Ginnie Mae I Pool 3% 6/15/2043	60,508	55,708
Ginnie Mae I Pool 3% 6/15/2043	54,011	49,396
Ginnie Mae I Pool 3% 6/15/2043	25,659	23,818
Ginnie Mae I Pool 3.5% 1/15/2041	70,733	67,076
Ginnie Mae I Pool 3.5% 1/15/2041	15,527	14,683
Ginnie Mae I Pool 3.5% 1/15/2042	220,640	207,148
Ginnie Mae I Pool 3.5% 1/15/2042	152,253	143,127
Ginnie Mae I Pool 3.5% 1/15/2042	39,496	37,301
Ginnie Mae I Pool 3.5% 1/15/2042	4,496	4,240
Ginnie Mae I Pool 3.5% 1/15/2042	2,070	1,951
Ginnie Mae I Pool 3.5% 1/15/2043	244,210	229,573
Ginnie Mae I Pool 3.5% 1/15/2043	6,940	6,532
Ginnie Mae I Pool 3.5% 1/20/2050	71,620	66,952
Ginnie Mae I Pool 3.5% 1/20/2050	43,388	40,695
Ginnie Mae I Pool 3.5% 1/20/2050	42,230	39,570
Ginnie Mae I Pool 3.5% 1/20/2050	12,102	11,324
Ginnie Mae I Pool 3.5% 10/20/2052	5,386,881	4,969,651
Ginnie Mae I Pool 3.5% 11/15/2040	29,201	27,606
Ginnie Mae I Pool 3.5% 11/15/2041	255,343	242,084
Ginnie Mae I Pool 3.5% 11/15/2041	105,632	99,784
Ginnie Mae I Pool 3.5% 11/15/2041	2,728	2,569
Ginnie Mae I Pool 3.5% 11/15/2042	541,734	509,397
Ginnie Mae I Pool 3.5% 11/20/2049	279,609	261,994
Ginnie Mae I Pool 3.5% 11/20/2049	88,462	82,723
Ginnie Mae I Pool 3.5% 12/15/2040	5,662	5,357
Ginnie Mae I Pool 3.5% 12/15/2041	208,590	196,294
Ginnie Mae I Pool 3.5% 12/15/2041	196,367	184,598
Ginnie Mae I Pool 3.5% 12/15/2041	120,953	114,224
Ginnie Mae I Pool 3.5% 12/15/2041	17,601	16,650
Ginnie Mae I Pool 3.5% 2/15/2042	410,987	388,600
Ginnie Mae I Pool 3.5% 2/15/2042	271,146	256,258
Ginnie Mae I Pool 3.5% 2/15/2042	229,615	216,427
Ginnie Mae I Pool 3.5% 2/15/2042	218,816	207,079
Ginnie Mae I Pool 3.5% 2/15/2042	192,289	180,669
Ginnie Mae I Pool 3.5% 2/15/2042	142,731	134,037
Ginnie Mae I Pool 3.5% 2/15/2042	126,675	119,692
Ginnie Mae I Pool 3.5% 2/15/2042	78,777	74,272
Ginnie Mae I Pool 3.5% 2/15/2042	9,511	8,963
Ginnie Mae I Pool 3.5% 2/15/2043	1,052,289	991,850
Ginnie Mae I Pool 3.5% 2/15/2043	39,157	36,848
Ginnie Mae I Pool 3.5% 2/15/2044	163,389	152,565
Ginnie Mae I Pool 3.5% 2/20/2043	728,016	684,841
Ginnie Mae I Pool 3.5% 2/20/2050	557,102	520,786
Ginnie Mae I Pool 3.5% 3/15/2042	212,525	201,171
Ginnie Mae I Pool 3.5% 3/15/2042	118,607	112,371
Ginnie Mae I Pool 3.5% 3/15/2042	32,232	30,433
Ginnie Mae I Pool 3.5% 3/15/2042	18,553	17,522
Ginnie Mae I Pool 3.5% 3/15/2042	18,003	16,964
Ginnie Mae I Pool 3.5% 3/15/2043	7,241	6,805
Ginnie Mae I Pool 3.5% 3/20/2043	316,179	297,428
Ginnie Mae I Pool 3.5% 3/20/2043	267,803	251,797
Ginnie Mae I Pool 3.5% 4/15/2043	910,835	858,520
Ginnie Mae I Pool 3.5% 4/15/2043	173,437	162,461
Ginnie Mae I Pool 3.5% 4/20/2043	289,718	271,971
Ginnie Mae I Pool 3.5% 4/20/2043	114,783	107,805
Ginnie Mae I Pool 3.5% 5/15/2042	312,248	295,304
Ginnie Mae I Pool 3.5% 5/15/2042	233,395	220,681
Ginnie Mae I Pool 3.5% 5/15/2043	33,610	31,522
Ginnie Mae I Pool 3.5% 5/15/2043	33,269	31,410
Ginnie Mae I Pool 3.5% 5/15/2043	29,572	27,883
Ginnie Mae I Pool 3.5% 5/15/2043	12,880	12,121
Ginnie Mae I Pool 3.5% 5/20/2046	212,313	199,004
Ginnie Mae I Pool 3.5% 5/20/2046	146,146	136,985
Ginnie Mae I Pool 3.5% 5/20/2046	111,085	104,122
Ginnie Mae I Pool 3.5% 5/20/2046	107,191	100,472
Ginnie Mae I Pool 3.5% 5/20/2046	91,412	85,682
Ginnie Mae I Pool 3.5% 5/20/2046	56,982	53,294
Ginnie Mae I Pool 3.5% 6/15/2042	7,085	6,662
Ginnie Mae I Pool 3.5% 6/15/2043	71,359	66,876
Ginnie Mae I Pool 3.5% 6/15/2043	62,462	58,451
Ginnie Mae I Pool 3.5% 6/15/2043	44,347	41,710
Ginnie Mae I Pool 3.5% 6/15/2043	31,550	29,905
Ginnie Mae I Pool 3.5% 6/15/2043	24,018	22,532
Ginnie Mae I Pool 3.5% 6/15/2043	4,651	4,363
Ginnie Mae I Pool 3.5% 6/20/2046	503,533	471,968
Ginnie Mae I Pool 3.5% 6/20/2046	163,374	153,133
Ginnie Mae I Pool 3.5% 6/20/2046	133,859	125,468
Ginnie Mae I Pool 3.5% 6/20/2046	123,015	115,303
Ginnie Mae I Pool 3.5% 6/20/2046	111,891	104,877
Ginnie Mae I Pool 3.5% 6/20/2046	72,243	67,714
Ginnie Mae I Pool 3.5% 6/20/2046	48,291	45,309
Ginnie Mae I Pool 3.5% 7/15/2042	154,052	144,933
Ginnie Mae I Pool 3.5% 7/15/2042	52,607	49,492
Ginnie Mae I Pool 3.5% 7/15/2042	12,713	11,954
Ginnie Mae I Pool 3.5% 7/15/2043	27,249	25,563
Ginnie Mae I Pool 3.5% 7/20/2043	287,777	269,378
Ginnie Mae I Pool 3.5% 7/20/2046	6,016,612	5,645,087
Ginnie Mae I Pool 3.5% 8/15/2042	13,017	12,236
Ginnie Mae I Pool 3.5% 8/15/2043	18,765	17,586
Ginnie Mae I Pool 3.5% 8/20/2052	17,068,344	15,746,352
Ginnie Mae I Pool 3.5% 9/15/2041	1,822	1,722
Ginnie Mae I Pool 3.5% 9/15/2042	35,892	33,689
Ginnie Mae I Pool 3.5% 9/15/2042	18,242	17,140
Ginnie Mae I Pool 3.5% 9/15/2042	16,939	16,039
Ginnie Mae I Pool 3.5% 9/15/2042	9,768	9,170
Ginnie Mae I Pool 3.5% 9/15/2042	2,215	2,082
Ginnie Mae I Pool 3.5% 9/15/2043	13,836	12,973
Ginnie Mae I Pool 3.5% 9/20/2052	24,962,712	23,029,279
Ginnie Mae I Pool 4% 1/15/2040	37,710	36,536
Ginnie Mae I Pool 4% 1/15/2040	36,124	34,896
Ginnie Mae I Pool 4% 1/15/2041	191,975	185,227
Ginnie Mae I Pool 4% 1/15/2041	28,437	27,428
Ginnie Mae I Pool 4% 1/15/2041	7,602	7,335
Ginnie Mae I Pool 4% 1/15/2041	3,505	3,381
Ginnie Mae I Pool 4% 1/15/2042	25,418	24,470
Ginnie Mae I Pool 4% 1/15/2043	94,190	90,515
Ginnie Mae I Pool 4% 1/15/2047	392,680	372,931
Ginnie Mae I Pool 4% 1/15/2047	378,587	359,547
Ginnie Mae I Pool 4% 1/15/2047	291,362	276,709
Ginnie Mae I Pool 4% 1/15/2047	138,753	131,774
Ginnie Mae I Pool 4% 10/15/2039	44,436	43,045
Ginnie Mae I Pool 4% 10/15/2040	226,521	218,631
Ginnie Mae I Pool 4% 10/15/2040	196,636	189,947
Ginnie Mae I Pool 4% 10/15/2040	184,256	177,898
Ginnie Mae I Pool 4% 10/15/2040	23,862	23,047
Ginnie Mae I Pool 4% 10/15/2040	19,834	19,157
Ginnie Mae I Pool 4% 10/15/2040	11,188	10,821
Ginnie Mae I Pool 4% 10/15/2040	9,139	8,833
Ginnie Mae I Pool 4% 10/15/2041	1,010,887	973,361
Ginnie Mae I Pool 4% 10/15/2041	380,106	366,444
Ginnie Mae I Pool 4% 10/15/2041	252,294	243,386
Ginnie Mae I Pool 4% 10/15/2041	207,354	199,967
Ginnie Mae I Pool 4% 10/15/2041	132,838	127,953
Ginnie Mae I Pool 4% 10/15/2041	105,208	101,629
Ginnie Mae I Pool 4% 10/15/2041	83,686	80,478
Ginnie Mae I Pool 4% 10/15/2041	61,563	59,310
Ginnie Mae I Pool 4% 10/15/2041	45,876	44,248
Ginnie Mae I Pool 4% 10/15/2041	38,763	37,419
Ginnie Mae I Pool 4% 10/15/2041	25,146	24,254
Ginnie Mae I Pool 4% 10/15/2041	12,865	12,372
Ginnie Mae I Pool 4% 10/20/2042	714,805	687,291
Ginnie Mae I Pool 4% 11/15/2039	32,892	31,892
Ginnie Mae I Pool 4% 11/15/2040	56,452	54,459
Ginnie Mae I Pool 4% 11/15/2040	12,620	12,203
Ginnie Mae I Pool 4% 11/15/2040	5,842	5,658
Ginnie Mae I Pool 4% 11/15/2041	641,511	618,253
Ginnie Mae I Pool 4% 11/15/2041	60,964	58,658
Ginnie Mae I Pool 4% 11/15/2041	7,056	6,799
Ginnie Mae I Pool 4% 11/15/2041	3,408	3,289
Ginnie Mae I Pool 4% 11/15/2042	31,584	30,368
Ginnie Mae I Pool 4% 12/15/2039	112,710	108,932
Ginnie Mae I Pool 4% 12/15/2039	18,720	18,099
Ginnie Mae I Pool 4% 12/15/2040	1,274,208	1,229,013
Ginnie Mae I Pool 4% 12/15/2040	26,338	25,523
Ginnie Mae I Pool 4% 12/15/2040	17,766	17,150
Ginnie Mae I Pool 4% 12/15/2040	12,920	12,448
Ginnie Mae I Pool 4% 12/15/2040	8,766	8,447
Ginnie Mae I Pool 4% 12/15/2041	274,902	265,065
Ginnie Mae I Pool 4% 12/15/2041	207,040	199,319
Ginnie Mae I Pool 4% 12/15/2041	136,650	131,601
Ginnie Mae I Pool 4% 12/15/2041	74,554	71,813
Ginnie Mae I Pool 4% 12/15/2041	16,307	15,763
Ginnie Mae I Pool 4% 12/15/2041	10,829	10,435
Ginnie Mae I Pool 4% 12/15/2041	10,116	9,736
Ginnie Mae I Pool 4% 12/15/2042	24,187	23,277
Ginnie Mae I Pool 4% 12/15/2046	73,558	70,019
Ginnie Mae I Pool 4% 2/15/2040	167,080	161,342
Ginnie Mae I Pool 4% 2/15/2040	93,480	90,409
Ginnie Mae I Pool 4% 2/15/2040	91,638	88,490
Ginnie Mae I Pool 4% 2/15/2040	17,317	16,731
Ginnie Mae I Pool 4% 2/15/2041	82,282	79,443
Ginnie Mae I Pool 4% 2/15/2041	28,236	27,193
Ginnie Mae I Pool 4% 2/15/2041	6,110	5,899
Ginnie Mae I Pool 4% 2/15/2042	93,837	90,354
Ginnie Mae I Pool 4% 2/15/2045	185,594	177,665
Ginnie Mae I Pool 4% 3/15/2040	834,575	806,187
Ginnie Mae I Pool 4% 3/15/2041	419,438	404,965
Ginnie Mae I Pool 4% 3/15/2041	28,457	27,485
Ginnie Mae I Pool 4% 3/15/2041	13,878	13,358
Ginnie Mae I Pool 4% 3/15/2042	331,716	319,230
Ginnie Mae I Pool 4% 3/15/2042	51,298	49,314
Ginnie Mae I Pool 4% 3/15/2042	23,001	22,152
Ginnie Mae I Pool 4% 3/15/2042	5,552	5,342
Ginnie Mae I Pool 4% 3/20/2047	1,922,556	1,839,069
Ginnie Mae I Pool 4% 4/15/2040	64,331	62,080
Ginnie Mae I Pool 4% 4/15/2040	28,573	27,644
Ginnie Mae I Pool 4% 4/15/2041	86,510	83,483
Ginnie Mae I Pool 4% 4/15/2042	58,633	56,326
Ginnie Mae I Pool 4% 4/15/2043	135,206	129,932
Ginnie Mae I Pool 4% 4/15/2043	16,568	15,950
Ginnie Mae I Pool 4% 4/15/2046	2,843,078	2,719,438
Ginnie Mae I Pool 4% 4/20/2048	963,541	916,279
Ginnie Mae I Pool 4% 4/20/2048	850,682	808,956
Ginnie Mae I Pool 4% 5/15/2040	55,793	53,841
Ginnie Mae I Pool 4% 5/15/2041	5,797	5,631
Ginnie Mae I Pool 4% 5/15/2041	1,523	1,469
Ginnie Mae I Pool 4% 5/15/2042	2,845	2,830
Ginnie Mae I Pool 4% 5/15/2043	25,237	24,194
Ginnie Mae I Pool 4% 5/15/2045	172,780	165,136
Ginnie Mae I Pool 4% 5/20/2041	21,030	20,347
Ginnie Mae I Pool 4% 5/20/2049	157,234	148,686
Ginnie Mae I Pool 4% 6/15/2041	54,249	52,299
Ginnie Mae I Pool 4% 6/15/2041	29,164	28,271
Ginnie Mae I Pool 4% 6/15/2041	27,558	26,520
Ginnie Mae I Pool 4% 6/15/2042	34,574	33,202
Ginnie Mae I Pool 4% 6/15/2042	1,622	1,558
Ginnie Mae I Pool 4% 6/15/2043	147,259	141,416
Ginnie Mae I Pool 4% 6/15/2043	6,378	6,138
Ginnie Mae I Pool 4% 6/15/2045	46,381	44,428
Ginnie Mae I Pool 4% 7/15/2039	41,716	40,339
Ginnie Mae I Pool 4% 7/15/2041	37,704	36,337
Ginnie Mae I Pool 4% 7/15/2041	30,373	29,310
Ginnie Mae I Pool 4% 7/15/2041	20,055	19,290
Ginnie Mae I Pool 4% 7/15/2041	19,198	18,468
Ginnie Mae I Pool 4% 7/15/2041	10,459	10,074
Ginnie Mae I Pool 4% 7/15/2041	6,611	6,372
Ginnie Mae I Pool 4% 7/15/2042	93,059	89,321
Ginnie Mae I Pool 4% 7/15/2045	126,198	120,577
Ginnie Mae I Pool 4% 7/15/2046	263,699	251,014
Ginnie Mae I Pool 4% 7/15/2046	211,788	201,600
Ginnie Mae I Pool 4% 8/15/2039	30,666	29,695
Ginnie Mae I Pool 4% 8/15/2039	17,644	17,053
Ginnie Mae I Pool 4% 8/15/2039	13,244	12,789
Ginnie Mae I Pool 4% 8/15/2040	8,846	8,548
Ginnie Mae I Pool 4% 8/15/2041	54,605	52,651
Ginnie Mae I Pool 4% 8/15/2041	37,907	36,617
Ginnie Mae I Pool 4% 8/15/2041	5,926	5,731
Ginnie Mae I Pool 4% 8/15/2042	90,987	87,392
Ginnie Mae I Pool 4% 8/15/2042	13,787	13,304
Ginnie Mae I Pool 4% 8/15/2042	3,841	3,710
Ginnie Mae I Pool 4% 8/15/2043	35,684	34,181
Ginnie Mae I Pool 4% 8/15/2043	25,073	24,014
Ginnie Mae I Pool 4% 8/15/2043	9,856	9,473
Ginnie Mae I Pool 4% 9/15/2039	27,414	26,595
Ginnie Mae I Pool 4% 9/15/2040	13,523	13,068
Ginnie Mae I Pool 4% 9/15/2041	284,665	274,345
Ginnie Mae I Pool 4% 9/15/2041	49,163	47,403
Ginnie Mae I Pool 4% 9/15/2041	45,738	44,145
Ginnie Mae I Pool 4% 9/15/2041	20,567	19,775
Ginnie Mae I Pool 4% 9/15/2041	13,151	12,658
Ginnie Mae I Pool 4% 9/15/2041	5,551	5,375
Ginnie Mae I Pool 4.5% 10/15/2039	21,412	21,264
Ginnie Mae I Pool 4.5% 10/15/2039	15,005	14,926
Ginnie Mae I Pool 4.5% 10/15/2039	3,796	3,777
Ginnie Mae I Pool 4.5% 10/15/2039	3,561	3,541
Ginnie Mae I Pool 4.5% 10/15/2040	3,443	3,422
Ginnie Mae I Pool 4.5% 11/15/2039	129,484	128,598
Ginnie Mae I Pool 4.5% 11/15/2039	49,404	49,106
Ginnie Mae I Pool 4.5% 11/15/2039	40,768	40,532
Ginnie Mae I Pool 4.5% 11/15/2039	36,284	36,078
Ginnie Mae I Pool 4.5% 11/15/2039	26,804	26,651
Ginnie Mae I Pool 4.5% 11/15/2039	24,890	24,776
Ginnie Mae I Pool 4.5% 11/15/2039	18,412	18,309
Ginnie Mae I Pool 4.5% 11/15/2039	15,045	14,962
Ginnie Mae I Pool 4.5% 11/15/2039	4,004	3,983
Ginnie Mae I Pool 4.5% 11/15/2039	3,834	3,814
Ginnie Mae I Pool 4.5% 11/15/2039	2,924	2,908
Ginnie Mae I Pool 4.5% 11/15/2039	2,130	2,117
Ginnie Mae I Pool 4.5% 11/15/2039	1,774	1,765
Ginnie Mae I Pool 4.5% 12/15/2039	35,953	35,794
Ginnie Mae I Pool 4.5% 2/15/2040	105,036	104,438
Ginnie Mae I Pool 4.5% 2/15/2040	99,257	98,514
Ginnie Mae I Pool 4.5% 2/15/2040	71,887	71,514
Ginnie Mae I Pool 4.5% 2/15/2040	56,307	55,996
Ginnie Mae I Pool 4.5% 2/15/2040	50,069	49,801
Ginnie Mae I Pool 4.5% 2/15/2040	36,997	36,831
Ginnie Mae I Pool 4.5% 2/15/2040	31,348	31,175
Ginnie Mae I Pool 4.5% 2/15/2040	29,072	28,907
Ginnie Mae I Pool 4.5% 2/15/2040	20,358	20,262
Ginnie Mae I Pool 4.5% 2/15/2040	5,791	5,759
Ginnie Mae I Pool 4.5% 2/15/2040	5,259	5,230
Ginnie Mae I Pool 4.5% 2/15/2040	949	944
Ginnie Mae I Pool 4.5% 2/15/2041	23,378	23,218
Ginnie Mae I Pool 4.5% 3/15/2040	244,785	243,419
Ginnie Mae I Pool 4.5% 3/15/2040	22,735	22,598
Ginnie Mae I Pool 4.5% 3/15/2040	16,249	16,160
Ginnie Mae I Pool 4.5% 3/15/2040	11,449	11,384
Ginnie Mae I Pool 4.5% 3/15/2041	1,544,023	1,533,472
Ginnie Mae I Pool 4.5% 3/15/2041	767,040	762,592
Ginnie Mae I Pool 4.5% 3/15/2041	209,241	208,050
Ginnie Mae I Pool 4.5% 3/15/2041	24,338	24,197
Ginnie Mae I Pool 4.5% 3/15/2041	3,348	3,327
Ginnie Mae I Pool 4.5% 3/15/2041	815	811
Ginnie Mae I Pool 4.5% 4/15/2040	108,778	108,219
Ginnie Mae I Pool 4.5% 4/15/2040	69,320	68,937
Ginnie Mae I Pool 4.5% 4/15/2040	52,646	52,271
Ginnie Mae I Pool 4.5% 4/15/2040	40,066	39,801
Ginnie Mae I Pool 4.5% 4/15/2040	22,864	22,711
Ginnie Mae I Pool 4.5% 4/15/2040	9,394	9,322
Ginnie Mae I Pool 4.5% 4/15/2040	9,198	9,128
Ginnie Mae I Pool 4.5% 4/15/2040	6,301	6,265
Ginnie Mae I Pool 4.5% 4/15/2041	65,021	64,605
Ginnie Mae I Pool 4.5% 5/15/2039	34,170	34,000
Ginnie Mae I Pool 4.5% 5/15/2040	122,537	121,853
Ginnie Mae I Pool 4.5% 5/15/2040	12,489	12,406
Ginnie Mae I Pool 4.5% 5/15/2041	90	89
Ginnie Mae I Pool 4.5% 6/15/2039	67,452	67,150
Ginnie Mae I Pool 4.5% 6/15/2039	62,408	62,077
Ginnie Mae I Pool 4.5% 6/15/2039	11,591	11,533
Ginnie Mae I Pool 4.5% 6/15/2039	9,102	9,056
Ginnie Mae I Pool 4.5% 6/15/2039	7,858	7,820
Ginnie Mae I Pool 4.5% 6/15/2040	485,397	481,936
Ginnie Mae I Pool 4.5% 6/15/2040	282,039	280,480
Ginnie Mae I Pool 4.5% 6/15/2040	148,722	147,868
Ginnie Mae I Pool 4.5% 6/15/2040	128,655	127,895
Ginnie Mae I Pool 4.5% 6/15/2040	73,239	72,834
Ginnie Mae I Pool 4.5% 6/15/2040	70,768	70,369
Ginnie Mae I Pool 4.5% 6/15/2040	61,268	60,919
Ginnie Mae I Pool 4.5% 6/15/2040	55,585	55,263
Ginnie Mae I Pool 4.5% 6/15/2040	8,100	8,054
Ginnie Mae I Pool 4.5% 6/15/2040	5,565	5,531
Ginnie Mae I Pool 4.5% 6/15/2041	896,619	890,883
Ginnie Mae I Pool 4.5% 7/15/2039	48,700	48,461
Ginnie Mae I Pool 4.5% 7/15/2039	20,771	20,663
Ginnie Mae I Pool 4.5% 7/15/2039	1,767	1,757
Ginnie Mae I Pool 4.5% 7/15/2040	206,219	205,057
Ginnie Mae I Pool 4.5% 7/15/2040	188,959	187,894
Ginnie Mae I Pool 4.5% 7/15/2040	144,751	143,967
Ginnie Mae I Pool 4.5% 7/15/2040	110,115	109,501
Ginnie Mae I Pool 4.5% 7/15/2040	101,752	101,185
Ginnie Mae I Pool 4.5% 7/15/2040	93,528	92,975
Ginnie Mae I Pool 4.5% 7/15/2040	15,051	14,962
Ginnie Mae I Pool 4.5% 7/15/2040	8,727	8,674
Ginnie Mae I Pool 4.5% 7/15/2040	3,563	3,543
Ginnie Mae I Pool 4.5% 7/15/2040	642	638
Ginnie Mae I Pool 4.5% 8/15/2039	543,147	540,355
Ginnie Mae I Pool 4.5% 8/15/2039	348,932	347,157
Ginnie Mae I Pool 4.5% 8/15/2039	279,498	278,107
Ginnie Mae I Pool 4.5% 8/15/2039	111,573	110,975
Ginnie Mae I Pool 4.5% 8/15/2039	49,801	49,561
Ginnie Mae I Pool 4.5% 8/15/2039	9,340	9,291
Ginnie Mae I Pool 4.5% 8/15/2040	65,411	65,039
Ginnie Mae I Pool 4.5% 8/15/2040	14,480	14,363
Ginnie Mae I Pool 4.5% 8/15/2040	5,894	5,855
Ginnie Mae I Pool 4.5% 8/15/2040	5,844	5,809
Ginnie Mae I Pool 4.5% 8/15/2040	4,427	4,402
Ginnie Mae I Pool 4.5% 8/15/2040	1,514	1,506
Ginnie Mae I Pool 4.5% 8/15/2041	11,555	11,493
Ginnie Mae I Pool 4.5% 9/15/2039	103,558	103,015
Ginnie Mae I Pool 4.5% 9/15/2039	50,948	50,692
Ginnie Mae I Pool 4.5% 9/15/2039	19,087	18,986
Ginnie Mae I Pool 4.5% 9/15/2039	17,414	17,327
Ginnie Mae I Pool 4.5% 9/15/2040	16,910	16,820
Ginnie Mae I Pool 4.5% 9/15/2040	7,364	7,320
Ginnie Mae I Pool 5% 1/15/2034	3,699	3,754
Ginnie Mae I Pool 5% 1/15/2040	1,725	1,755
Ginnie Mae I Pool 5% 1/15/2040	1,454	1,472
Ginnie Mae I Pool 5% 10/15/2033	1,996	2,026
Ginnie Mae I Pool 5% 10/15/2034	2,891	2,933
Ginnie Mae I Pool 5% 10/15/2039	80,915	82,307
Ginnie Mae I Pool 5% 10/15/2039	39,039	39,703
Ginnie Mae I Pool 5% 10/15/2039	23,963	24,376
Ginnie Mae I Pool 5% 10/15/2039	12,601	12,816
Ginnie Mae I Pool 5% 10/15/2039	7,604	7,746
Ginnie Mae I Pool 5% 11/15/2033	1,315	1,335
Ginnie Mae I Pool 5% 11/15/2039	37,212	37,855
Ginnie Mae I Pool 5% 11/15/2039	23,952	24,397
Ginnie Mae I Pool 5% 11/15/2039	15,136	15,396
Ginnie Mae I Pool 5% 11/15/2039	14,634	14,887
Ginnie Mae I Pool 5% 11/15/2039	3,327	3,384
Ginnie Mae I Pool 5% 11/15/2039	2,705	2,752
Ginnie Mae I Pool 5% 11/15/2040	46,864	47,674
Ginnie Mae I Pool 5% 11/15/2040	17,295	17,566
Ginnie Mae I Pool 5% 12/15/2032	507	514
Ginnie Mae I Pool 5% 12/15/2037	12,615	12,847
Ginnie Mae I Pool 5% 12/15/2039	38,608	39,275
Ginnie Mae I Pool 5% 12/15/2039	18,509	18,825
Ginnie Mae I Pool 5% 12/15/2039	14,665	14,921
Ginnie Mae I Pool 5% 2/15/2039	7,017	7,137
Ginnie Mae I Pool 5% 2/15/2040	2,850	2,899
Ginnie Mae I Pool 5% 3/15/2039	29,980	30,536
Ginnie Mae I Pool 5% 3/15/2040	5,718	5,816
Ginnie Mae I Pool 5% 3/15/2041	31,055	31,539
Ginnie Mae I Pool 5% 3/15/2041	11,327	11,523
Ginnie Mae I Pool 5% 3/15/2041	2,426	2,468
Ginnie Mae I Pool 5% 4/15/2033	3,559	3,607
Ginnie Mae I Pool 5% 4/15/2039	6,312	6,429
Ginnie Mae I Pool 5% 4/15/2040	365,503	371,805
Ginnie Mae I Pool 5% 4/15/2040	260,937	265,419
Ginnie Mae I Pool 5% 4/15/2040	15,627	15,898
Ginnie Mae I Pool 5% 4/15/2040	5,553	5,649
Ginnie Mae I Pool 5% 4/15/2040	1,665	1,691
Ginnie Mae I Pool 5% 4/15/2041	49,057	49,820
Ginnie Mae I Pool 5% 4/15/2041	27,017	27,438
Ginnie Mae I Pool 5% 4/15/2041	12,072	12,260
Ginnie Mae I Pool 5% 4/15/2041	11,872	12,076
Ginnie Mae I Pool 5% 4/20/2048	2,639,422	2,665,723
Ginnie Mae I Pool 5% 5/15/2039	88,847	90,355
Ginnie Mae I Pool 5% 5/15/2039	38,860	39,523
Ginnie Mae I Pool 5% 5/15/2039	2,670	2,719
Ginnie Mae I Pool 5% 5/15/2040	24,227	24,679
Ginnie Mae I Pool 5% 5/15/2040	15,603	15,873
Ginnie Mae I Pool 5% 5/15/2040	3,372	3,425
Ginnie Mae I Pool 5% 6/15/2033	273	277
Ginnie Mae I Pool 5% 6/15/2039	10,244	10,435
Ginnie Mae I Pool 5% 6/15/2039	5,558	5,653
Ginnie Mae I Pool 5% 6/15/2039	968	985
Ginnie Mae I Pool 5% 6/15/2040	802,070	815,898
Ginnie Mae I Pool 5% 6/15/2040	55,630	56,590
Ginnie Mae I Pool 5% 6/15/2040	20,227	20,545
Ginnie Mae I Pool 5% 6/15/2040	14,765	14,995
Ginnie Mae I Pool 5% 6/15/2040	1,674	1,704
Ginnie Mae I Pool 5% 6/15/2041	37,239	37,889
Ginnie Mae I Pool 5% 6/15/2041	5,288	5,371
Ginnie Mae I Pool 5% 6/15/2041	4,942	5,025
Ginnie Mae I Pool 5% 7/15/2039	158,329	161,285
Ginnie Mae I Pool 5% 7/15/2039	37,559	38,200
Ginnie Mae I Pool 5% 7/15/2039	1,399	1,425
Ginnie Mae I Pool 5% 7/15/2040	92,296	93,893
Ginnie Mae I Pool 5% 7/15/2040	91,979	93,557
Ginnie Mae I Pool 5% 7/15/2040	56,467	57,447
Ginnie Mae I Pool 5% 7/15/2040	40,720	41,424
Ginnie Mae I Pool 5% 7/15/2040	24,846	25,233
Ginnie Mae I Pool 5% 7/15/2040	17,129	17,428
Ginnie Mae I Pool 5% 7/15/2040	11,822	12,027
Ginnie Mae I Pool 5% 7/15/2040	2,684	2,730
Ginnie Mae I Pool 5% 8/15/2039	77,175	78,494
Ginnie Mae I Pool 5% 8/15/2039	76,257	77,559
Ginnie Mae I Pool 5% 8/15/2039	33,680	34,255
Ginnie Mae I Pool 5% 8/15/2039	23,326	23,728
Ginnie Mae I Pool 5% 8/15/2039	7,503	7,633
Ginnie Mae I Pool 5% 8/15/2039	5,040	5,126
Ginnie Mae I Pool 5% 8/15/2039	4,475	4,551
Ginnie Mae I Pool 5% 8/15/2039	2,687	2,736
Ginnie Mae I Pool 5% 8/15/2040	162,939	165,767
Ginnie Mae I Pool 5% 8/15/2040	157,533	160,255
Ginnie Mae I Pool 5% 8/15/2040	52,200	53,108
Ginnie Mae I Pool 5% 8/15/2040	15,018	15,280
Ginnie Mae I Pool 5% 8/15/2041	8,408	8,552
Ginnie Mae I Pool 5% 9/15/2037	2,036	2,073
Ginnie Mae I Pool 5% 9/15/2039	218,528	222,243
Ginnie Mae I Pool 5% 9/15/2039	74,159	75,429
Ginnie Mae I Pool 5% 9/15/2039	42,706	43,436
Ginnie Mae I Pool 5% 9/15/2039	27,309	27,775
Ginnie Mae I Pool 5% 9/15/2039	25,887	26,329
Ginnie Mae I Pool 5% 9/15/2039	14,128	14,370
Ginnie Mae I Pool 5% 9/15/2039	12,976	13,201
Ginnie Mae I Pool 5% 9/15/2039	11,507	11,704
Ginnie Mae I Pool 5% 9/15/2039	10,994	11,181
Ginnie Mae I Pool 5% 9/15/2039	10,987	11,174
Ginnie Mae I Pool 5% 9/15/2039	8,940	9,093
Ginnie Mae I Pool 5% 9/15/2039	3,779	3,844
Ginnie Mae I Pool 5% 9/15/2039	3,653	3,715
Ginnie Mae I Pool 5% 9/15/2040	87,659	89,173
Ginnie Mae I Pool 5% 9/15/2040	58,221	59,125
Ginnie Mae I Pool 5% 9/15/2040	33,178	33,753
Ginnie Mae I Pool 5% 9/15/2040	12,250	12,443
Ginnie Mae I Pool 5% 9/15/2041	685,247	696,984
Ginnie Mae I Pool 5.5% 1/15/2034	461	474
Ginnie Mae I Pool 5.5% 1/15/2039	36,658	37,797
Ginnie Mae I Pool 5.5% 10/15/2035	29,448	30,399
Ginnie Mae I Pool 5.5% 11/15/2033	252	259
Ginnie Mae I Pool 5.5% 12/15/2038	67,961	70,122
Ginnie Mae I Pool 5.5% 12/15/2038	27,382	28,177
Ginnie Mae I Pool 5.5% 12/15/2038	1,857	1,912
Ginnie Mae I Pool 5.5% 2/15/2037	138	142
Ginnie Mae I Pool 5.5% 3/15/2034	1,930	1,987
Ginnie Mae I Pool 5.5% 3/15/2034	333	341
Ginnie Mae I Pool 5.5% 3/15/2038	49,246	50,676
Ginnie Mae I Pool 5.5% 3/15/2039	5,520	5,689
Ginnie Mae I Pool 5.5% 4/15/2034	2,014	2,072
Ginnie Mae I Pool 5.5% 4/15/2034	333	343
Ginnie Mae I Pool 5.5% 5/15/2034	7,356	7,587
Ginnie Mae I Pool 5.5% 5/15/2034	2,056	2,117
Ginnie Mae I Pool 5.5% 5/15/2034	791	815
Ginnie Mae I Pool 5.5% 5/15/2034	538	555
Ginnie Mae I Pool 5.5% 5/15/2034	459	473
Ginnie Mae I Pool 5.5% 5/15/2034	334	343
Ginnie Mae I Pool 5.5% 5/15/2037	187	193
Ginnie Mae I Pool 5.5% 5/15/2039	20,960	21,611
Ginnie Mae I Pool 5.5% 6/15/2039	1,620	1,668
Ginnie Mae I Pool 5.5% 6/15/2039	570	585
Ginnie Mae I Pool 5.5% 7/15/2033	1,817	1,872
Ginnie Mae I Pool 5.5% 7/15/2037	2,016	2,077
Ginnie Mae I Pool 5.5% 7/15/2037	379	390
Ginnie Mae I Pool 5.5% 7/15/2038	5,840	6,007
Ginnie Mae I Pool 5.5% 7/15/2038	387	399
Ginnie Mae I Pool 5.5% 7/15/2039	7,078	7,308
Ginnie Mae I Pool 5.5% 8/15/2033	5,602	5,771
Ginnie Mae I Pool 5.5% 8/15/2038	43,100	44,464
Ginnie Mae I Pool 5.5% 9/15/2038	52,767	54,388
Ginnie Mae I Pool 5.5% 9/15/2039	186,427	192,383
Ginnie Mae I Pool 5.5% 9/15/2039	118,128	121,893
Ginnie Mae I Pool 6% 10/15/2030	8,193	8,415
Ginnie Mae I Pool 6% 10/15/2039	5,189	5,406
Ginnie Mae I Pool 6% 11/15/2037	498	517
Ginnie Mae I Pool 6% 11/15/2039	14,924	15,558
Ginnie Mae I Pool 6% 11/15/2039	8,573	8,936
Ginnie Mae I Pool 6% 11/15/2039	5,641	5,874
Ginnie Mae I Pool 6% 11/15/2039	3,255	3,382
Ginnie Mae I Pool 6% 11/15/2039	2,777	2,887
Ginnie Mae I Pool 6% 11/15/2039	2,192	2,280
Ginnie Mae I Pool 6% 11/15/2039	1,425	1,485
Ginnie Mae I Pool 6% 12/15/2034	1,605	1,667
Ginnie Mae I Pool 6% 5/15/2040	462,317	480,464
Ginnie Mae I Pool 6.5% 10/15/2034	18,660	19,697
Ginnie Mae I Pool 6.5% 10/15/2034	2,438	2,562
Ginnie Mae I Pool 6.5% 10/15/2034	1,153	1,219
Ginnie Mae I Pool 6.5% 10/15/2034	250	262
Ginnie Mae I Pool 6.5% 10/15/2035	11,965	12,705
Ginnie Mae I Pool 6.5% 10/15/2036	3,845	4,059
Ginnie Mae I Pool 6.5% 11/15/2034	4,341	4,509
Ginnie Mae I Pool 6.5% 6/15/2037	4,604	4,856
Ginnie Mae I Pool 6.5% 7/15/2035	1,398	1,477
Ginnie Mae I Pool 6.5% 8/15/2034	19,946	21,006
Ginnie Mae I Pool 6.5% 8/15/2034	451	468
Ginnie Mae I Pool 6.5% 8/15/2036	3,425	3,614
Ginnie Mae I Pool 6.5% 9/15/2034	8,211	8,644
Ginnie Mae I Pool 6.5% 9/15/2035	277	288
Ginnie Mae I Pool 7% 1/15/2027	5	5
Ginnie Mae I Pool 7% 1/15/2028	287	289
Ginnie Mae I Pool 7% 1/15/2028	248	249
Ginnie Mae I Pool 7% 1/15/2028	186	188
Ginnie Mae I Pool 7% 1/15/2028	186	186
Ginnie Mae I Pool 7% 1/15/2028	173	175
Ginnie Mae I Pool 7% 1/15/2028	154	155
Ginnie Mae I Pool 7% 1/15/2028	129	130
Ginnie Mae I Pool 7% 1/15/2028	36	36
Ginnie Mae I Pool 7% 1/15/2028	33	33
Ginnie Mae I Pool 7% 1/15/2029	997	1,013
Ginnie Mae I Pool 7% 1/15/2029	519	528
Ginnie Mae I Pool 7% 1/15/2029	359	365
Ginnie Mae I Pool 7% 1/15/2029	261	265
Ginnie Mae I Pool 7% 1/15/2029	200	204
Ginnie Mae I Pool 7% 1/15/2029	65	66
Ginnie Mae I Pool 7% 1/15/2030	1,635	1,666
Ginnie Mae I Pool 7% 1/15/2030	145	147
Ginnie Mae I Pool 7% 1/15/2031	1,779	1,822
Ginnie Mae I Pool 7% 1/15/2031	1,004	1,031
Ginnie Mae I Pool 7% 1/15/2032	3,755	3,861
Ginnie Mae I Pool 7% 10/15/2026	9	9
Ginnie Mae I Pool 7% 10/15/2027	804	810
Ginnie Mae I Pool 7% 10/15/2028	1,407	1,428
Ginnie Mae I Pool 7% 10/15/2028	248	251
Ginnie Mae I Pool 7% 10/15/2029	357	364
Ginnie Mae I Pool 7% 10/15/2029	79	80
Ginnie Mae I Pool 7% 10/15/2030	453	462
Ginnie Mae I Pool 7% 10/15/2031	3,042	3,134
Ginnie Mae I Pool 7% 10/15/2031	1,154	1,170
Ginnie Mae I Pool 7% 10/15/2031	891	917
Ginnie Mae I Pool 7% 10/15/2031	856	881
Ginnie Mae I Pool 7% 10/15/2031	734	753
Ginnie Mae I Pool 7% 10/15/2031	27	28
Ginnie Mae I Pool 7% 11/15/2027	35	35
Ginnie Mae I Pool 7% 11/15/2028	523	532
Ginnie Mae I Pool 7% 11/15/2028	256	260
Ginnie Mae I Pool 7% 11/15/2028	42	43
Ginnie Mae I Pool 7% 11/15/2029	1,458	1,490
Ginnie Mae I Pool 7% 11/15/2031	1,727	1,777
Ginnie Mae I Pool 7% 11/15/2031	1,656	1,690
Ginnie Mae I Pool 7% 11/15/2031	848	868
Ginnie Mae I Pool 7% 11/15/2032	390	401
Ginnie Mae I Pool 7% 12/15/2027	361	365
Ginnie Mae I Pool 7% 12/15/2027	278	282
Ginnie Mae I Pool 7% 12/15/2027	97	98
Ginnie Mae I Pool 7% 12/15/2027	42	43
Ginnie Mae I Pool 7% 12/15/2028	552	561
Ginnie Mae I Pool 7% 12/15/2028	241	245
Ginnie Mae I Pool 7% 12/15/2028	159	162
Ginnie Mae I Pool 7% 12/15/2028	78	79
Ginnie Mae I Pool 7% 12/15/2028	32	32
Ginnie Mae I Pool 7% 12/15/2028	11	11
Ginnie Mae I Pool 7% 12/15/2030	1,720	1,766
Ginnie Mae I Pool 7% 12/15/2030	790	812
Ginnie Mae I Pool 7% 12/15/2031	2,881	2,963
Ginnie Mae I Pool 7% 12/15/2031	1,380	1,421
Ginnie Mae I Pool 7% 12/15/2031	132	136
Ginnie Mae I Pool 7% 2/15/2028	835	845
Ginnie Mae I Pool 7% 2/15/2028	514	520
Ginnie Mae I Pool 7% 2/15/2028	185	186
Ginnie Mae I Pool 7% 2/15/2028	152	152
Ginnie Mae I Pool 7% 2/15/2028	145	146
Ginnie Mae I Pool 7% 2/15/2028	76	77
Ginnie Mae I Pool 7% 2/15/2028	51	51
Ginnie Mae I Pool 7% 2/15/2028	27	28
Ginnie Mae I Pool 7% 2/15/2028	22	22
Ginnie Mae I Pool 7% 2/15/2028	19	19
Ginnie Mae I Pool 7% 2/15/2028	8	8
Ginnie Mae I Pool 7% 2/15/2029	111	113
Ginnie Mae I Pool 7% 2/15/2029	69	69
Ginnie Mae I Pool 7% 2/15/2029	61	62
Ginnie Mae I Pool 7% 2/15/2031	6,764	6,951
Ginnie Mae I Pool 7% 2/15/2032	4,543	4,685
Ginnie Mae I Pool 7% 2/15/2032	3,825	3,936
Ginnie Mae I Pool 7% 2/15/2032	2,554	2,603
Ginnie Mae I Pool 7% 2/15/2032	1,249	1,286
Ginnie Mae I Pool 7% 2/15/2032	452	465
Ginnie Mae I Pool 7% 2/15/2032	319	324
Ginnie Mae I Pool 7% 2/15/2032	299	308
Ginnie Mae I Pool 7% 3/15/2028	496	501
Ginnie Mae I Pool 7% 3/15/2028	286	289
Ginnie Mae I Pool 7% 3/15/2028	222	224
Ginnie Mae I Pool 7% 3/15/2028	167	168
Ginnie Mae I Pool 7% 3/15/2028	118	119
Ginnie Mae I Pool 7% 3/15/2028	91	92
Ginnie Mae I Pool 7% 3/15/2028	90	91
Ginnie Mae I Pool 7% 3/15/2028	51	51
Ginnie Mae I Pool 7% 3/15/2029	700	712
Ginnie Mae I Pool 7% 3/15/2029	321	327
Ginnie Mae I Pool 7% 3/15/2029	177	179
Ginnie Mae I Pool 7% 3/15/2029	79	80
Ginnie Mae I Pool 7% 3/15/2029	51	51
Ginnie Mae I Pool 7% 3/15/2029	45	45
Ginnie Mae I Pool 7% 3/15/2031	8,082	8,273
Ginnie Mae I Pool 7% 3/15/2031	765	775
Ginnie Mae I Pool 7% 3/15/2031	284	292
Ginnie Mae I Pool 7% 3/15/2031	270	277
Ginnie Mae I Pool 7% 3/15/2031	201	206
Ginnie Mae I Pool 7% 3/15/2032	1,791	1,847
Ginnie Mae I Pool 7% 3/15/2032	777	801
Ginnie Mae I Pool 7% 3/15/2032	624	644
Ginnie Mae I Pool 7% 3/15/2032	283	291
Ginnie Mae I Pool 7% 3/15/2032	189	194
Ginnie Mae I Pool 7% 3/15/2032	145	149
Ginnie Mae I Pool 7% 3/15/2032	109	111
Ginnie Mae I Pool 7% 3/15/2032	23	24
Ginnie Mae I Pool 7% 4/15/2028	487	494
Ginnie Mae I Pool 7% 4/15/2028	305	309
Ginnie Mae I Pool 7% 4/15/2028	221	223
Ginnie Mae I Pool 7% 4/15/2028	175	177
Ginnie Mae I Pool 7% 4/15/2028	108	109
Ginnie Mae I Pool 7% 4/15/2028	75	76
Ginnie Mae I Pool 7% 4/15/2028	47	48
Ginnie Mae I Pool 7% 4/15/2028	35	36
Ginnie Mae I Pool 7% 4/15/2028	15	15
Ginnie Mae I Pool 7% 4/15/2028	12	12
Ginnie Mae I Pool 7% 4/15/2029	474	482
Ginnie Mae I Pool 7% 4/15/2029	45	46
Ginnie Mae I Pool 7% 4/15/2029	24	25
Ginnie Mae I Pool 7% 4/15/2030	439	450
Ginnie Mae I Pool 7% 4/15/2031	2,454	2,520
Ginnie Mae I Pool 7% 4/15/2031	849	873
Ginnie Mae I Pool 7% 4/15/2031	493	507
Ginnie Mae I Pool 7% 4/15/2031	205	211
Ginnie Mae I Pool 7% 4/15/2031	108	111
Ginnie Mae I Pool 7% 4/15/2032	9,951	10,225
Ginnie Mae I Pool 7% 4/15/2032	2,794	2,883
Ginnie Mae I Pool 7% 4/15/2032	1,440	1,482
Ginnie Mae I Pool 7% 4/15/2032	1,210	1,246
Ginnie Mae I Pool 7% 4/15/2032	997	1,028
Ginnie Mae I Pool 7% 4/15/2032	429	440
Ginnie Mae I Pool 7% 4/15/2032	380	390
Ginnie Mae I Pool 7% 4/15/2032	267	275
Ginnie Mae I Pool 7% 4/15/2032	239	240
Ginnie Mae I Pool 7% 4/15/2032	227	234
Ginnie Mae I Pool 7% 4/15/2032	220	226
Ginnie Mae I Pool 7% 4/15/2032	95	96
Ginnie Mae I Pool 7% 4/20/2032	36,801	38,073
Ginnie Mae I Pool 7% 5/15/2027	6	6
Ginnie Mae I Pool 7% 5/15/2028	861	870
Ginnie Mae I Pool 7% 5/15/2028	662	671
Ginnie Mae I Pool 7% 5/15/2028	371	373
Ginnie Mae I Pool 7% 5/15/2028	306	311
Ginnie Mae I Pool 7% 5/15/2028	61	62
Ginnie Mae I Pool 7% 5/15/2028	38	39
Ginnie Mae I Pool 7% 5/15/2028	33	34
Ginnie Mae I Pool 7% 5/15/2028	20	20
Ginnie Mae I Pool 7% 5/15/2028	19	19
Ginnie Mae I Pool 7% 5/15/2029	324	330
Ginnie Mae I Pool 7% 5/15/2030	248	252
Ginnie Mae I Pool 7% 5/15/2031	11,060	11,364
Ginnie Mae I Pool 7% 5/15/2031	850	869
Ginnie Mae I Pool 7% 5/15/2031	439	451
Ginnie Mae I Pool 7% 5/15/2031	192	194
Ginnie Mae I Pool 7% 5/15/2032	14,104	14,555
Ginnie Mae I Pool 7% 5/15/2032	3,521	3,622
Ginnie Mae I Pool 7% 5/15/2032	1,691	1,746
Ginnie Mae I Pool 7% 5/15/2032	1,543	1,588
Ginnie Mae I Pool 7% 5/15/2032	1,546	1,588
Ginnie Mae I Pool 7% 5/15/2032	1,389	1,434
Ginnie Mae I Pool 7% 5/15/2032	785	804
Ginnie Mae I Pool 7% 5/15/2032	764	786
Ginnie Mae I Pool 7% 5/15/2032	484	491
Ginnie Mae I Pool 7% 5/15/2032	407	416
Ginnie Mae I Pool 7% 5/15/2032	362	372
Ginnie Mae I Pool 7% 5/15/2032	306	315
Ginnie Mae I Pool 7% 5/15/2032	260	267
Ginnie Mae I Pool 7% 5/15/2032	91	94
Ginnie Mae I Pool 7% 5/15/2032	47	48
Ginnie Mae I Pool 7% 6/15/2028	3,311	3,347
Ginnie Mae I Pool 7% 6/15/2028	1,395	1,412
Ginnie Mae I Pool 7% 6/15/2028	491	497
Ginnie Mae I Pool 7% 6/15/2028	485	492
Ginnie Mae I Pool 7% 6/15/2028	407	413
Ginnie Mae I Pool 7% 6/15/2028	327	331
Ginnie Mae I Pool 7% 6/15/2028	239	242
Ginnie Mae I Pool 7% 6/15/2028	202	204
Ginnie Mae I Pool 7% 6/15/2028	175	177
Ginnie Mae I Pool 7% 6/15/2028	143	145
Ginnie Mae I Pool 7% 6/15/2028	141	143
Ginnie Mae I Pool 7% 6/15/2028	120	121
Ginnie Mae I Pool 7% 6/15/2028	59	60
Ginnie Mae I Pool 7% 6/15/2028	57	58
Ginnie Mae I Pool 7% 6/15/2028	55	56
Ginnie Mae I Pool 7% 6/15/2028	38	38
Ginnie Mae I Pool 7% 6/15/2028	17	17
Ginnie Mae I Pool 7% 6/15/2029	2,691	2,744
Ginnie Mae I Pool 7% 6/15/2029	249	254
Ginnie Mae I Pool 7% 6/15/2029	160	164
Ginnie Mae I Pool 7% 6/15/2029	112	115
Ginnie Mae I Pool 7% 6/15/2029	110	112
Ginnie Mae I Pool 7% 6/15/2031	20,912	21,503
Ginnie Mae I Pool 7% 6/15/2031	2,754	2,831
Ginnie Mae I Pool 7% 6/15/2031	1,162	1,195
Ginnie Mae I Pool 7% 6/15/2031	548	564
Ginnie Mae I Pool 7% 6/15/2031	25	25
Ginnie Mae I Pool 7% 6/15/2032	1,820	1,870
Ginnie Mae I Pool 7% 6/15/2032	956	981
Ginnie Mae I Pool 7% 6/15/2032	499	515
Ginnie Mae I Pool 7% 6/15/2032	461	472
Ginnie Mae I Pool 7% 6/15/2032	335	345
Ginnie Mae I Pool 7% 6/15/2032	324	334
Ginnie Mae I Pool 7% 6/15/2032	281	290
Ginnie Mae I Pool 7% 6/15/2032	70	72
Ginnie Mae I Pool 7% 7/15/2028	573	580
Ginnie Mae I Pool 7% 7/15/2028	291	295
Ginnie Mae I Pool 7% 7/15/2028	287	290
Ginnie Mae I Pool 7% 7/15/2028	111	112
Ginnie Mae I Pool 7% 7/15/2028	91	92
Ginnie Mae I Pool 7% 7/15/2028	88	89
Ginnie Mae I Pool 7% 7/15/2028	85	85
Ginnie Mae I Pool 7% 7/15/2028	77	78
Ginnie Mae I Pool 7% 7/15/2028	36	36
Ginnie Mae I Pool 7% 7/15/2028	34	34
Ginnie Mae I Pool 7% 7/15/2029	640	653
Ginnie Mae I Pool 7% 7/15/2029	480	489
Ginnie Mae I Pool 7% 7/15/2029	350	355
Ginnie Mae I Pool 7% 7/15/2029	238	242
Ginnie Mae I Pool 7% 7/15/2029	34	34
Ginnie Mae I Pool 7% 7/15/2031	12,030	12,365
Ginnie Mae I Pool 7% 7/15/2031	8,622	8,866
Ginnie Mae I Pool 7% 7/15/2031	3,747	3,842
Ginnie Mae I Pool 7% 7/15/2031	1,904	1,960
Ginnie Mae I Pool 7% 7/15/2031	1,193	1,225
Ginnie Mae I Pool 7% 7/15/2031	480	491
Ginnie Mae I Pool 7% 7/15/2031	269	275
Ginnie Mae I Pool 7% 7/15/2031	4	4
Ginnie Mae I Pool 7% 7/15/2032	6,136	6,318
Ginnie Mae I Pool 7% 7/15/2032	976	1,009
Ginnie Mae I Pool 7% 7/15/2032	735	753
Ginnie Mae I Pool 7% 7/15/2032	542	557
Ginnie Mae I Pool 7% 7/15/2032	530	547
Ginnie Mae I Pool 7% 7/15/2032	501	517
Ginnie Mae I Pool 7% 7/15/2032	110	114
Ginnie Mae I Pool 7% 8/15/2028	32	33
Ginnie Mae I Pool 7% 8/15/2029	82	84
Ginnie Mae I Pool 7% 8/15/2029	34	34
Ginnie Mae I Pool 7% 8/15/2029	17	17
Ginnie Mae I Pool 7% 8/15/2031	1,429	1,470
Ginnie Mae I Pool 7% 8/15/2031	906	933
Ginnie Mae I Pool 7% 8/15/2031	668	687
Ginnie Mae I Pool 7% 8/15/2031	465	479
Ginnie Mae I Pool 7% 8/15/2031	360	370
Ginnie Mae I Pool 7% 8/15/2031	272	279
Ginnie Mae I Pool 7% 8/15/2031	248	255
Ginnie Mae I Pool 7% 8/15/2032	25,173	25,919
Ginnie Mae I Pool 7% 8/15/2032	786	805
Ginnie Mae I Pool 7% 8/15/2032	475	488
Ginnie Mae I Pool 7% 8/15/2032	458	473
Ginnie Mae I Pool 7% 8/15/2032	370	382
Ginnie Mae I Pool 7% 8/15/2032	318	327
Ginnie Mae I Pool 7% 8/15/2032	227	233
Ginnie Mae I Pool 7% 8/15/2032	100	100
Ginnie Mae I Pool 7% 9/15/2027	27	27
Ginnie Mae I Pool 7% 9/15/2028	506	514
Ginnie Mae I Pool 7% 9/15/2028	108	110
Ginnie Mae I Pool 7% 9/15/2028	71	72
Ginnie Mae I Pool 7% 9/15/2028	51	52
Ginnie Mae I Pool 7% 9/15/2028	48	48
Ginnie Mae I Pool 7% 9/15/2028	23	23
Ginnie Mae I Pool 7% 9/15/2029	45	45
Ginnie Mae I Pool 7% 9/15/2031	1,878	1,933
Ginnie Mae I Pool 7% 9/15/2031	1,563	1,609
Ginnie Mae I Pool 7% 9/15/2031	1,236	1,272
Ginnie Mae I Pool 7% 9/15/2031	611	628
Ginnie Mae I Pool 7% 9/15/2031	457	470
Ginnie Mae I Pool 7% 9/15/2031	155	159
Ginnie Mae I Pool 7% 9/15/2031	126	130
Ginnie Mae I Pool 7% 9/15/2031	62	64
Ginnie Mae I Pool 7% 9/15/2032	65,643	67,364
Ginnie Mae I Pool 7.5% 1/15/2031	261	270
Ginnie Mae I Pool 7.5% 1/15/2031	78	80
Ginnie Mae I Pool 7.5% 10/15/2027	590	598
Ginnie Mae I Pool 7.5% 10/15/2027	562	565
Ginnie Mae I Pool 7.5% 10/15/2027	419	425
Ginnie Mae I Pool 7.5% 10/15/2027	398	403
Ginnie Mae I Pool 7.5% 10/15/2027	134	135
Ginnie Mae I Pool 7.5% 10/15/2027	81	82
Ginnie Mae I Pool 7.5% 10/15/2027	58	59
Ginnie Mae I Pool 7.5% 10/15/2027	30	31
Ginnie Mae I Pool 7.5% 10/15/2027	29	30
Ginnie Mae I Pool 7.5% 10/15/2027	21	21
Ginnie Mae I Pool 7.5% 11/15/2027	58	58
Ginnie Mae I Pool 7.5% 11/15/2027	40	40
Ginnie Mae I Pool 7.5% 11/15/2027	31	31
Ginnie Mae I Pool 7.5% 12/15/2027	301	306
Ginnie Mae I Pool 7.5% 12/15/2027	232	235
Ginnie Mae I Pool 7.5% 12/15/2027	217	219
Ginnie Mae I Pool 7.5% 12/15/2027	23	23
Ginnie Mae I Pool 7.5% 2/15/2027	53	54
Ginnie Mae I Pool 7.5% 3/15/2028	229	234
Ginnie Mae I Pool 7.5% 3/15/2031	1,082	1,126
Ginnie Mae I Pool 7.5% 4/15/2027	336	338
Ginnie Mae I Pool 7.5% 4/15/2027	159	160
Ginnie Mae I Pool 7.5% 4/15/2027	77	78
Ginnie Mae I Pool 7.5% 4/15/2027	58	58
Ginnie Mae I Pool 7.5% 4/15/2027	54	54
Ginnie Mae I Pool 7.5% 4/15/2027	40	40
Ginnie Mae I Pool 7.5% 4/15/2027	24	24
Ginnie Mae I Pool 7.5% 4/15/2027	15	15
Ginnie Mae I Pool 7.5% 4/15/2027	15	15
Ginnie Mae I Pool 7.5% 4/15/2027	6	6
Ginnie Mae I Pool 7.5% 5/15/2027	91	91
Ginnie Mae I Pool 7.5% 5/15/2027	57	58
Ginnie Mae I Pool 7.5% 5/15/2027	4	4
Ginnie Mae I Pool 7.5% 6/15/2027	412	415
Ginnie Mae I Pool 7.5% 6/15/2027	283	285
Ginnie Mae I Pool 7.5% 6/15/2027	122	122
Ginnie Mae I Pool 7.5% 6/15/2027	77	77
Ginnie Mae I Pool 7.5% 6/15/2027	70	71
Ginnie Mae I Pool 7.5% 6/15/2027	36	36
Ginnie Mae I Pool 7.5% 6/15/2027	17	17
Ginnie Mae I Pool 7.5% 6/15/2027	16	16
Ginnie Mae I Pool 7.5% 6/15/2027	6	6
Ginnie Mae I Pool 7.5% 7/15/2027	697	705
Ginnie Mae I Pool 7.5% 7/15/2027	585	592
Ginnie Mae I Pool 7.5% 7/15/2027	253	255
Ginnie Mae I Pool 7.5% 7/15/2027	215	217
Ginnie Mae I Pool 7.5% 7/15/2027	207	208
Ginnie Mae I Pool 7.5% 7/15/2027	160	162
Ginnie Mae I Pool 7.5% 7/15/2027	157	159
Ginnie Mae I Pool 7.5% 7/15/2027	68	69
Ginnie Mae I Pool 7.5% 7/15/2027	21	22
Ginnie Mae I Pool 7.5% 7/15/2027	22	22
Ginnie Mae I Pool 7.5% 7/15/2028	1,342	1,370
Ginnie Mae I Pool 7.5% 7/15/2029	214	219
Ginnie Mae I Pool 7.5% 8/15/2026	3	3
Ginnie Mae I Pool 7.5% 8/15/2027	769	778
Ginnie Mae I Pool 7.5% 8/15/2027	331	335
Ginnie Mae I Pool 7.5% 8/15/2027	252	254
Ginnie Mae I Pool 7.5% 8/15/2027	115	116
Ginnie Mae I Pool 7.5% 8/15/2027	64	64
Ginnie Mae I Pool 7.5% 8/15/2027	36	36
Ginnie Mae I Pool 7.5% 8/15/2027	25	25
Ginnie Mae I Pool 7.5% 8/15/2027	7	7
Ginnie Mae I Pool 7.5% 8/15/2028	655	670
Ginnie Mae I Pool 7.5% 8/15/2028	455	462
Ginnie Mae I Pool 7.5% 8/15/2028	351	359
Ginnie Mae I Pool 7.5% 8/15/2028	269	275
Ginnie Mae I Pool 7.5% 8/15/2028	107	109
Ginnie Mae I Pool 7.5% 8/15/2028	9	9
Ginnie Mae I Pool 7.5% 8/15/2029	56	57
Ginnie Mae I Pool 7.5% 9/15/2027	754	764
Ginnie Mae I Pool 7.5% 9/15/2027	60	60
Ginnie Mae I Pool 7.5% 9/15/2027	37	38
Ginnie Mae I Pool 7.5% 9/15/2027	9	9
Ginnie Mae I Pool 7.5% 9/15/2028	817	836
Ginnie Mae I Pool 7.5% 9/15/2031	2,071	2,143
Ginnie Mae I Pool 8% 1/15/2028	436	442
Ginnie Mae I Pool 8% 10/15/2029	134	137
Ginnie Mae I Pool 8% 11/15/2027	83	84
Ginnie Mae I Pool 8% 12/15/2027	455	461
Ginnie Mae I Pool 8% 12/15/2027	145	147
Ginnie Mae I Pool 8% 12/15/2027	105	106
Ginnie Mae I Pool 8% 12/15/2027	46	47
Ginnie Mae I Pool 8% 7/15/2027	137	138
Ginnie Mae I Pool 8% 8/15/2027	38	38
Ginnie Mae I Pool 8% 8/15/2027	33	33
Ginnie Mae I Pool 8% 9/15/2026	2	2
Ginnie Mae I Pool 8% 9/15/2029	72	73
Ginnie Mae I Pool 8.5% 1/15/2031	2,515	2,605
Ginnie Mae I Pool 8.5% 11/15/2027	40	40
Ginnie Mae I Pool 8.5% 11/15/2031	75	77
Ginnie Mae I Pool 8.5% 12/15/2029	128	132
Ginnie Mae I Pool 8.5% 4/15/2030	568	583
Ginnie Mae I Pool 8.5% 7/15/2030	3,663	3,776
Ginnie Mae I Pool 8.5% 8/15/2029	781	799
Ginnie Mae II Pool 2% 1/20/2051	117,630,364	96,986,294
Ginnie Mae II Pool 2% 12/20/2051	123,446	101,781
Ginnie Mae II Pool 2% 2/20/2052	55,106,493	45,435,331
Ginnie Mae II Pool 2% 3/20/2051	576,625	475,428
Ginnie Mae II Pool 2% 3/20/2052	47,293,943	38,993,880
Ginnie Mae II Pool 2% 4/1/2056 (g)	121,200,000	99,848,911
Ginnie Mae II Pool 2% 5/1/2056 (g)	84,625,000	69,684,059
Ginnie Mae II Pool 2% 5/20/2051	5,917,067	4,878,625
Ginnie Mae II Pool 2% 8/20/2050	1,037,894	857,041
Ginnie Mae II Pool 2% 8/20/2051	96,155,262	79,280,062
Ginnie Mae II Pool 2% 9/20/2050	18,934,736	15,635,368
Ginnie Mae II Pool 2% 9/20/2051	232,561	191,747
Ginnie Mae II Pool 2.5% 10/20/2051	575,337	494,256
Ginnie Mae II Pool 2.5% 12/20/2051	2,591,016	2,225,869
Ginnie Mae II Pool 2.5% 2/20/2052	148,134	127,257
Ginnie Mae II Pool 2.5% 4/1/2056 (g)	65,200,000	55,974,057
Ginnie Mae II Pool 2.5% 4/20/2052	11,842,206	10,173,308
Ginnie Mae II Pool 2.5% 6/20/2051	16,000,072	13,745,214
Ginnie Mae II Pool 2.5% 7/20/2051	122,509	105,244
Ginnie Mae II Pool 2.5% 8/20/2051	39,313,692	33,773,292
Ginnie Mae II Pool 3% 1/20/2032	2,474,552	2,411,390
Ginnie Mae II Pool 3% 10/20/2031	811,247	791,313
Ginnie Mae II Pool 3% 10/20/2049	74,252	66,586
Ginnie Mae II Pool 3% 11/20/2031	869,926	847,994
Ginnie Mae II Pool 3% 12/20/2031	1,317,108	1,284,326
Ginnie Mae II Pool 3% 12/20/2046	5,036,915	4,562,561
Ginnie Mae II Pool 3% 2/20/2031	101,862	99,628
Ginnie Mae II Pool 3% 3/20/2031	205,794	201,208
Ginnie Mae II Pool 3% 3/20/2050	3,742,174	3,348,823
Ginnie Mae II Pool 3% 4/20/2031	776,110	758,556
Ginnie Mae II Pool 3% 4/20/2052	20,454,655	18,253,468
Ginnie Mae II Pool 3% 5/20/2031	1,668,637	1,630,343
Ginnie Mae II Pool 3% 5/20/2050	1,408,329	1,260,295
Ginnie Mae II Pool 3% 5/20/2051	3,128,990	2,793,834
Ginnie Mae II Pool 3% 5/20/2052	66,761,218	59,576,843
Ginnie Mae II Pool 3% 6/20/2050	25,879	23,150
Ginnie Mae II Pool 3% 6/20/2051	828,975	740,284
Ginnie Mae II Pool 3% 7/20/2031	21,869	21,353
Ginnie Mae II Pool 3% 7/20/2051	1,050,793	939,028
Ginnie Mae II Pool 3% 8/20/2031	256,392	250,257
Ginnie Mae II Pool 3% 8/20/2051	1,247,921	1,115,188
Ginnie Mae II Pool 3% 9/20/2031	102,335	99,853
Ginnie Mae II Pool 3% 9/20/2051	16,314	14,563
Ginnie Mae II Pool 3.5% 1/20/2042	12,953	12,311
Ginnie Mae II Pool 3.5% 1/20/2044	19,132	18,051
Ginnie Mae II Pool 3.5% 10/20/2040	5,499	5,238
Ginnie Mae II Pool 3.5% 10/20/2041	8,972	8,528
Ginnie Mae II Pool 3.5% 10/20/2043	3,856	3,641
Ginnie Mae II Pool 3.5% 11/20/2041	1,093,395	1,039,441
Ginnie Mae II Pool 3.5% 11/20/2043	8,064	7,614
Ginnie Mae II Pool 3.5% 12/20/2040	2,086	1,988
Ginnie Mae II Pool 3.5% 12/20/2041	5,186,708	4,930,822
Ginnie Mae II Pool 3.5% 2/20/2043	149,537	141,503
Ginnie Mae II Pool 3.5% 3/20/2043	183,702	173,794
Ginnie Mae II Pool 3.5% 4/20/2043	330,107	312,234
Ginnie Mae II Pool 3.5% 4/20/2044	4,171	3,932
Ginnie Mae II Pool 3.5% 5/20/2043	5,426,914	5,110,052
Ginnie Mae II Pool 3.5% 5/20/2046	218,338	204,651
Ginnie Mae II Pool 3.5% 5/20/2046	52,270	48,993
Ginnie Mae II Pool 3.5% 7/20/2043	113,973	107,773
Ginnie Mae II Pool 3.5% 8/20/2043	5,458	5,158
Ginnie Mae II Pool 3.5% 9/20/2040	9,426	8,977
Ginnie Mae II Pool 3.5% 9/20/2043	4,399,338	4,154,859
Ginnie Mae II Pool 4% 1/20/2041	1,099,970	1,065,031
Ginnie Mae II Pool 4% 1/20/2042	1,162,151	1,123,189
Ginnie Mae II Pool 4% 1/20/2045	375,637	360,860
Ginnie Mae II Pool 4% 1/20/2046	44,581	42,717
Ginnie Mae II Pool 4% 10/20/2040	730,508	707,487
Ginnie Mae II Pool 4% 10/20/2041	3,116,114	3,012,974
Ginnie Mae II Pool 4% 11/20/2040	2,887,405	2,795,612
Ginnie Mae II Pool 4% 11/20/2041	101,658	98,266
Ginnie Mae II Pool 4% 12/20/2040	59,920	58,026
Ginnie Mae II Pool 4% 12/20/2041	875,221	845,876
Ginnie Mae II Pool 4% 2/20/2041	88,628	85,799
Ginnie Mae II Pool 4% 3/20/2041	192,703	186,547
Ginnie Mae II Pool 4% 3/20/2046	13,982	13,401
Ginnie Mae II Pool 4% 3/20/2047	129,748	124,114
Ginnie Mae II Pool 4% 4/1/2056 (g)	10,900,000	10,197,886
Ginnie Mae II Pool 4% 4/20/2042	619,262	598,187
Ginnie Mae II Pool 4% 4/20/2047	3,673,388	3,513,871
Ginnie Mae II Pool 4% 5/20/2046	3,426,412	3,282,094
Ginnie Mae II Pool 4% 6/20/2042	8,477	8,186
Ginnie Mae II Pool 4% 8/20/2041	21,338	20,634
Ginnie Mae II Pool 4% 8/20/2043	291,003	280,344
Ginnie Mae II Pool 4% 9/20/2040	845,086	818,419
Ginnie Mae II Pool 4.5% 1/20/2041	211,017	209,604
Ginnie Mae II Pool 4.5% 10/20/2035	2,337	2,329
Ginnie Mae II Pool 4.5% 10/20/2039	32,605	31,896
Ginnie Mae II Pool 4.5% 10/20/2040	458,966	448,899
Ginnie Mae II Pool 4.5% 10/20/2040	45,180	44,884
Ginnie Mae II Pool 4.5% 11/20/2040	192,974	188,522
Ginnie Mae II Pool 4.5% 11/20/2040	45,589	45,286
Ginnie Mae II Pool 4.5% 11/20/2054	44,511,439	43,029,199
Ginnie Mae II Pool 4.5% 12/20/2039	181,546	177,655
Ginnie Mae II Pool 4.5% 12/20/2040	92,057	89,943
Ginnie Mae II Pool 4.5% 2/20/2041	1,104,368	1,096,913
Ginnie Mae II Pool 4.5% 2/20/2041	7,937	7,754
Ginnie Mae II Pool 4.5% 3/20/2036	15,816	15,761
Ginnie Mae II Pool 4.5% 3/20/2041	72,069	71,583
Ginnie Mae II Pool 4.5% 4/20/2040	86,306	84,379
Ginnie Mae II Pool 4.5% 4/20/2041	457,045	453,933
Ginnie Mae II Pool 4.5% 5/20/2040	78,137	77,645
Ginnie Mae II Pool 4.5% 5/20/2041	4,585,869	4,554,386
Ginnie Mae II Pool 4.5% 6/20/2033	7,163	7,144
Ginnie Mae II Pool 4.5% 6/20/2039	35,825	35,075
Ginnie Mae II Pool 4.5% 6/20/2040	83,651	81,874
Ginnie Mae II Pool 4.5% 6/20/2041	1,240,021	1,231,375
Ginnie Mae II Pool 4.5% 7/20/2039	6,838	6,785
Ginnie Mae II Pool 4.5% 7/20/2040	86,847	86,286
Ginnie Mae II Pool 4.5% 7/20/2040	7,348	7,190
Ginnie Mae II Pool 4.5% 8/20/2040	9,461	9,399
Ginnie Mae II Pool 4.5% 9/20/2040	815,398	810,064
Ginnie Mae II Pool 5% 12/20/2054	7,922,330	7,887,188
Ginnie Mae II Pool 5% 9/20/2033	322,582	325,386
Ginnie Mae II Pool 5.5% 12/20/2054	6,346,284	6,405,142
Ginnie Mae II Pool 5.5% 4/1/2056 (g)	655,200,000	658,823,322
Ginnie Mae II Pool 5.5% 5/1/2056 (g)	434,900,000	436,421,672
Ginnie Mae II Pool 6% 11/20/2031	8,849	9,070
Ginnie Mae II Pool 6% 12/20/2054	6,103,050	6,218,578
Ginnie Mae II Pool 6% 4/1/2056 (g)	153,550,000	156,081,180
Ginnie Mae II Pool 6% 5/1/2056 (g)	148,700,000	150,971,155
Ginnie Mae II Pool 6% 5/20/2032	40,780	41,885
Ginnie Mae II Pool 6.5% 1/20/2032	353	367
Ginnie Mae II Pool 6.5% 11/20/2031	1,576	1,637
Ginnie Mae II Pool 6.5% 3/20/2031	1,931	2,006
Ginnie Mae II Pool 6.5% 4/1/2056 (g)	35,825,000	37,224,414
Ginnie Mae II Pool 6.5% 4/20/2031	222	231
Ginnie Mae II Pool 6.5% 5/1/2056 (g)	35,825,000	37,115,259
Ginnie Mae II Pool 6.5% 6/20/2031	210	219
Ginnie Mae II Pool 6.5% 7/20/2031	266	276
Ginnie Mae II Pool 6.5% 8/20/2031	257	266
Ginnie Mae II Pool 7% 2/20/2032	10,918	11,304
Ginnie Mae II Pool 7% 3/20/2032	5,637	5,840
Uniform Mortgage Backed Securities 2% 4/1/2056 (g)	766,850,000	616,325,704
Uniform Mortgage Backed Securities 2% 5/1/2056 (g)	279,675,000	224,690,448
Uniform Mortgage Backed Securities 2.5% 4/1/2056 (g)	130,300,000	109,533,438
Uniform Mortgage Backed Securities 3.5% 4/1/2056 (g)	15,800,000	14,475,515
Uniform Mortgage Backed Securities 4.5% 4/1/2056 (g)	52,500,000	50,621,487
Uniform Mortgage Backed Securities 5% 4/1/2041 (g)	314,075,000	316,172,927
Uniform Mortgage Backed Securities 5% 4/1/2056 (g)	270,325,000	266,449,648
Uniform Mortgage Backed Securities 5% 5/1/2041 (g)	70,000,000	70,401,947
Uniform Mortgage Backed Securities 5.5% 4/1/2056 (g)	219,400,000	220,317,026
Uniform Mortgage Backed Securities 6% 4/1/2056 (g)	491,625,000	500,958,206
Uniform Mortgage Backed Securities 6% 5/1/2056 (g)	230,425,000	234,511,449
Uniform Mortgage Backed Securities 7% 4/1/2056 (g)	16,750,000	17,611,054
TOTAL UNITED STATES		8,313,235,276
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,493,333,871)		8,313,235,276

U.S. Treasury Obligations - 50.2%
	Yield (%) (o)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	2.09 to 2.15	120,053,000	65,949,428
US Treasury Bonds 2% 8/15/2051	1.95 to 1.99	693,544,000	394,859,525
US Treasury Bonds 2.875% 5/15/2052	2.97 to 3.16	556,400,000	385,872,091
US Treasury Bonds 3% 2/15/2049	2.93 to 3.06	271,460,000	198,261,234
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.81	193,384,000	155,205,767
US Treasury Bonds 3.625% 5/15/2053	3.92 to 4.31	192,000,000	153,952,500
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	129,398,000	111,176,134
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	522,303,000	458,035,245
US Treasury Bonds 4.25% 2/15/2054 (f)	4.36 to 4.53	1,126,475,000	1,009,075,184
US Treasury Bonds 4.25% 8/15/2054	4.63 to 4.65	110,733,000	99,175,243
US Treasury Bonds 4.5% 2/15/2044	4.71 to 4.76	423,952,000	405,420,660
US Treasury Bonds 4.625% 11/15/2044	4.61 to 5.12	72,320,000	69,978,075
US Treasury Bonds 4.625% 11/15/2045	4.65	170,000	163,970
US Treasury Bonds 4.625% 11/15/2055	4.79	81,000,000	77,392,969
US Treasury Bonds 4.625% 5/15/2054	4.45 to 4.64	192,000,000	183,067,500
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.98	281,659,000	274,254,450
US Treasury Bonds 4.75% 8/15/2055	4.69 to 4.92	183,780,000	179,099,353
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.75	679,898,000	677,667,085
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	20,182,085	18,775,622
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.62 to 2.72	9,825,146	9,133,692
US Treasury Notes 2.75% 8/15/2032	2.75 to 2.79	813,762,000	752,634,485
US Treasury Notes 2.875% 5/15/2032	2.96 to 3.16	763,588,000	714,133,750
US Treasury Notes 3.375% 5/15/2033	3.79 to 3.98	465,000,000	442,966,993
US Treasury Notes 3.5% 2/15/2029	3.47 to 3.60	62,751,000	62,206,831
US Treasury Notes 3.5% 2/15/2033	3.92 to 3.94	470,900,000	453,094,094
US Treasury Notes 3.5% 3/15/2029	3.83	60,000	59,470
US Treasury Notes 3.5% 4/30/2030	3.65	528,900,000	520,842,536
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	251,500,000	248,415,197
US Treasury Notes 3.625% 9/30/2031	3.93 to 3.95	609,000,000	597,462,306
US Treasury Notes 3.75% 1/31/2031	3.65	63,000,000	62,463,516
US Treasury Notes 3.75% 10/31/2032	3.95	177,500,000	173,804,395
US Treasury Notes 3.75% 2/28/2033	3.92	9,150,000	8,941,266
US Treasury Notes 3.75% 5/31/2030	4.00 to 4.01	514,100,000	510,967,203
US Treasury Notes 3.75% 6/30/2030	3.91 to 4.12	543,000,000	539,478,982
US Treasury Notes 3.75% 8/31/2031	3.59	660,000,000	651,801,559
US Treasury Notes 3.875% 12/31/2032	3.94 to 3.95	514,500,000	507,043,768
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	1,134,063,000	1,113,286,614
US Treasury Notes 3.875% 8/15/2034	4.27 to 4.28	232,400,000	226,468,222
US Treasury Notes 4% 1/31/2033	3.74 to 4.07	264,200,000	262,177,219
US Treasury Notes 4% 11/15/2035	4.14 to 4.17	390,170,000	380,598,642
US Treasury Notes 4% 4/30/2032	4.26 to 4.27	313,000,000	311,838,476
US Treasury Notes 4% 7/31/2030	4.15 to 4.64	1,606,800,000	1,611,884,012
US Treasury Notes 4% 7/31/2032	3.92 to 3.93	392,000,000	390,024,688
US Treasury Notes 4.125% 10/31/2031	4.39	574,600,000	577,607,675
US Treasury Notes 4.125% 11/15/2032	3.73 to 3.75	825,807,000	826,097,321
US Treasury Notes 4.125% 2/15/2036	4.43 to 4.44	570,700,000	561,782,813
US Treasury Notes 4.125% 5/31/2032	4.05	8,625,000	8,648,430
US Treasury Notes 4.125% 7/31/2031	4.03	75,000,000	75,480,465
US Treasury Notes 4.25% 1/31/2030	4.31	461,200,000	467,037,063
US Treasury Notes 4.25% 11/15/2034	4.18	419,800,000	419,685,210
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.52	861,450,000	859,161,773
US Treasury Notes 4.25% 8/15/2035	4.04 to 4.26	1,542,250,000	1,536,466,563
US Treasury Notes 4.375% 5/15/2034	4.10 to 4.29	18,000,000	18,189,844
US Treasury Notes 4.5% 11/15/2033	4.27 to 4.29	355,600,000	362,962,029
US Treasury Notes 4.625% 2/15/2035	4.24	423,050,000	434,022,859
US Treasury Notes 4.75% 2/15/2045	4.85 to 4.96	25,740,000	25,291,561
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,589,587,857)			21,641,543,557

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p) (Cost $1,148,870,900)	3.69	1,148,641,761	1,148,871,489

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	29,420,000	949,683
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	47,480,000	875,614
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	27,050,000	583,406
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	15,730,000	573,501
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	12,870,000	474,433
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.855% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	36,000,000	571,160
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	46,310,000	1,230,783
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.305% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	31,170,000	1,929,495
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	25,580,000	1,574,485
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.3625% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	59,420,000	3,620,319
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	35,600,000	2,175,160

TOTAL PUT SWAPTIONS			14,558,039
Call Swaptions - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.837% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	47,480,000	665,822
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	27,050,000	373,889
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.855% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	36,000,000	474,758

TOTAL CALL SWAPTIONS			1,514,469
TOTAL PURCHASED SWAPTIONS (Cost $17,947,966)			16,072,508

TOTAL INVESTMENT IN SECURITIES - 109.8% (Cost $48,926,985,730)	47,392,907,965
NET OTHER ASSETS (LIABILITIES) - (9.8)%	(4,215,083,640)
NET ASSETS - 100.0%	43,177,824,325

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 4/1/2056	(96,650,000)	(79,623,740)
Ginnie Mae II Pool 4% 4/1/2056	(10,900,000)	(10,197,886)
Ginnie Mae II Pool 4% 5/1/2056	(10,900,000)	(10,191,500)
Ginnie Mae II Pool 5.5% 4/1/2056	(473,200,000)	(475,816,843)
Ginnie Mae II Pool 6% 4/1/2056	(95,225,000)	(96,794,727)
Ginnie Mae II Pool 6.5% 4/1/2056	(35,825,000)	(37,224,414)
Uniform Mortgage Backed Securities 2% 4/1/2056	(385,875,000)	(310,131,944)
Uniform Mortgage Backed Securities 2.5% 4/1/2056	(32,575,000)	(27,383,359)
Uniform Mortgage Backed Securities 3.5% 4/1/2056	(8,700,000)	(7,970,695)
Uniform Mortgage Backed Securities 4.5% 4/1/2056	(20,800,000)	(20,055,751)
Uniform Mortgage Backed Securities 5% 4/1/2041	(204,900,000)	(206,268,671)
Uniform Mortgage Backed Securities 5% 4/1/2056	(93,600,000)	(92,258,160)
Uniform Mortgage Backed Securities 5.5% 4/1/2056	(80,600,000)	(80,936,884)
Uniform Mortgage Backed Securities 6% 4/1/2056	(472,975,000)	(481,954,147)
Uniform Mortgage Backed Securities 6% 5/1/2056	(11,400,000)	(11,602,172)
Uniform Mortgage Backed Securities 6.5% 4/1/2056	(19,000,000)	(19,650,157)
Uniform Mortgage Backed Securities 7% 4/1/2056	(16,750,000)	(17,611,054)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,985,672,104)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,990,466,457)		(1,985,672,104)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.34% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	16,190,000	(996,945)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.36% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	21,100,000	(1,288,418)

TOTAL PUT SWAPTIONS			(2,285,363)
Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	16,190,000	(957,254)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	21,100,000	(1,265,331)

TOTAL CALL SWAPTIONS			(2,222,585)
TOTAL WRITTEN SWAPTIONS			(4,507,948)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	571	6/2026	63,381,000	425,911
CBOT 2Y US Treasury Notes Contracts (United States)	4,363	6/2026	905,220,242	(3,079,455)
CBOT 5Y US Treasury Notes Contracts (United States)	5,523	6/2026	597,433,266	(7,138,339)
CBOT US Treasury Ultra Bond Contracts (United States)	839	6/2026	97,586,188	(1,015,025)

TOTAL FUTURES CONTRACTS				(10,806,908)
The notional amount of long futures as a percentage of Net Assets is 3.8%.

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	13,100,000	(56,378)	(201,613)	(257,991)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	17,690,000	(76,132)	(152,599)	(228,731)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	16,000,000	(68,859)	(102,646)	(171,505)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	10,070,000	(43,338)	(104,060)	(147,398)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	20,000	3,665	(4,834)	(1,169)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	700,000	128,268	(175,878)	(47,610)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly	580,000	106,279	(158,448)	(52,169)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly	550,000	100,782	(159,088)	(58,306)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly	450,000	82,458	(113,620)	(31,162)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	20,000	3,665	(5,254)	(1,589)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	590,000	108,112	(133,336)	(25,224)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	130,000	23,821	(28,590)	(4,769)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	240,000	43,978	(38,641)	5,337
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	370,000	67,799	(58,261)	9,538
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	73,296	(60,175)	13,121
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,300,000	113,166	(48,530)	64,636
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	1,300,000	113,166	(49,924)	63,242
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,100,000	95,756	(41,619)	54,137
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,400,000	121,871	(52,969)	68,902
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly	1,000,000	87,051	(48,435)	38,616
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly	800,000	133,588	(125,643)	7,945
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	2,000,000	333,089	(291,348)	41,741
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	400,000	66,618	(57,536)	9,082
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	300,000	49,963	(42,320)	7,643
CMBX BBB- Series 19 Index		12/2058	Goldman Sachs & Co LLC	(3%)	Monthly	1,400,000	137,551	(99,886)	37,665
CMBX BBB- Series 19 Index		12/2058	JPMorgan Securities LLC	(3%)	Monthly	2,350,000	230,890	(178,007)	52,883
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly	1,850,000	181,764	(147,089)	34,675
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	26,115	(26,579)	(464)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	34,820	(35,439)	(619)

TOTAL BUY PROTECTION							2,222,824	(2,742,367)	(519,543)
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	35,930,000	154,632	783,516	938,148
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	20,930,000	90,076	469,383	559,459
CMBX AAA Series 15 Index	NR	11/2064	Citigroup Global Markets Ltd	0.5%	Monthly	1,447,930	(2,801)	18,959	16,158
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	275,000	(3,969)	6,529	2,560
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	900,000	(12,990)	21,503	8,513
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	14,100,000	(203,514)	233,616	30,102
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,400,000	(34,641)	37,555	2,914
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(1,443)	1,258	(185)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,450,000	(35,362)	36,042	680
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,800,000	(25,980)	47,853	21,873
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	14,200,000	(204,957)	238,529	33,572
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	32,000,000	(461,875)	537,918	76,043
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	6,400,000	(92,375)	82,063	(10,312)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,800,000	(25,980)	20,115	(5,865)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	16,000,000	(230,938)	180,624	(50,314)
CMBX AAA Series 17 Index	NR	12/2056	JPMorgan Securities LLC	0.5%	Monthly	3,500,000	(50,518)	38,192	(12,326)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	4,600,000	(66,395)	34,986	(31,409)
CMBX AAA Series 19 Index	NR	12/2058	Goldman Sachs & Co LLC	0.5%	Monthly	37,300,000	(72,205)	40,280	(31,925)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	8,500,000	(122,686)	127,693	5,007
CMBX AAA Series 16 Index	NR	4/2065	Citigroup Global Markets Ltd	0.5%	Monthly	6,540,651	(48,421)	54,242	5,821
CMBX AAA Series 16 Index	NR	4/2065	Citigroup Global Markets Ltd	0.5%	Monthly	28,059,891	(209,200)	211,538	2,338

TOTAL SELL PROTECTION							(1,661,542)	3,222,394	1,560,852
TOTAL CREDIT DEFAULT SWAPS							561,282	480,027	1,041,309

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	6/2028	1,424,792,000	4,129,311	0	4,129,311
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	6/2029	231,325,000	1,265,503	0	1,265,503
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2036	32,260,000	(133,271)	0	(133,271)
3.5%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2033	11,890,000	(9,782)	0	(9,782)
TOTAL INTEREST RATE SWAPS							5,251,761	0	5,251,761

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $19,692,249.

(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $26,324,203.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,695,290.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $2,303,578.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,862,153,308 or 15.9% of net assets.

(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Level 3 security.
(l)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(m)	Principal Only Strips represent the right to receive the monthly principal payments.
(n)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(o)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	517,949,578	5,516,855,135	4,885,942,641	15,486,731	9,417	-	1,148,871,489	1,148,641,761	1.8%
Fidelity Securities Lending Cash Central Fund	-	2,881,710,209	2,881,746,450	241,348	36,241	-	-	-	0.0%
Total	517,949,578	8,398,565,344	7,767,689,091	15,728,079	45,658	-	1,148,871,489

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	3,989,544,716	-	3,989,544,716	-

Bank Notes
Financials	56,766,645	-	56,766,645	-

Collateralized Mortgage Obligations	652,942,835	-	652,942,835	-

Commercial Mortgage Securities	2,283,991,638	-	2,280,466,808	3,524,830

Foreign Government and Government Agency Obligations	8,720,879	-	8,720,879	-

Municipal Securities
General Obligations	25,221,210	-	25,221,210	-

Non-Convertible Corporate Bonds
Communication Services	683,741,860	-	683,741,860	-
Consumer Discretionary	169,690,450	-	169,690,450	-
Consumer Staples	175,614,555	-	175,614,555	-
Energy	1,065,943,354	-	1,065,943,354	-
Financials	4,061,818,861	-	4,061,818,861	-
Health Care	596,373,581	-	596,373,581	-
Industrials	356,317,907	-	356,317,907	-
Information Technology	513,610,506	-	513,610,506	-
Materials	107,314,830	-	107,314,830	-
Real Estate	1,033,113,277	-	1,033,113,277	-
Utilities	492,458,031	-	492,458,031	-

U.S. Government Agency - Mortgage Securities	8,313,235,276	-	8,313,235,276	-

U.S. Treasury Obligations	21,641,543,557	-	21,641,543,557	-

Money Market Funds	1,148,871,489	1,148,871,489	-	-

Purchased Swaptions	16,072,508	2,175,160	13,897,348	-
Total Investments in Securities:	47,392,907,965	1,151,046,649	46,238,336,486	3,524,830
Derivative Instruments:

Assets
Futures Contracts	425,911	425,911	-	-
Swaps	8,107,053	-	8,107,053	-
Total Assets	8,532,964	425,911	8,107,053	-

Liabilities
Futures Contracts	(11,232,819)	(11,232,819)	-	-
Swaps	(2,294,010)	-	(2,294,010)	-
Written Swaptions	(4,507,948)	-	(4,507,948)	-
Total Liabilities	(18,034,777)	(11,232,819)	(6,801,958)	-
Total Derivative Instruments:	(9,501,813)	(10,806,908)	1,305,095	-
Other Financial Instruments:

TBA Sale Commitments	(1,985,672,104)	-	(1,985,672,104)	-
Total Other Financial Instruments:	(1,985,672,104)	-	(1,985,672,104)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	2,712,239	(2,150,957)
Total Credit Risk	2,712,239	(2,150,957)
Interest Rate Risk
Futures Contracts (b)	425,911	(11,232,819)
Purchased Swaptions (c)	16,072,508	-
Swaps (d)	5,394,814	(143,053)
Written Swaptions (e)	-	(4,507,948)
Total Interest Rate Risk	21,893,233	(15,883,820)
Total Value of Derivatives	24,605,472	(18,034,777)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(e)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $47,778,114,830)	$46,244,036,476
Fidelity Central Funds (cost $1,148,870,900)	1,148,871,489

Total Investment in Securities (cost $48,926,985,730)		$47,392,907,965
Cash		3,533,535
Receivable for investments sold		1,483,395
Receivable for premium on written options		4,715,592
Receivable for TBA sale commitments		1,990,466,457
Receivable for swaps		393,473
Receivable for fund shares sold		4,450,396
Interest receivable		358,269,271
Distributions receivable from Fidelity Central Funds		2,697,034
Receivable for variation margin on futures contracts		1,265,036
Bi-lateral OTC swaps, at value		2,712,239
Other receivables		219,457
Total assets		49,763,113,850
Liabilities
Payable for investments purchased
Regular delivery	$206,356,449
Delayed delivery	4,382,659,952
TBA sale commitments, at value	1,985,672,104
Payable for fund shares redeemed	3,350,715
Bi-lateral OTC swaps, at value	2,150,957
Payable for daily variation margin on centrally cleared swaps	388,968
Written options, at value (premium receivable $4,715,592)	4,507,948
Other payables and accrued expenses	202,432
Total liabilities		6,585,289,525
Net Assets		$43,177,824,325
Net Assets consist of:
Paid in capital		$47,212,166,904
Total accumulated earnings (loss)		(4,034,342,579)
Net Assets		$43,177,824,325
Net Asset Value, offering price and redemption price per share ($43,177,824,325 ÷ 437,615,121 shares)		$98.67
Statement of Operations
Six months ended March 31, 2026 (Unaudited)
Investment Income
Interest		$916,463,251
Income from Fidelity Central Funds (including $241,348 from security lending)		15,728,079
Total income		932,191,330
Expenses
Custodian fees and expenses	$7,294
Independent trustees' fees and expenses	50,357
Total expenses before reductions	57,651
Expense reductions	(8,737)
Total expenses after reductions		48,914
Net Investment income (loss)		932,142,416
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(338,349,145)
Fidelity Central Funds	45,658
Futures contracts	345,692
Swaps	16,947,639
Total net realized gain (loss)		(321,010,156)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(128,039,738)
Futures contracts	(14,465,124)
Swaps	(1,027,635)
Written options	207,644
TBA sale commitments	(2,066,351)
Total change in net unrealized appreciation (depreciation)		(145,391,204)
Net gain (loss)		(466,401,360)
Net increase (decrease) in net assets resulting from operations		$465,741,056
Statement of Changes in Net Assets

	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$932,142,416	$1,778,058,829
Net realized gain (loss)	(321,010,156)	(392,877,005)
Change in net unrealized appreciation (depreciation)	(145,391,204)	(3,152,771)
Net increase (decrease) in net assets resulting from operations	465,741,056	1,382,029,053
Distributions to shareholders	(926,417,080)	(1,795,789,335)

Affiliated share transactions
Proceeds from sales of shares	1,935,310,393	3,385,547,343
Reinvestment of distributions	926,417,080	1,785,901,814
Cost of shares redeemed	(1,291,762,669)	(3,692,455,755)

Net increase (decrease) in net assets resulting from share transactions	1,569,964,804	1,478,993,402
Total increase (decrease) in net assets	1,109,288,780	1,065,233,120

Net Assets
Beginning of period	42,068,535,545	41,003,302,425
End of period	$43,177,824,325	$42,068,535,545

Other Information
Shares
Sold	19,391,106	34,570,929
Issued in reinvestment of distributions	9,285,695	18,165,882
Redeemed	(12,941,437)	(37,615,951)
Net increase (decrease)	15,735,364	15,120,860

Financial Highlights
Fidelity® Investment Grade Bond Central Fund

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$99.72	$100.80	$93.61	$95.82	$114.50	$118.41
Income from Investment Operations
Net investment income (loss) A,B	2.149	4.302	4.155	3.682	2.699	2.569
Net realized and unrealized gain (loss)	(1.062)	(1.037)	7.187	(2.239)	(18.662)	(1.197)
Total from investment operations	1.087	3.265	11.342	1.443	(15.963)	1.372
Distributions from net investment income	(2.137)	(4.345)	(4.152)	(3.653)	(2.717)	(2.615)
Distributions from net realized gain	-	-	-	-	-	(2.667)
Total distributions	(2.137)	(4.345)	(4.152)	(3.653)	(2.717)	(5.282)
Net asset value, end of period	$98.67	$99.72	$100.80	$93.61	$95.82	$114.50
Total Return C,D	1.08%	3.39%	12.37%	1.43%	(14.14)%	1.18%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	4.32% H	4.39%	4.28%	3.79%	2.53%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$43,177,824	$42,068,536	$41,003,302	$36,994,739	$31,934,099	$32,962,327
Portfolio turnover rate I	142 % H	175%	206%	174%	181%	245%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2026

1. Organization.
Fidelity Investment Grade Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards, losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$242,917,728
Gross unrealized depreciation	(1,778,535,940)
Net unrealized appreciation (depreciation)	$(1,535,618,212)
Tax cost	$48,929,006,486

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(708,369,878)
Long-term	(1,419,939,467)
Total capital loss carryforward	$(2,128,309,345)

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Investment Grade Bond Central Fund
Credit Risk
Swaps	(56,291)	347,739
Total Credit Risk	(56,291)	347,739
Interest Rate Risk
Futures Contracts	345,692	(14,465,124)
Purchased Options	(4,618,033)	816,439
Written Options	-	207,644
Swaps	17,003,930	(1,375,374)
Total Interest Rate Risk	12,731,589	(14,816,415)
Totals	12,675,298	(14,468,676)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Investment Grade Bond Central Fund	17,655,391,119	17,620,450,077
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Directors have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Investment Grade Bond Central Fund	$198,470

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Investment Grade Bond Central Fund	25,205	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8,737.
9. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.807412.121
TP1-SANN-0526
Fidelity® Inflation-Protected Bond Index Central Fund

Semi-Annual Report
March 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Inflation-Protected Bond Index Central Fund
Schedule of Investments March 31, 2026 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.5%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	0.18 to 2.33	8,711,302	8,837,583
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	-1.18 to 2.24	13,116,177	13,608,025
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	-0.09 to 2.28	4,324,488	4,772,658
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	-1.65 to 1.75	5,268,715	5,541,194
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	-1.10 to 1.87	7,953,570	8,581,660
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	-1.03 to 2.23	23,995,401	22,970,620
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	-1.19 to 2.51	32,137,103	30,220,224
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	-0.73 to 2.17	33,698,325	31,019,562
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	-0.44 to 2.44	24,421,552	24,282,571
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	-1.14 to 2.17	30,823,957	29,346,898
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	-1.17 to 2.15	23,267,011	21,743,541
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	-1.29 to 1.95	21,536,073	20,949,328
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	-1.53 to 1.87	26,893,096	26,889,417
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	-1.66 to 2.07	28,561,978	28,345,048
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	0.09 to 2.22	32,777,203	30,932,508
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	-1.63 to 1.83	26,023,642	25,951,785
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	-1.03 to 1.80	20,352,138	20,205,667
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.15 to 2.52	30,398,496	29,284,699
US Treasury Notes Inflation-Indexed 1.125% 10/15/2030	1.21 to 1.44	30,869,464	30,598,863
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.33 to 1.97	22,706,498	22,798,685
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.57 to 2.23	33,905,960	33,152,068
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	0.70 to 2.28	30,589,723	31,070,575
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	0.99 to 1.99	28,565,747	29,022,897
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.33 to 1.60	29,773,795	30,077,997
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.68 to 2.13	30,960,299	30,837,597
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	1.92 to 2.01	24,524,010	24,233,625
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.60 to 2.25	36,217,057	36,404,654
US Treasury Notes Inflation-Indexed 1.875% 7/15/2035	1.72 to 1.97	38,633,532	38,452,137
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.77 to 2.12	35,268,159	35,870,620
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.02 to 2.29	28,984,924	29,761,763
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.25 to 2.43	27,736,828	28,720,041
TOTAL U.S. TREASURY OBLIGATIONS (Cost $777,041,590)			784,484,510

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $157,035)	3.69	157,003	157,035

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $777,198,625)	784,641,545
NET OTHER ASSETS (LIABILITIES) - 0.5%	3,884,631
NET ASSETS - 100.0%	788,526,176

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,993,619	33,456,215	35,292,422	47,390	(377)	-	157,035	157,003	0.0%
Total	1,993,619	33,456,215	35,292,422	47,390	(377)	-	157,035

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	784,484,510	-	784,484,510	-

Money Market Funds	157,035	157,035	-	-
Total Investments in Securities:	784,641,545	157,035	784,484,510	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $777,041,590)	$784,484,510
Fidelity Central Funds (cost $157,035)	157,035

Total Investment in Securities (cost $777,198,625)		$784,641,545
Receivable for investments sold		12,871,943
Receivable for fund shares sold		253,470
Interest receivable		3,006,826
Distributions receivable from Fidelity Central Funds		353
Total assets		800,774,137
Liabilities
Payable for investments purchased	$12,165,367
Payable for fund shares redeemed	82,566
Other payables and accrued expenses	28
Total liabilities		12,247,961
Net Assets		$788,526,176
Net Assets consist of:
Paid in capital		$820,683,234
Total accumulated earnings (loss)		(32,157,058)
Net Assets		$788,526,176
Net Asset Value, offering price and redemption price per share ($788,526,176 ÷ 8,759,308 shares)		$90.02
Statement of Operations
Six months ended March 31, 2026 (Unaudited)
Investment Income
Interest		$11,428,372
Income from Fidelity Central Funds		47,390
Total income		11,475,762
Expenses
Custodian fees and expenses	$302
Independent trustees' fees and expenses	896
Total expenses before reductions	1,198
Expense reductions	(212)
Total expenses after reductions		986
Net Investment income (loss)		11,474,776
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(52,415)
Fidelity Central Funds	(377)
Total net realized gain (loss)		(52,792)
Change in net unrealized appreciation (depreciation) on investment securities		(4,107,250)
Net gain (loss)		(4,160,042)
Net increase (decrease) in net assets resulting from operations		$7,314,734
Statement of Changes in Net Assets

	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,474,776	$30,795,097
Net realized gain (loss)	(52,792)	(3,486,439)
Change in net unrealized appreciation (depreciation)	(4,107,250)	12,015,755
Net increase (decrease) in net assets resulting from operations	7,314,734	39,324,413
Distributions to shareholders	(25,072,686)	(23,438,941)

Affiliated share transactions
Proceeds from sales of shares	59,994,215	534,027,025
Reinvestment of distributions	25,072,686	23,438,941
Cost of shares redeemed	(26,818,557)	(267,772,462)

Net increase (decrease) in net assets resulting from share transactions	58,248,344	289,693,504
Total increase (decrease) in net assets	40,490,392	305,578,976

Net Assets
Beginning of period	748,035,784	442,456,808
End of period	$788,526,176	$748,035,784

Other Information
Shares
Sold	666,487	5,949,672
Issued in reinvestment of distributions	278,696	262,101
Redeemed	(296,378)	(2,949,113)
Net increase (decrease)	648,805	3,262,660

Financial Highlights
Fidelity® Inflation-Protected Bond Index Central Fund

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$92.23	$91.27	$88.00	$96.61	$113.48	$108.93
Income from Investment Operations
Net investment income (loss) A,B	1.343	4.098	3.663	3.381	7.596	5.098
Net realized and unrealized gain (loss)	(.500)	.558	4.042	(1.285)	(15.349)	1.090
Total from investment operations	.843	4.656	7.705	2.096	(7.753)	6.188
Distributions from net investment income	(3.053)	(3.696)	(4.435)	(8.189)	(7.113)	(.222)
Distributions from net realized gain	-	-	-	(2.517)	(2.004)	(1.416)
Total distributions	(3.053)	(3.696)	(4.435)	(10.706)	(9.117)	(1.638)
Net asset value, end of period	$90.02	$92.23	$91.27	$88.00	$96.61	$113.48
Total Return C,D	.94%	5.29%	9.01%	2.15%	(7.47)%	5.74%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	2.98% H	4.55%	4.13%	3.71%	7.12%	4.60%
Supplemental Data
Net assets, end of period (000 omitted)	$788,526	$748,036	$442,457	$423,704	$614,245	$1,177,340
Portfolio turnover rate I	25 % H	56%	63%	33%	33%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2026

1. Organization.
Fidelity Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,015,739
Gross unrealized depreciation	(2,007,739)
Net unrealized appreciation (depreciation)	$7,008,000
Tax cost	$777,633,545

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(6,622,757)
Long-term	(34,894,060)
Total capital loss carryforward	$(41,516,817)
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $212.
6. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.938136.114
IPB-SANN-0526

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 21, 2026